DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
January 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (2.5%)
	Anima Holding SA	1,075,300	$1,068,608
	Azzas 2154 SA	29,996	152,409
	Banco ABC Brasil SA	32,463	165,438
	Banco Bradesco SA (BBDC3 BZ)	1,074,868	3,741,690
	Banco do Brasil SA	4,283,373	20,526,658
	Banco Santander Brasil SA	1,246,257	8,600,837
	Bemobi Mobile Tech SA	63,055	297,018
*	Blau Farmaceutica SA	76,180	147,214
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	173,215	702,043
*	Brava Energia	175,795	631,330
	C&A Modas SA	542,649	1,230,118
*	Cia Brasileira de Aluminio	609,911	1,179,781
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	4,128,909
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	343,097	655,315
	Cogna Educacao SA	9,120,142	7,884,974
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	862,551	4,900,532
	Dexco SA	1,722,649	1,875,593
	Dimed SA Distribuidora da Medicamentos	89,500	224,994
	Empreendimentos Pague Menos SA PGMN3 BZ	463,598	577,873
*	Empreendimentos Pague Menos SA PGMN9 BZ	18,429	22,972
	Even Construtora e Incorporadora SA	687,456	1,038,483
#	Gerdau SA, Sponsored ADR	3,232,747	13,803,829
	Grendene SA	37,666	35,499
	Grupo SBF SA	260,287	712,200
	Guararapes Confeccoes SA	378,200	705,700
	Iochpe Maxion SA	500,754	1,048,560
		Shares	Value»
BRAZIL — (Continued)
*	IRB-Brasil Resseguros SA	268,902	$2,955,861
*	Jalles Machado SA	124,400	69,495
*	JBS NV, BDR	292,447	4,575,015
	JHSF Participacoes SA	1,503,305	2,727,958
	JSL SA	83,710	118,501
	Lavvi Empreendimentos Imobiliarios SA	126,108	428,687
*	Lojas Quero-Quero SA	90,500	43,507
Ω	LWSA SA	394,200	366,280
	M Dias Branco SA	91,614	432,241
	Magazine Luiza SA	634,033	1,179,456
	Melnick Even Desenvolvimento Imobiliario SA	15,500	11,751
	Moura Dubeux Engenharia SA	226,168	1,228,233
	Movida Participacoes SA	269,553	637,677
*	Oceanpact Servicos Maritimos SA	3,700	6,623
	Petroleo Brasileiro SA - Petrobras	10,192,349	78,223,168
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	1,849,041	28,364,289
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2,874,100	41,272,076
	Petroreconcavo SA	439,400	943,465
*	PRIO SA	1,267,613	12,281,713
	Qualicorp Consultoria e Corretora de Seguros SA	478,316	206,314
	Romi SA	225,323	360,500
	Sao Martinho SA	176,538	512,229
Ω	Ser Educacional SA	177,761	422,215
	Simpar SA	168,818	214,601
	Trisul SA	423,391	570,394
	Ultrapar Participacoes SA (UGPA3 BZ)	67,827	327,101
	Vale SA (VALE US), Sponsored ADR	639,337	10,274,146
	Vale SA (VALE3 BZ)	4,161,137	66,669,917

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	206,537	$872,418
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	232,700	176,424
	Vibra Energia SA	2,258,839	12,344,156
	YDUQS Participacoes SA	695,103	1,937,611
TOTAL BRAZIL			346,812,599
CHILE — (0.6%)
	Banco de Credito e Inversiones SA	38,444	2,857,051
	Besalco SA	530,992	850,017
	BICECORP SA	2,846,826	1,433,529
	Camanchaca SA	1,334,309	146,331
*	CAP SA	558,310	5,271,372
	Cencosud SA	2,573,220	8,610,694
	Cia Sud Americana de Vapores SA	46,849,671	2,574,216
	Cristalerias de Chile SA	264,624	740,073
	Empresa Nacional de Telecomunicaciones SA	714,381	3,835,210
	Empresas CMPC SA	4,198,444	6,294,294
	Empresas Copec SA	1,491,993	12,718,750
*	Empresas Hites SA	3,049,468	442,921
	Enel Americas SA (ENELAM CI)	20,797,620	1,963,442
	Falabella SA	1,568,863	12,176,763
	Inversiones Aguas Metropolitanas SA	2,219,249	2,816,378
*	Masisa SA	8,850,036	169,270
	PAZ Corp. SA	1,562,812	1,555,204
	Ripley Corp. SA	647,087	325,318
	Salfacorp SA	2,712,464	4,466,724
	Sigdo Koppers SA	187,924	365,707
	SMU SA	3,058,733	573,127
	Sociedad Matriz SAAM SA	44,103,821	6,959,488
*	Socovesa SA	3,559,512	652,250
	SONDA SA	276,164	105,874
	Vina Concha y Toro SA	581,670	663,007
TOTAL CHILE			78,567,010
CHINA — (26.8%)
	360 Security Technology, Inc., Class A	528,533	922,743
		Shares	Value»
CHINA — (Continued)
	361 Degrees International Ltd.	4,912,000	$3,615,196
	5I5J Holding Group Co. Ltd., Class A	778,700	374,159
	AAC Technologies Holdings, Inc.	2,490,500	11,822,482
*	ADAMA Ltd., Class A	191,800	171,768
*	Addsino Co. Ltd., Class A	85,900	351,708
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	858,535
	AECC Aviation Power Co. Ltd., Class A	165,007	1,100,120
	Agricultural Bank of China Ltd., Class H	84,233,000	58,888,702
	Aisino Corp., Class A	369,067	532,983
	Ajisen China Holdings Ltd.	2,433,000	283,388
Ω	AK Medical Holdings Ltd.	222,000	165,805
	Alibaba Group Holding Ltd. (9988 HK)	20,826,700	443,058,337
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	217,044	36,801,981
	Allmed Medical Products Co. Ltd., Class A	111,200	184,737
	Aluminum Corp. of China Ltd., Class H	6,208,000	10,839,605
	Amrita Global Development Ltd.	744,000	57,142
	Andon Health Co. Ltd., Class A	55,200	330,382
	Anhui Conch Cement Co. Ltd., Class H	3,098,000	9,824,743
	Anhui Construction Engineering Group Co. Ltd., Class A	508,900	349,994
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	599,837
	Anhui Heli Co. Ltd., Class A	203,527	638,400
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	497,269
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	156,651	510,277
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	82,401

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	$812,208
	Anhui Jinhe Industrial Co. Ltd., Class A	32,900	112,424
	Anhui Kouzi Distillery Co. Ltd., Class A	139,600	590,569
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	86,674
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	133,389
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	592,607
	Anhui Xinhua Media Co. Ltd., Class A	304,900	303,084
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	1,225,800
	Anjoy Foods Group Co. Ltd., Class A	60,399	775,664
#	Anton Oilfield Services Group	12,688,000	1,933,364
	Aotecar New Energy Technology Group Co. Ltd., Class A	689,700	318,386
	APT Satellite Holdings Ltd.	154,000	82,789
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,577	835,534
*	Asia Cement China Holdings Corp.	2,364,500	714,859
#Ω	AsiaInfo Technologies Ltd.	1,127,600	1,236,208
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	1,124,237
	Autohome, Inc., ADR	33,847	745,988
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	6,034,247
*	BAIC Foton Motor Co. Ltd., Class A	1,943,402	824,800
#*Ω	BAIC Motor Corp. Ltd., Class H	7,070,500	1,673,395
#*	Baidu, Inc. (9888 HK), Class A	100,000	1,916,755
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	95,618,632
		Shares	Value»
CHINA — (Continued)
*Ω	Bairong, Inc.	598,000	$849,924
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	2,559,444
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,404,007
	Bank of Changsha Co. Ltd., Class A	1,111,100	1,560,231
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,183,314
	Bank of China Ltd., Class H	212,746,817	127,048,828
	Bank of Chongqing Co. Ltd., Class H	2,931,500	2,949,367
	Bank of Communications Co. Ltd., Class H	27,249,574	23,409,861
	Bank of Guiyang Co. Ltd., Class A	881,151	736,516
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	4,309,070
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	7,612,564
	Bank of Nanjing Co. Ltd., Class A	3,096,531	4,691,427
	Bank of Ningbo Co. Ltd., Class A	1,706,181	7,599,312
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	87,591
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,581,932
	Bank of Suzhou Co. Ltd., Class A	1,125,708	1,333,356
	Bank of Xi'an Co. Ltd., Class A	705,600	380,834
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	5,339,828
	Baoxiniao Holding Co. Ltd., Class A	377,300	218,754
	Baoye Group Co. Ltd., Class H	1,035,120	560,041
#	BBMG Corp., Class H	9,211,000	966,802
	BBMG Jidong Cement Group Co. Ltd., Class A	285,244	204,755
	Befar Group Co. Ltd., Class A	628,200	504,364
	Beibuwan Port Co. Ltd., Class A	443,467	623,779
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	2,234,279	990,450
#*	Beijing Capital International Airport Co. Ltd., Class H	3,686,000	1,253,359

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
CHINA — (Continued)
Beijing Changjiu Logistics Corp., Class A	78,283	$83,353
Beijing Dabeinong Technology Group Co. Ltd., Class A	1,229,000	810,572
Beijing Easpring Material Technology Co. Ltd., Class A	78,921	650,583
Beijing Energy International Holding Co. Ltd.	418,200	63,093
Beijing Enterprises Holdings Ltd.	1,978,500	8,962,542
Beijing Enterprises Water Group Ltd.	15,798,000	5,438,637
Beijing Fengjing Automotive Parts Co. Ltd.	285,500	172,225
Beijing Gehua CATV Network Co. Ltd., Class A	429,900	505,842
Beijing GeoEnviron Engineering & Technology, Inc., Class A	486,128	709,549
Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	433,558
Beijing Jetsen Technology Co. Ltd., Class A	782,200	681,625
Beijing New Building Materials PLC, Class A	358,310	1,438,643
Beijing Originwater Technology Co. Ltd., Class A	753,163	436,802
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	68,500	171,435
Beijing Sanyuan Foods Co. Ltd., Class A	358,600	281,430
Beijing Shougang Co. Ltd., Class A	1,336,666	1,084,469
Beijing Shunxin Agriculture Co. Ltd., Class A	144,922	309,748
Beijing Sinnet Technology Co. Ltd., Class A	434,928	958,088
Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	251,923
		Shares	Value»
CHINA — (Continued)
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	371,935	$204,953
	Beijing Strong Biotechnologies, Inc., Class A	130,700	248,713
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	297,000	327,583
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	82,748
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	969,513
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	107,402	221,420
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	4,633,777
	Best Pacific International Holdings Ltd.	396,000	163,415
*	Better Life Commercial Chain Share Co. Ltd., Class A	56,100	41,214
*	BGI Genomics Co. Ltd., Class A	15,100	109,913
	Biem.L.Fdlkk Garment Co. Ltd., Class A	95,200	206,617
	Black Peony Group Co. Ltd., Class A	123,400	171,982
*	Blue Sail Medical Co. Ltd., Class A	264,800	225,572
	Bluestar Adisseo Co., Class A	234,900	324,160
Ω	BOC Aviation Ltd.	578,800	5,996,162
*	BOE HC SemiTek Corp.	253,700	304,170
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,963,584
#	BOE Varitronix Ltd.	1,101,000	684,195
*	Bohai Leasing Co. Ltd., Class A	2,050,400	1,312,197
*	Bomin Electronics Co. Ltd., Class A	73,400	124,381
	Boyaa Interactive International Ltd.	123,000	52,121
	Bright Dairy & Food Co. Ltd., Class A	425,905	488,805

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Brilliance China Automotive Holdings Ltd.	16,650,000	$8,608,775
	Bros Eastern Co. Ltd., Class A	361,300	368,798
*	B-Soft Co. Ltd., Class A	298,340	232,720
	BTG Hotels Group Co. Ltd., Class A	312,913	774,585
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	154,900	240,992
#	BYD Electronic International Co. Ltd.	844,500	3,605,847
	By-health Co. Ltd., Class A	387,000	678,538
*	C C Land Holdings Ltd.	11,379,429	1,747,858
#	C&D International Investment Group Ltd.	2,490,261	5,129,714
	C&S Paper Co. Ltd., Class A	375,800	440,907
	Caitong Securities Co. Ltd., Class A	881,110	1,180,277
*Ω	CALB Group Co. Ltd., Class H	29,800	93,977
	Camel Group Co. Ltd., Class A	362,820	495,386
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	379,869
	Canmax Technologies Co. Ltd., Class A	43,516	288,124
	Canny Elevator Co. Ltd., Class A	197,400	229,347
	CCCC Design & Consulting Group Co. Ltd., Class A	416,800	444,652
	CCS Supply Chain Management Co. Ltd., Class A	229,000	125,253
	CECEP Solar Energy Co. Ltd., Class A	1,130,800	873,872
	CECEP Wind-Power Corp., Class A	1,871,870	832,379
	Central China Land Media Co. Ltd., Class A	402,900	740,921
*††	Central China Management Co. Ltd.	7,334,350	99,518
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,183,656
		Shares	Value»
CHINA — (Continued)
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	$121,101
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	291,267
	Changchun High-Tech Industry Group Co. Ltd., Class A	74,000	1,021,233
	Changhong Meiling Co. Ltd., Class A	159,500	152,642
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	474,800	324,790
	Changjiang Publishing & Media Co. Ltd., Class A	275,200	364,247
	Changjiang Securities Co. Ltd., Class A	1,076,490	1,341,091
	Chaoju Eye Care Holdings Ltd.	61,500	21,148
	Chaowei Power Holdings Ltd.	2,400,000	422,819
Ω	Cheerwin Group Ltd.	533,500	164,750
	Cheng De Lolo Co. Ltd., Class A	233,200	287,802
	Chengdu B-Ray Media Co. Ltd., Class A	337,800	293,266
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	183,565
	Chengdu Hongqi Chain Co. Ltd., Class A	430,110	365,823
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	783,808
	Chenguang Biotech Group Co. Ltd., Class A	60,100	117,134
	Chengzhi Co. Ltd., Class A	345,111	454,579
#	Chervon Holdings Ltd.	278,900	862,382
*	China Aerospace International Holdings Ltd.	1,164,000	92,148
	China Aircraft Leasing Group Holdings Ltd.	5,826	3,615

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	$300,883
	China Automotive Engineering Research Institute Co. Ltd., Class A	87,500	238,616
	China BlueChemical Ltd., Class H	7,524,878	2,616,243
*Ω	China Bohai Bank Co. Ltd., Class H	1,685,000	196,319
	China CAMC Engineering Co. Ltd., Class A	266,600	336,879
#	China Chunlai Education Group Co. Ltd.	34,000	16,668
#	China Cinda Asset Management Co. Ltd., Class H	11,720,000	1,994,278
	China CITIC Bank Corp. Ltd., Class H	26,394,112	24,583,263
#	China Coal Energy Co. Ltd., Class H	9,999,000	14,634,250
	China Coal Xinji Energy Co. Ltd., Class A	615,300	648,608
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
#	China Communications Services Corp. Ltd., Class H	9,873,071	5,996,065
#*	China Conch Environment Protection Holdings Ltd.	1,265,000	85,825
	China Conch Venture Holdings Ltd.	1,867,500	2,551,686
	China Construction Bank Corp., Class H	295,180,101	298,052,251
	China CYTS Tours Holding Co. Ltd., Class A	193,700	275,355
	China Design Group Co. Ltd., Class A	194,100	227,107
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,658,000	960,274
††	China Dili Group	4,137,899	65,574
	China Education Group Holdings Ltd.	626,709	244,116
		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	350,000	$60,820
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,398,000	646,908
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	2,269,489
#	China Everbright Bank Co. Ltd., Class H	8,476,000	3,532,932
Ω	China Feihe Ltd.	11,239,000	5,582,775
	China Film Group Co. Ltd., Class A	49,100	125,548
	China Foods Ltd.	2,876,000	1,593,126
	China Galaxy Securities Co. Ltd., Class H	5,073,000	6,821,645
#	China Gas Holdings Ltd.	10,186,131	10,089,900
	China Gold International Resources Corp. Ltd. (2099 HK)	59,900	1,516,726
	China Great Wall Securities Co. Ltd., Class A	427,300	605,134
	China Hainan Rubber Industry Group Co. Ltd., Class A	396,900	419,652
	China Haisum Engineering Co. Ltd., Class A	59,700	94,921
	China Hanking Holdings Ltd.	219,000	116,529
	China Hongqiao Group Ltd.	7,424,000	33,954,934
††	China Huiyuan Juice Group Ltd.	4,182,433	187,704
#	China International Marine Containers Group Co. Ltd., Class H	4,168,220	4,739,331
	China Jinmao Holdings Group Ltd.	3,102,902	687,241
	China Jushi Co. Ltd., Class A	1,274,241	3,916,831
	China Kepei Education Group Ltd.	1,432,000	243,469
	China Lesso Group Holdings Ltd.	3,731,000	2,866,254
#	China Lilang Ltd.	1,432,000	614,248

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	China Literature Ltd.	1,224,800	$5,606,042
*	China Longevity Group Co. Ltd.	1,152,649	1,475
#	China Medical System Holdings Ltd.	3,531,000	6,333,775
	China Meheco Group Co. Ltd., Class A	425,320	665,519
#	China Meidong Auto Holdings Ltd.	2,080,000	388,844
	China Mengniu Dairy Co. Ltd.	10,415,000	21,750,461
	China Merchants Bank Co. Ltd., Class H	8,431,500	51,513,050
	China Merchants Energy Shipping Co. Ltd., Class A	1,708,900	2,786,586
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	507,200	684,735
	China Merchants Port Holdings Co. Ltd.	4,154,291	8,360,921
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	433,222
Ω	China Merchants Securities Co. Ltd., Class H	216,200	403,817
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	531,310	807,881
*††	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	16,700,400	8,309,668
#	China Modern Dairy Holdings Ltd.	4,413,000	876,771
	China National Accord Medicines Corp. Ltd., Class A	126,407	473,986
	China National Building Material Co. Ltd., Class H	10,015,888	7,204,411
	China National Chemical Engineering Co. Ltd., Class A	1,363,900	1,746,463
		Shares	Value»
CHINA — (Continued)
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	$505,822
	China National Medicines Corp. Ltd., Class A	181,200	757,954
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,213,208
*Ω	China New Higher Education Group Ltd.	3,209,590	370,253
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	287,200	322,968
	China Nonferrous Mining Corp. Ltd.	2,291,000	4,540,907
*	China Oil & Gas Group Ltd.	16,180,000	358,534
	China Oilfield Services Ltd., Class H	6,418,000	7,053,625
#	China Overseas Grand Oceans Group Ltd.	5,185,742	1,754,679
	China Overseas Land & Investment Ltd.	9,611,500	17,225,864
	China Pacific Insurance Group Co. Ltd., Class H	6,214,200	31,299,907
	China Petroleum & Chemical Corp., Class H	78,699,575	54,161,428
	China Petroleum Engineering Corp., Class A	369,500	222,261
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	490,200	513,227
	China Railway Group Ltd., Class H	10,782,000	6,222,011
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	666,361
	China Railway Materials Co. Ltd., Class A	1,195,200	500,500
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,672,800

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	$287,678
	China Reinsurance Group Corp., Class H	8,258,000	1,861,084
	China Resources Beer Holdings Co. Ltd.	1,903,500	6,368,008
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	104,300	344,386
	China Resources Building Materials Technology Holdings Ltd.	9,124,000	1,994,089
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	937,871
#	China Resources Gas Group Ltd.	2,887,000	7,942,531
	China Resources Land Ltd.	11,585,000	45,369,012
#	China Resources Medical Holdings Co. Ltd.	3,304,000	1,370,303
Ω	China Resources Pharmaceutical Group Ltd.	7,456,500	4,341,037
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	293,300	1,186,515
#	China Risun Group Ltd.	3,584,000	1,261,217
#*	China Ruyi Holdings Ltd.	2,464,000	681,465
*	China Sanjiang Fine Chemicals Co. Ltd.	2,855,000	1,703,124
#	China Shenhua Energy Co. Ltd., Class H	9,267,500	50,990,767
	China Shineway Pharmaceutical Group Ltd.	1,660,000	2,011,452
	China South Publishing & Media Group Co. Ltd., Class A	455,600	723,651
	China Starch Holdings Ltd.	10,090,000	236,652
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	9,969,046	$7,229,697
	China State Construction International Holdings Ltd.	934,000	1,121,928
#	China Sunshine Paper Holdings Co. Ltd.	2,083,000	348,272
	China Taiping Insurance Holdings Co. Ltd.	5,793,800	18,985,310
	China Tianying, Inc., Class A	760,400	668,324
Ω	China Tower Corp. Ltd., Class H	17,378,300	25,003,492
	China Traditional Chinese Medicine Holdings Co. Ltd.	9,364,000	2,469,304
	China TransInfo Technology Co. Ltd., Class A	320,882	569,441
#*	China Travel International Investment Hong Kong Ltd.	5,703,631	1,000,105
*	China Union Holdings Ltd., Class A	494,700	422,875
	China Vered Financial Holding Corp. Ltd.	185,000	25,885
	China West Construction Group Co. Ltd., Class A	394,200	343,366
	China XD Electric Co. Ltd., Class A	334,100	695,613
	China XLX Fertiliser Ltd.	2,216,000	3,179,339
	China Yongda Automobiles Services Holdings Ltd.	4,216,500	843,272
#*Ω	China Youran Dairy Group Ltd.	3,708,000	2,117,220
*Ω	China Yuhua Education Corp. Ltd.	470,000	33,701
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	874,226
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,470,837

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
CHINA — (Continued)
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	$135,665
Chinasoft International Ltd.	8,516,000	5,480,920
Chinese Universe Publishing & Media Group Co. Ltd., Class A	270,408	365,293
Chongqing Changan Automobile Co. Ltd., Class A	1,691,009	2,705,173
Chongqing Department Store Co. Ltd., Class A	125,084	443,028
Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	370,191
Chongqing Gas Group Corp. Ltd., Class A	204,000	169,421
Chongqing Machinery & Electric Co. Ltd., Class H	1,716,000	538,784
Chongqing Port Co. Ltd., Class A	255,300	201,174
Chongqing Road & Bridge Co. Ltd., Class A	188,200	172,181
Chongqing Rural Commercial Bank Co. Ltd., Class H	11,151,000	8,324,784
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	705,844
Chongqing Zhifei Biological Products Co. Ltd., Class A	232,100	580,310
Chow Tai Seng Jewellery Co. Ltd., Class A	253,200	463,775
CIMC Enric Holdings Ltd.	2,746,000	3,894,811
Cisen Pharmaceutical Co. Ltd., Class A	161,500	406,770
CITIC Ltd.	13,626,483	21,777,573
CITIC Resources Holdings Ltd.	10,062,000	655,437
CITIC Securities Co. Ltd., Class H	90,825	339,894
City Development Environment Co. Ltd., Class A	180,900	366,919
CMST Development Co. Ltd., Class A	655,800	559,672
		Shares	Value»
CHINA — (Continued)
	CNGR Advanced Material Co. Ltd., Class A	98,360	$775,329
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,375,435
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	434,677	577,319
*	COFCO Biotechnology Co. Ltd., Class A	453,000	440,194
	COFCO Capital Holdings Co. Ltd., Class A	162,200	264,294
#*	COFCO Joycome Foods Ltd.	4,789,000	1,028,182
	COFCO Sugar Holding Co. Ltd., Class A	255,000	650,564
	Cofoe Medical Technology Co. Ltd., Class A	40,300	305,538
	Concord New Energy Group Ltd.	24,450,000	999,799
	Consun Pharmaceutical Group Ltd.	1,356,000	3,135,132
	COSCO SHIPPING Development Co. Ltd., Class H	13,628,000	1,937,799
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,010,000	7,223,560
#	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	24,524,556
	COSCO SHIPPING International Hong Kong Co. Ltd.	2,552,000	2,069,910
#	COSCO SHIPPING Ports Ltd.	4,700,210	3,724,447
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	741,384
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	326,294
	CRRC Corp. Ltd., Class H	3,275,000	2,432,887
	CSG Holding Co. Ltd., Class A	632,849	423,538
	CSPC Pharmaceutical Group Ltd.	20,258,000	24,851,212

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSSC Hong Kong Shipping Co. Ltd.	3,900,000	$1,067,468
	CSSC Science & Technology Co. Ltd., Class A	217,600	359,456
	CTS International Logistics Corp. Ltd., Class A	559,470	480,442
	Dajin Heavy Industry Co. Ltd., Class A	65,400	578,795
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	639,299
#*	Damai Entertainment Holdings Ltd.	12,430,000	1,569,013
	Daqin Railway Co. Ltd., Class A	2,839,361	2,051,284
	Dashang Co. Ltd., Class A	113,216	296,544
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	101,527
	Deppon Logistics Co. Ltd., Class A	193,700	525,472
*	Dezhan Healthcare Co. Ltd., Class A	555,200	344,128
	Dian Diagnostics Group Co. Ltd., Class A	111,200	382,366
#	Dongfang Electric Corp. Ltd., Class H	859,000	2,799,670
	DongFeng Automobile Co. Ltd., Class A	209,300	208,734
	Dongfeng Electronic Technology Co. Ltd., Class A	125,400	214,056
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	522,721
	Dongguan Development Holdings Co. Ltd., Class A	308,200	487,629
	Dongxing Securities Co. Ltd., Class A	523,100	1,045,945
	Dongyue Group Ltd.	5,512,000	8,640,890
	Dynagreen Environmental Protection Group Co. Ltd., Class H	873,000	593,778
*	Easyhome New Retail Group Co. Ltd., Class A	1,496,000	668,520
#	E-Commodities Holdings Ltd.	5,778,000	658,257
		Shares	Value»
CHINA — (Continued)
	Edvantage Group Holdings Ltd.	351,596	$67,984
#	EEKA Fashion Holdings Ltd.	593,000	536,859
*††	Elion Energy Co. Ltd., Class A	807,498	8,135
	ENN Natural Gas Co. Ltd., Class A	401,200	1,126,026
	Era Co. Ltd., Class A	302,300	195,611
	Eternal Asia Supply Chain Management Ltd., Class A	145,500	126,811
	EVA Precision Industrial Holdings Ltd.	3,950,000	468,882
	Ever Sunshine Services Group Ltd.	1,958,000	459,328
#Ω	Everbright Securities Co. Ltd., Class H	282,600	321,344
	Fangda Carbon New Material Co. Ltd., Class A	748,694	617,446
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	686,938
	Far East Horizon Ltd.	8,098,000	8,100,607
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	311,646
	FAW Jiefang Group Co. Ltd., Class A	418,452	416,624
	FAWER Automotive Parts Co. Ltd., Class A	470,012	370,469
	FESCO Group Co. Ltd., Class A	43,700	116,839
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	123,978	703,282
*	FIH Mobile Ltd.	432,600	1,105,829
#	FinVolution Group, ADR	391,913	2,010,514
	First Tractor Co. Ltd., Class H	1,100,000	1,292,625
#*	Flat Glass Group Co. Ltd., Class H	315,000	440,206
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	250,322
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	171,626
#	Fosun International Ltd.	7,116,183	3,786,009

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Founder Securities Co. Ltd., Class A	713,607	$807,121
#	Fu Shou Yuan International Group Ltd.	2,465,000	814,940
#	Fufeng Group Ltd.	8,581,000	9,285,513
	Fujian Funeng Co. Ltd., Class A	644,857	846,064
	Fujian Qingshan Paper Industry Co. Ltd., Class A	124,900	68,559
	Fujian Star-net Communication Co. Ltd., Class A	133,971	551,753
	Fujian Sunner Development Co. Ltd., Class A	329,998	818,330
	Fujian Yuanli Active Carbon Co. Ltd., Class A	18,800	44,270
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	497,946
	Gansu Shangfeng Cement Co. Ltd., Class A	287,380	596,535
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	246,553
	GCL Energy Technology Co. Ltd., Class A	367,800	555,354
*	GCL Technology Holdings Ltd.	28,393,000	3,928,233
*	GDS Holdings Ltd. (9698 HK), Class A	1,011,200	5,630,458
	Geely Automobile Holdings Ltd.	19,921,000	41,007,231
	GEM Co. Ltd., Class A	1,230,500	1,587,399
Ω	Genertec Universal Medical Group Co. Ltd.	3,491,500	2,743,887
*	Genscript Biotech Corp.	452,000	741,958
	GF Securities Co. Ltd., Class H	2,439,000	5,691,547
*	Global New Material International Holdings Ltd.	102,000	115,483
*	Glorious Property Holdings Ltd.	11,363,000	10,909
	GoerTek, Inc., Class A	232,031	868,748
		Shares	Value»
CHINA — (Continued)
Ω	Golden Throat Holdings Group Co. Ltd.	33,000	$13,677
#	Goldwind Science & Technology Co. Ltd., Class H	847,800	1,583,044
	Goodbaby International Holdings Ltd.	1,138,000	157,374
	Gotion High-tech Co. Ltd., Class A	246,583	1,348,077
	Grand Pharmaceutical Group Ltd.	3,827,000	3,829,471
*	Grandjoy Holdings Group Co. Ltd., Class A	118,100	66,508
	Great Wall Motor Co. Ltd., Class H	4,305,000	7,334,438
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	3,213,790
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	451,200	548,281
#	Greentown China Holdings Ltd.	5,334,591	7,635,310
#Ω	Greentown Management Holdings Co. Ltd.	1,964,000	826,664
	Greentown Service Group Co. Ltd.	4,376,000	2,544,357
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	467,831
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	390,199
	Guangdong Dowstone Technology Co. Ltd., Class A	89,700	378,690
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	294,418
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	551,202
	Guangdong Goworld Co. Ltd., Class A	105,400	216,526
	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	160,389

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	$505,515
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	653,384
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	100,500	355,330
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	497,694
	Guangdong South New Media Co. Ltd., Class A	21,400	141,096
	Guangdong Tapai Group Co. Ltd., Class A	353,173	499,170
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	271,962
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	531,778
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	292,873
	Guanghui Energy Co. Ltd., Class A	1,876,638	1,516,259
*	Guanghui Logistics Co. Ltd., Class A	331,600	311,951
	Guangshen Railway Co. Ltd., Class H	4,915,999	1,386,674
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	833,232
	Guangxi LiuYao Group Co. Ltd., Class A	126,383	330,485
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	222,238
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	870,949
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	660,000	1,601,991
		Shares	Value»
CHINA — (Continued)
	Guangzhou Development Group, Inc., Class A	653,700	$672,109
	Guangzhou Haoyang Electronic Co. Ltd., Class A	7,000	46,152
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	384,100
	Guangzhou Port Co. Ltd., Class A	750,600	384,641
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	615,178
	Guangzhou Wondfo Biotech Co. Ltd., Class A	88,100	271,720
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	745,556	1,096,987
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	196,500	267,710
	Guilin Layn Natural Ingredients Corp., Class A	52,700	69,899
	Guizhou Chanhen Chemical Corp., Class A	73,100	441,735
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	369,214
	Guizhou Tyre Co. Ltd., Class A	343,800	254,716
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	272,618
	Guosen Securities Co. Ltd., Class A	1,108,827	1,999,822
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	12,034,939
	Guoyuan Securities Co. Ltd., Class A	868,450	1,043,002
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,179,531
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,293,600	24,044,934
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	42,802

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	7,800	$112,996
*	Hainan Meilan International Airport Co. Ltd., Class H	435,000	576,834
	Hainan Mining Co. Ltd., Class A	221,800	402,518
	Haitian International Holdings Ltd.	2,070,000	6,403,511
	Hangxiao Steel Structure Co. Ltd., Class A	795,322	392,566
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	1,055,001
	Hangzhou First Applied Material Co. Ltd., Class A	338,000	827,464
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	890,233
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	36,820	164,175
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	135,331	172,138
*	Hangzhou Iron & Steel Co., Class A	463,000	601,307
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	172,917
	Hangzhou Robam Appliances Co. Ltd., Class A	197,800	597,278
	Hangzhou Sunrise Technology Co. Ltd., Class A	69,600	172,339
	Han's Laser Technology Industry Group Co. Ltd., Class A	87,314	605,851
	Harbin Electric Co. Ltd., Class H	2,867,474	7,283,856
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	97,803	197,924
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	258,681
	HBIS Resources Co. Ltd., Class A	152,700	523,509
		Shares	Value»
CHINA — (Continued)
	Health & Happiness H&H International Holdings Ltd.	719,000	$1,407,587
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	462,565
	Hello Group, Inc., Sponsored ADR	539,287	3,677,937
	Henan Liliang Diamond Co. Ltd., Class A	68,100	390,073
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	751,958
	Henan Pinggao Electric Co. Ltd., Class A	304,300	924,862
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	1,484,043
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	31,441
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	954,717
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	959,157
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	242,316
	Hengan International Group Co. Ltd.	2,069,500	7,480,875
	Hengdian Group Tospo Lighting Co. Ltd., Class A	55,600	115,755
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	6,317,834
	Hengtong Logistics Co. Ltd., Class A	158,500	231,912
	Hengtong Optic-electric Co. Ltd., Class A	654,008	3,290,097
	Hengyi Petrochemical Co. Ltd., Class A	801,241	1,392,502
	Hesteel Co. Ltd., Class A	3,173,600	1,142,733
	Hexing Electrical Co. Ltd., Class A	103,233	582,172
*	High Templar Tech Ltd., Sponsored ADR	157,205	457,467

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hisense Visual Technology Co. Ltd., Class A	381,600	$1,364,591
	Hitevision Co. Ltd., Class A	59,800	234,282
	HLA Group Corp. Ltd., Class A	1,438,000	1,268,465
*	HNA Technology Co. Ltd., Class A	637,300	339,231
	Hongli Zhihui Group Co. Ltd., Class A	89,700	97,072
	Hongrun Construction Group Co. Ltd., Class A	165,200	242,148
*	Hongyuan Green Energy Co. Ltd., Class A	63,700	254,544
*	Hopson Development Holdings Ltd.	4,228,308	1,883,290
	Horizon Construction Development Ltd.	2,428,554	310,711
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	934,630
	Huaan Securities Co. Ltd., Class A	616,300	634,031
	Huadian Heavy Industries Co. Ltd., Class A	74,300	119,707
	Huafon Chemical Co. Ltd., Class A	1,273,048	2,358,686
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	244,308	231,402
*	Huafu Fashion Co. Ltd., Class A	454,700	273,161
	Huaibei Mining Holdings Co. Ltd., Class A	734,600	1,326,261
*	Huaihe Energy Group Co. Ltd., Class A	1,012,100	498,217
	Huangshan Tourism Development Co. Ltd., Class A	137,300	252,008
	Huapont Life Sciences Co. Ltd., Class A	604,400	486,864
Ω	Huatai Securities Co. Ltd., Class H	3,617,800	8,625,783
	Huaxi Securities Co. Ltd., Class A	498,155	660,675
	Huaxia Bank Co. Ltd., Class A	3,459,687	3,156,779
	Huaxin Cement Co. Ltd. (600801 C1), Class A	444,228	1,597,157
		Shares	Value»
CHINA — (Continued)
	Huaxin Cement Co. Ltd. (6655 HK), Class H	363,600	$866,260
	Huayu Automotive Systems Co. Ltd., Class A	857,045	2,371,949
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	179,081
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	176,906	663,585
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	2,170,913
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	353,033
	Huishang Bank Corp. Ltd., Class H	810,900	358,327
	Humanwell Healthcare Group Co. Ltd., Class A	166,700	440,873
	Hunan Aihua Group Co. Ltd., Class A	18,100	47,377
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	60,700	63,249
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	396,200	624,918
	Hunan Valin Steel Co. Ltd., Class A	2,007,980	1,806,879
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	414,277
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,342,600	2,204,991
	IKD Co. Ltd., Class A	225,000	620,067
*Ω	IMAX China Holding, Inc.	76,600	80,062
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	150,007,789
	Industrial Bank Co. Ltd., Class A	5,901,353	15,877,822
	Industrial Securities Co. Ltd., Class A	1,396,592	1,381,827
	Infore Environment Technology Group Co. Ltd., Class A	631,656	637,971
*Ω	Ingdan, Inc.	1,438,000	720,254
*	Inkeverse Group Ltd.	1,946,000	219,382

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,195,400	$2,577,866
	Inner Mongolia Berun Chemical Co. Ltd., Class A	855,350	1,040,142
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	3,404,448
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	766,058
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,566,151	2,180,892
	Intco Medical Technology Co. Ltd., Class A	140,073	843,568
#*	iQIYI, Inc., ADR	1,808,670	3,762,034
*	IRICO Display Devices Co. Ltd., Class A	625,900	605,779
*	JA Solar Technology Co. Ltd., Class A	765,800	1,245,810
	Jade Bird Fire Co. Ltd., Class A	222,840	361,743
	Jangho Group Co. Ltd., Class A	536,100	741,061
	Jason Furniture Hangzhou Co. Ltd., Class A	195,300	994,957
	JCET Group Co. Ltd., Class A	280,646	1,995,895
*Ω	JD Logistics, Inc.	5,796,900	8,284,609
	JD.com, Inc. (9618 HK), Class A	5,897,750	84,105,643
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	378,411
	Jiangling Motors Corp. Ltd., Class A	160,929	418,373
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	405,363
	Jiangsu Azure Corp., Class A	282,600	690,255
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	385,688
	Jiangsu Changbao Steeltube Co. Ltd., Class A	51,700	73,409
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	$195,218
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,063,048	1,116,625
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	521,006
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,636,439
	Jiangsu Financial Leasing Co. Ltd., Class A	1,108,876	1,016,289
*	Jiangsu General Science Technology Co. Ltd., Class A	425,300	286,826
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	706,119
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	251,238
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	430,891
	Jiangsu Lianyungang Port Co. Ltd., Class A	139,900	108,572
	Jiangsu Lihua Foods Group Co. Ltd.	196,000	567,327
	Jiangsu Linyang Energy Co. Ltd., Class A	569,400	471,903
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	388,000	563,224
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	337,200	489,923
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	186,600	197,243
	Jiangsu Shagang Co. Ltd., Class A	629,500	521,383
	Jiangsu Shentong Valve Co. Ltd., Class A	116,400	288,445

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,100	$49,572
	Jiangsu Soho High Hope Group Corp., Class A	490,000	241,060
*	Jiangsu Sopo Chemical Co., Class A	193,129	219,936
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	598,840	432,751
	Jiangsu Yanghe Distillery Co. Ltd., Class A	171,500	1,365,667
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	476,504
	Jiangsu Zhongtian Technology Co. Ltd., Class A	682,900	2,188,756
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	358,495
	Jiangxi Copper Co. Ltd., Class H	3,639,000	21,740,037
	Jiangxi Ganyue Expressway Co. Ltd., Class A	653,300	465,480
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	660,928
*	Jihua Group Corp. Ltd., Class A	516,900	246,774
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	711,867
*	Jilin Chemical Fibre, Class A	529,100	366,905
#*††	Jinchuan Group International Resources Co. Ltd.	1,899,000	58,340
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	421,813
	Jingjin Equipment, Inc., Class A	125,800	363,092
#	JinkoSolar Holding Co. Ltd., ADR	120,861	3,097,667
	Jinlei Technology Co. Ltd., Class A	75,500	298,390
		Shares	Value»
CHINA — (Continued)
	Jinmao Property Services Co. Ltd.	458,891	$155,460
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,469,683
	Jinneng Science&Technology Co. Ltd., Class A	258,033	260,017
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	587,452
#Ω	Jiumaojiu International Holdings Ltd.	685,000	187,357
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	954,287
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	520,716	874,441
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,066,023	816,189
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	68,500	175,995
	JS Corrugating Machinery Co. Ltd., Class A	176,100	327,480
#*Ω	JS Global Lifestyle Co. Ltd.	717,500	164,579
	JSTI Group, Class A	398,875	437,701
*	Ju Teng International Holdings Ltd.	1,300,249	315,660
	Kailuan Energy Chemical Co. Ltd., Class A	278,100	253,317
	Kaishan Group Co. Ltd., Class A	234,700	576,146
	KE Holdings, Inc., Class A	242,300	1,540,329
	Keda Industrial Group Co. Ltd., Class A	368,200	938,039
	Keshun Waterproof Technologies Co. Ltd., Class A	67,300	68,959
#	Kinetic Development Group Ltd.	8,148,000	1,822,034
	Kingboard Holdings Ltd.	2,861,345	11,595,209
	Kingboard Laminates Holdings Ltd.	2,505,000	4,703,278
	Kingfa Sci & Tech Co. Ltd., Class A	532,700	1,462,421

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	1,873,800	$7,188,724
	KPC Pharmaceuticals, Inc., Class A	164,500	295,625
	Kuangda Technology Group Co. Ltd., Class A	202,300	199,252
	Kunlun Energy Co. Ltd.	19,194,000	19,665,824
	Lao Feng Xiang Co. Ltd., Class A	98,154	648,243
	Laobaixing Pharmacy Chain JSC, Class A	176,220	389,687
	LB Group Co. Ltd., Class A	443,033	1,412,697
	Lee & Man Chemical Co. Ltd.	254,000	196,435
#	Lee & Man Paper Manufacturing Ltd.	5,098,000	2,330,362
	Lee's Pharmaceutical Holdings Ltd.	930,000	191,548
*Ω	Legend Holdings Corp., Class H	2,264,300	2,498,793
#	Lenovo Group Ltd.	7,702,000	8,677,947
	Lens Technology Co. Ltd., Class A	668,261	3,486,807
	Leo Group Co. Ltd., Class A	598,100	799,330
	Leoch Energy, Inc.	5,100	43,503
	Leoch International Technology Ltd.	255,000	21,893
	Lepu Medical Technology Beijing Co. Ltd., Class A	292,100	751,850
	LexinFintech Holdings Ltd., ADR	399,688	1,139,111
	Leyard Optoelectronic Co. Ltd., Class A	543,600	549,170
*	Li Auto, Inc. (2015 HK), Class A	1,658,000	13,855,843
	Li Ning Co. Ltd.	9,221,500	24,114,021
	Lianhe Chemical Technology Co. Ltd., Class A	256,100	646,189
	Liaoning Cheng Da Co. Ltd., Class A	202,900	365,148
	Lier Chemical Co. Ltd., Class A	242,760	621,214
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	191,418
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	317,410
	Livzon Pharmaceutical Group, Inc., Class H	183,100	689,031
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	$495,614
#	LK Technology Holdings Ltd.	1,160,000	495,437
	Loncin Motor Co. Ltd., Class A	173,900	383,668
#Ω	Longfor Group Holdings Ltd.	6,645,240	8,738,998
*	LONGi Green Energy Technology Co. Ltd., Class A	498,300	1,282,179
	Longshine Technology Group Co. Ltd., Class A	129,200	321,468
	Lonking Holdings Ltd.	11,218,000	4,601,578
	Lucky Harvest Co. Ltd., Class A	74,626	375,152
	Luenmei Quantum Co. Ltd., Class A	384,003	388,136
*††	Lumena Newmat	1,315,048	0
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	299,878
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,801,767
	Luyang Energy-Saving Materials Co. Ltd.	45,900	87,712
*Ω	Luye Pharma Group Ltd.	8,692,000	3,087,610
*	Maanshan Iron & Steel Co. Ltd., Class H	2,132,000	737,240
	Maccura Biotechnology Co. Ltd., Class A	183,900	321,342
	Mango Excellent Media Co. Ltd., Class A	408,694	1,497,227
#Ω	Maoyan Entertainment	270,786	254,074
	Meihua Holdings Group Co. Ltd., Class A	578,700	917,060
	Mesnac Co. Ltd., Class A	209,900	250,019
#	Metallurgical Corp. of China Ltd., Class H	8,101,000	1,916,471
	M-Grass Ecology & Environment Group Co. Ltd., Class A	455,200	266,166
	Midea Group Co. Ltd., Class A	303,000	3,384,097
Ω	Midea Real Estate Holding Ltd.	691,800	372,868

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	$240,752
	Ming Yang Smart Energy Group Ltd., Class A	425,500	1,420,486
*	Mingfa Group International Co. Ltd.	608,000	8,780
	Minmetals Capital Co. Ltd., Class A	521,700	432,256
*	Minmetals Development Co. Ltd., Class A	144,100	283,084
*	Minmetals Land Ltd.	1,071,205	134,375
	Minth Group Ltd.	3,024,000	14,236,838
	MLS Co. Ltd., Class A	348,562	495,013
	Moon Environment Technology Co. Ltd., Class A	300,020	693,782
	Morimatsu International Holdings Co. Ltd.	340,000	466,541
	MYS Group Co. Ltd., Class A	393,300	235,879
	Nanjing Cosmos Chemical Co. Ltd., Class A	59,000	116,503
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	356,973
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,368,786
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	48,400	65,900
	Nanjing Pharmaceutical Group Co. Ltd.	283,000	225,375
*	Nanjing Tanker Corp., Class A	1,203,000	638,394
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	430,558
	NetDragon Websoft Holdings Ltd.	1,144,500	1,472,032
	Neusoft Corp., Class A	251,600	379,105
	New Hope Liuhe Co. Ltd., Class A	912,451	1,187,438
	Nexteer Automotive Group Ltd.	3,538,000	3,018,268
*	Nine Dragons Paper Holdings Ltd.	6,438,000	6,782,546
		Shares	Value»
CHINA — (Continued)
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	$471,722
	Ningbo Exciton Technology Co. Ltd., Class A	15,200	42,365
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	1,324,251
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	720,404
	Ningbo Joyson Electronic Corp., Class A	249,241	1,003,015
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	215,673
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	100,617	441,063
*	Ningbo Shanshan Co. Ltd., Class A	310,000	573,827
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	369,321
	Ningbo Yunsheng Co. Ltd., Class A	271,184	549,227
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	763,694
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	195,087
	Ningxia Western Venture Industrial Co. Ltd., Class A	354,600	267,336
	Noah Holdings Ltd., Sponsored ADR	94,076	1,115,741
	Norinco International Cooperation Ltd., Class A	221,500	401,427
	North China Pharmaceutical Co. Ltd., Class A	329,500	268,572
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	376,042
*	North Industries Group Red Arrow Co. Ltd., Class A	157,300	426,982
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	346,398
	Northeast Securities Co. Ltd., Class A	507,400	662,723

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nuode New Materials Co. Ltd., Class A	381,350	$376,699
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,142,768
#	Onewo, Inc., Class H	540,600	1,354,886
	Oppein Home Group, Inc., Class A	100,410	886,239
	Opple Lighting Co. Ltd., Class A	132,500	386,127
	ORG Technology Co. Ltd., Class A	742,120	625,640
	Orient International Enterprise Ltd., Class A	231,000	290,588
#	Orient Overseas International Ltd.	409,000	6,700,717
Ω	Orient Securities Co. Ltd., Class H	1,352,000	1,177,368
*	Oriental Energy Co. Ltd., Class A	447,680	556,438
	Oriental Pearl Group Co. Ltd., Class A	635,660	1,038,077
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	123,240	242,734
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	593,683
*	PCI Technology Group Co. Ltd., Class A	460,500	454,899
*	Pengxin International Mining Co. Ltd., Class A	220,705	317,826
	People's Insurance Co. Group of China Ltd. , Class H	19,138,000	16,641,077
	PetroChina Co. Ltd., Class H	90,670,000	107,712,237
	PICC Property & Casualty Co. Ltd., Class H	9,521,000	19,710,337
	Ping An Bank Co. Ltd., Class A	5,013,713	7,814,008
#	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	178,837,980
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,173,999
*	Polaris Bay Group Co. Ltd., Class A	338,000	330,116
	Poly Property Services Co. Ltd., Class H	468,000	2,031,938
		Shares	Value»
CHINA — (Continued)
*	Porton Pharma Solutions Ltd., Class A	107,900	$379,343
#Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	19,648,089
	Pou Sheng International Holdings Ltd.	7,874,000	468,454
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,341,348
	Prinx Chengshan Holdings Ltd.	259,500	272,269
	Pulike Biological Engineering, Inc., Class A	19,500	38,986
	PW Medtech Group Ltd.	1,439,000	235,641
	Pylon Technologies Co. Ltd., Class A	25,254	220,342
	Q Technology Group Co. Ltd.	490,000	584,485
	Qfin Holdings, Inc., ADR	159,997	2,487,953
*	Qi An Xin Technology Group, Inc., Class A	50,335	269,264
	Qingdao Citymedia Co. Ltd., Class A	113,300	110,100
	Qingdao East Steel Tower Stock Co. Ltd., Class A	268,000	1,063,776
	Qingdao Gon Technology Co. Ltd., Class A	32,335	273,115
	Qingdao Hanhe Cable Co. Ltd., Class A	908,000	668,406
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	25,000	57,513
Ω	Qingdao Port International Co. Ltd., Class H	1,016,000	976,500
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	515,036
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	734,501
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	75,400	99,824

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qingling Motors Co. Ltd., Class H	1,402,000	$195,909
	Qinhuangdao Port Co. Ltd., Class H	1,469,000	507,035
*	Quzhou DFP New Material Group Co. Ltd.	208,596	125,073
	Rainbow Digital Commercial Co. Ltd., Class A	343,276	282,968
	Renhe Pharmacy Co. Ltd., Class A	457,500	394,457
	Rianlon Corp., Class A	58,219	392,190
	Riyue Heavy Industry Co. Ltd., Class A	226,809	453,083
	Rizhao Port Co. Ltd., Class A	691,400	315,381
	Rongsheng Petrochemical Co. Ltd., Class A	1,671,967	3,548,188
*	Roshow Technology Co. Ltd., Class A	396,100	490,494
	Runjian Co. Ltd., Class A	53,400	355,816
	SAIC Motor Corp. Ltd., Class A	1,116,173	2,269,406
	Sailun Group Co. Ltd., Class A	473,700	1,079,860
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,524,283
	Sanquan Food Co. Ltd., Class A	278,300	477,006
*	Sansteel Minguang Co. Ltd. Fujian, Class A	750,480	479,732
	Sansure Biotech, Inc., Class A	111,673	326,546
	Sany Heavy Equipment International Holdings Co. Ltd.	3,162,000	4,857,747
	Sany Heavy Industry Co. Ltd., Class A	804,942	2,539,412
	Satellite Chemical Co. Ltd., Class A	403,731	1,414,249
	SDIC Capital Co. Ltd., Class A	87,400	96,694
	Sealand Securities Co. Ltd., Class A	1,018,895	624,656
*	Seazen Group Ltd.	6,322,857	2,110,735
*	Seazen Holdings Co. Ltd., Class A	397,315	1,011,113
*††	S-Enjoy Service Group Co. Ltd.	244,000	16,398
	Shares	Value»
CHINA — (Continued)
SF Holding Co. Ltd., Class A	706,700	$3,813,503
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	268,828
Shaanxi Coal Industry Co. Ltd., Class A	1,996,400	6,394,649
Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	432,777
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,342,700	1,828,655
Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	408,295
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	180,909	442,930
Shandong Head Group Co. Ltd., Class A	20,500	52,570
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	359,300	327,236
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	2,821,357
Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	110,100
Shandong Humon Smelting Co. Ltd., Class A	275,500	788,800
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	218,074
Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	343,052
Shandong Linglong Tyre Co. Ltd., Class A	353,587	766,602
Shandong Lukang Pharma, Class A	162,100	216,359
Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	3,233,019

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Pharmaceutical Glass Co. Ltd., Class A	132,500	$389,882
	Shandong Publishing & Media Co. Ltd., Class A	363,633	481,045
	Shandong Sun Paper Industry JSC Ltd., Class A	883,381	2,136,241
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	346,636
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,158,000	5,223,319
	Shandong Xiantan Group Co. Ltd.	217,200	202,514
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	338,000	303,843
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	351,200	486,838
	Shanghai Bailian Group Co. Ltd., Class A	396,500	521,828
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	212,647
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	236,819
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	510,576
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	1,019,048
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	368,334
*	Shanghai Electric Group Co. Ltd., Class H	5,810,000	3,121,232
	Shanghai Environment Group Co. Ltd., Class A	360,586	445,101
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,263,500	3,301,466
	Shares	Value»
CHINA — (Continued)
Shanghai Hanbell Precise Machinery Co. Ltd., Class A	132,700	$474,322
Shanghai Huayi Group Co. Ltd., Class A	274,300	396,964
Shanghai Industrial Holdings Ltd.	1,704,918	3,268,068
Shanghai International Airport Co. Ltd., Class A	113,300	501,942
Shanghai Jahwa United Co. Ltd., Class A	77,400	233,048
Shanghai Jinjiang International Hotels Co. Ltd., Class A	274,950	1,077,507
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	226,200	203,408
Shanghai Lingang Holdings Corp. Ltd., Class A	518,860	876,414
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	241,858	285,344
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	685,753
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,907,900	2,907,514
Shanghai Pudong Construction Co. Ltd., Class A	244,593	276,315
Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	8,466,345
Shanghai Putailai New Energy Technology Group Co. Ltd.	298,350	1,181,574
Shanghai QiFan Cable Co. Ltd., Class A	82,900	249,227
Shanghai RAAS Blood Products Co. Ltd., Class A	1,039,162	941,993
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	2,007,563
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	286,800	438,846

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	$210,524
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	617,259
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	201,276	306,748
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	739,362	594,605
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	571,765
	Shanghai Zhezhong Group Co. Ltd., Class A	50,500	145,213
	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	562,379
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	499,929
	Shantou Wanshun New Material Group Co. Ltd., Class A	50,200	42,652
	Shantui Construction Machinery Co. Ltd., Class A	441,300	786,393
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	314,271
	Shanxi Coal International Energy Group Co. Ltd., Class A	472,500	766,004
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,568,465	1,649,153
*	Shanxi Guoxin Energy Corp. Ltd., Class A	436,660	208,631
	Shanxi Hi-speed Group Co. Ltd., Class A	276,780	212,195
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	384,760	347,398
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	914,880	1,796,651
		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	874,173	$635,564
	Shanxi Securities Co. Ltd., Class A	586,460	510,644
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,410,900	1,059,678
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	77,633
*	Shanying International Holding Co. Ltd., Class A	718,200	170,681
	Shenghe Resources Holding Co. Ltd., Class A	36,393	139,724
	Shenma Industry Co. Ltd., Class A	312,300	408,354
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,188,800	475,894
	Shenzhen Agricultural Power Group Co. Ltd., Class A	270,241	377,038
	Shenzhen Airport Co. Ltd., Class A	597,901	622,950
	Shenzhen Aisidi Co. Ltd., Class A	143,300	263,785
	Shenzhen Cereals Holdings Co. Ltd., Class A	145,600	154,896
	Shenzhen Comix Group Co. Ltd., Class A	179,600	201,347
	Shenzhen Desay Battery Technology Co., Class A	97,430	365,060
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	160,200	159,976
	Shenzhen Gas Corp. Ltd., Class A	489,200	485,093
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	69,000	118,094
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	265,500	187,675
	Shenzhen International Holdings Ltd.	5,760,090	6,636,468
#*	Shenzhen Investment Ltd.	902,000	100,542

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	$264,771
*	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	265,563
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	230,317
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	1,052,724
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	125,600	282,486
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	1,071,473
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	173,800	455,965
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	332,635
	Shenzhen Leaguer Co. Ltd., Class A	355,700	556,264
	Shenzhen Microgate Technology Co. Ltd., Class A	80,200	141,506
	Shenzhen MTC Co. Ltd., Class A	1,445,828	2,015,868
	Shenzhen Noposin Crop Science Co. Ltd., Class A	196,000	326,513
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,524,761	601,595
#	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	972,500	205,421
	Shenzhen SC New Energy Technology Corp., Class A	69,700	1,381,733
	Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	513,504
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	337,217
	Shenzhen Topraysolar Co. Ltd., Class A	344,500	292,571
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	422,900	278,766
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yinghe Technology Co. Ltd., Class A	128,900	$507,970
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	1,133,976
#	Shenzhou International Group Holdings Ltd.	312,100	2,482,242
	Shinva Medical Instrument Co. Ltd., Class A	112,750	253,826
	Shoucheng Holdings Ltd.	6,075,683	1,583,552
	Shougang Fushan Resources Group Ltd.	8,236,819	3,471,115
	Shui On Land Ltd.	13,576,303	1,199,298
	Sichuan Development Lomon Co. Ltd., Class A	341,500	604,989
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	449,367
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	591,279
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,284,809
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	306,841
	Sichuan New Energy Power Co. Ltd., Class A	303,200	541,921
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,634,598	2,283,415
	Sichuan Yahua Industrial Group Co. Ltd., Class A	95,800	340,362
	Sinofert Holdings Ltd.	11,308,000	2,460,399
	Sinolink Securities Co. Ltd., Class A	543,205	728,686
	Sinoma International Engineering Co., Class A	728,500	1,196,058
	Sinoma Science & Technology Co. Ltd., Class A	270,862	1,672,816
	Sinomach Automobile Co. Ltd., Class A	391,700	372,257
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	610,136

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	5,842,500	$5,552,480
#	Sinopec Kantons Holdings Ltd.	3,896,000	2,162,610
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,718,000	1,775,819
	Sinopharm Group Co. Ltd., Class H	5,260,400	14,036,015
	Sino-Platinum Metals Co. Ltd., Class A	116,900	385,814
	Sinosteel Engineering & Technology Co. Ltd., Class A	624,600	621,476
#	Sinotrans Ltd., Class H	9,862,000	6,543,361
	Sinotruk Hong Kong Ltd.	2,785,835	12,793,053
	Sinotruk Jinan Truck Co. Ltd., Class A	334,358	909,119
*	Skyworth Group Ltd.	730,000	664,719
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	97,400	301,798
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	420,708
	Solareast Holdings Co. Ltd., Class A	29,100	40,401
	SooChow Securities Co. Ltd., Class A	848,030	1,168,304
	Southern Publishing & Media Co. Ltd., Class A	234,900	510,232
	Southwest Securities Co. Ltd., Class A	910,400	600,163
#	SSY Group Ltd.	3,982,000	1,508,171
	Stanley Agricultural Group Co. Ltd., Class A	346,000	568,709
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	539,283
	State Grid Yingda Co. Ltd., Class A	798,300	766,487
	STO Express Co. Ltd., Class A	166,400	307,591
	Sumavision Technologies Co. Ltd., Class A	213,100	185,295
	Sumec Corp. Ltd., Class A	415,300	697,363
	Sun Art Retail Group Ltd.	7,095,000	1,398,756
		Shares	Value»
CHINA — (Continued)
	Sun King Technology Group Ltd.	626,000	$152,637
	Suning Universal Co. Ltd., Class A	914,105	307,831
	Sunny Optical Technology Group Co. Ltd.	104,800	839,821
	Sunrise Group Co. Ltd., Class A	194,800	183,837
#*	Sunshine Lake Pharma Co. Ltd., Class H	182,979	1,000,389
	Sunstone Development Co. Ltd., Class A	94,600	378,007
	Suntak Technology Co. Ltd., Class A	240,308	513,569
	Sunwoda Electronic Co. Ltd., Class A	141,700	477,938
	Suofeiya Home Collection Co. Ltd., Class A	104,300	222,998
	Suzhou Anjie Technology Co. Ltd., Class A	138,800	277,863
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	787,275	422,791
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	299,787
*	Taiyuan Heavy Industry Co. Ltd., Class A	489,800	171,944
*	Tangrenshen Group Co. Ltd., Class A	438,900	281,957
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,014,101
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	778,833
*	Tanwan, Inc.	17,000	38,844
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,200	193,832
	Tayho Advanced Materials Group Co. Ltd., Class A	262,400	492,350
	TBEA Co. Ltd., Class A	1,143,998	4,452,693
	TCL Electronics Holdings Ltd.	4,535,666	6,972,757
	TCL Technology Group Corp., Class A	4,338,998	3,033,430

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	740,200	$1,001,860
	TDG Holdings Co. Ltd., Class A	321,400	626,557
	Ten Pao Group Holdings Ltd.	304,000	108,535
	Tencent Music Entertainment Group, Class A	112,800	946,772
#	Tian An China Investment Co. Ltd.	4,049,000	2,375,654
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	1,027,377
#	Tiangong International Co. Ltd.	5,220,000	2,280,374
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	126,000	70,533
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	668,911	349,433
	Tianjin Port Co. Ltd., Class A	686,668	477,223
	Tianjin Port Development Holdings Ltd.	6,705,657	600,809
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	39,800	114,121
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	134,611	87,526
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	102,461	93,314
*	Tianma Microelectronics Co. Ltd., Class A	628,602	877,539
	Tianneng Battery Group Co. Ltd., Class A	81,158	395,916
#	Tianneng Power International Ltd.	3,920,000	3,668,350
#*	Tianqi Lithium Corp., Class H	326,800	2,040,772
	Tianrun Industry Technology Co. Ltd., Class A	286,100	304,491
	Tianshan Aluminum Group Co. Ltd., Class A	754,429	2,023,160
		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	$2,063,883
	Tinergy Chemical Co. Ltd., Class A	714,560	537,678
	Titan Wind Energy Suzhou Co. Ltd., Class A	431,000	488,174
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	449,448
	Toly Bread Co. Ltd., Class A	510,435	403,453
	Tomson Group Ltd.	1,155,317	395,470
#	Tong Ren Tang Technologies Co. Ltd., Class H	2,372,000	1,305,732
	Tongcheng Travel Holdings Ltd.	568,000	1,689,516
	Tongdao Liepin Group	240,800	116,063
	Tongkun Group Co. Ltd., Class A	547,222	1,721,151
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	4,175,652
*	Tongwei Co. Ltd., Class A	180,814	473,363
	Tongyu Heavy Industry Co. Ltd., Class A	1,188,500	511,055
	Topsec Technologies Group, Inc., Class A	218,500	274,937
Ω	Topsports International Holdings Ltd.	6,738,000	2,442,963
	Transfar Zhilian Co. Ltd., Class A	602,400	578,236
	TravelSky Technology Ltd., Class H	1,901,000	2,585,442
	Triangle Tyre Co. Ltd., Class A	170,100	378,224
*	Trina Solar Co. Ltd., Class A	403,882	1,090,638
	Trip.com Group Ltd. (9961 HK)	11,850	727,301
	Trip.com Group Ltd. (TCOM US), ADR	686,188	42,111,358
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	614,025
	Tsingtao Brewery Co. Ltd., Class H	462,000	2,923,767
#*Ω	Tuhu Car, Inc.	80,800	161,053

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co. Ltd., Class A	155,400	$175,058
	Uni-President China Holdings Ltd.	907,000	919,635
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	222,900	1,084,520
	V V Food & Beverage Co. Ltd., Class A	314,300	171,122
	Valiant Co. Ltd., Class A	211,046	519,021
	Vatti Corp. Ltd., Class A	222,900	202,044
*	Venustech Group, Inc., Class A	97,100	197,972
	Vipshop Holdings Ltd., ADR	1,366,683	23,383,946
*Ω	Viva Biotech Holdings	1,267,500	415,297
	Walvax Biotechnology Co. Ltd., Class A	191,900	348,867
	Wangneng Environment Co. Ltd., Class A	130,540	316,863
	Wanhua Chemical Group Co. Ltd., Class A	606,600	7,681,005
	Wasion Holdings Ltd.	2,046,000	6,248,498
	Wasu Media Holding Co. Ltd., Class A	348,186	436,018
	Weibo Corp. (9898 HK), Class A	54,800	585,155
#	Weibo Corp. (WB US), Sponsored ADR	123,100	1,302,398
	Weichai Power Co. Ltd., Class H	6,329,000	21,452,954
	Weifu High-Technology Group Co. Ltd., Class A	130,000	399,819
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	112,200	169,488
	Wellhope Foods Co. Ltd., Class A	300,888	324,494
	Wencan Group Co. Ltd., Class A	41,500	123,169
	Wens Foodstuff Group Co. Ltd., Class A	150,100	336,882
#	West China Cement Ltd.	10,992,000	5,281,162
	Western Securities Co. Ltd., Class A	726,548	836,853
#	Wharf Holdings Ltd.	1,079,000	3,488,810
		Shares	Value»
CHINA — (Continued)
	Windey Energy Technology Group Co. Ltd., Class A	182,430	$510,866
*	Wingtech Technology Co. Ltd., Class A	184,600	1,044,764
	Winner Medical Co. Ltd., Class A	75,640	385,571
	Wuchan Zhongda Group Co. Ltd., Class A	1,292,000	1,086,913
	Wuhu Token Science Co. Ltd., Class A	586,700	535,713
	Wuliangye Yibin Co. Ltd., Class A	4,500	67,932
	Wushang Group Co. Ltd., Class A	233,500	355,769
*Ω	Wuxi Biologics Cayman, Inc.	4,096,500	19,386,069
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	655,292
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	355,095
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	664,260
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	4,397,980
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,115,500	109,658
	Xiamen Bank Co. Ltd., Class A	706,900	712,287
	Xiamen C & D, Inc., Class A	598,500	821,594
	Xiamen Port Development Co. Ltd., Class A	151,800	275,888
	Xiamen Xiangyu Co. Ltd., Class A	608,601	744,577
	Xi'An Shaangu Power Co. Ltd., Class A	462,200	709,231
	Xiandai Investment Co. Ltd., Class A	348,400	214,576
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	64,401
	Xianhe Co. Ltd., Class A	123,874	437,222
	Xinfengming Group Co. Ltd., Class A	420,160	1,261,447
	Xingfa Aluminium Holdings Ltd.	447,000	435,061

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	$2,500,200
	Xinjiang Joinworld Co. Ltd., Class A	380,300	495,145
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	215,666
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	428,339
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	396,317
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	345,800	348,868
	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	460,579
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	942,800	685,497
#	Xinyi Energy Holdings Ltd.	8,052,816	1,246,810
#	Xinyi Solar Holdings Ltd.	16,282,361	7,037,913
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	453,662
	Xtep International Holdings Ltd.	5,495,237	3,611,750
	Xuji Electric Co. Ltd., Class A	224,900	966,282
	Yangling Metron New Material, Inc., Class A	144,140	351,534
#	Yankuang Energy Group Co. Ltd., Class H	9,360,000	13,636,875
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	116,901	352,336
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	145,503	1,848,895
*	Yechiu Metal Recycling China Ltd., Class A	319,500	210,640
*	Yibin Tianyuan Group Co. Ltd., Class A	235,590	205,102
	Yifan Pharmaceutical Co. Ltd., Class A	171,000	299,257
	Yihai International Holding Ltd.	130,000	244,956
		Shares	Value»
CHINA — (Continued)
	Yiren Digital Ltd., Sponsored ADR	203,568	$808,165
#Ω	Yixin Group Ltd.	4,875,000	1,768,985
	Yixintang Pharmaceutical Group Co. Ltd., Class A	176,963	357,978
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	1,033,353
	Yongjin Technology Group Co. Ltd.	98,900	273,651
	YongXing Special Materials Technology Co. Ltd., Class A	98,370	705,491
	Yotrio Group Co. Ltd., Class A	360,200	196,243
	Youngor Fashion Co. Ltd., Class A	851,613	901,057
	YTO Express Group Co. Ltd., Class A	530,600	1,288,485
	Yuexiu Property Co. Ltd.	1,205,000	702,010
	Yuexiu Services Group Ltd.	244,000	75,582
	Yueyang Forest & Paper Co. Ltd., Class A	325,800	268,800
	YUNDA Holding Group Co. Ltd., Class A	851,189	840,198
	Yunnan Aluminium Co. Ltd., Class A	478,530	2,289,645
	Yunnan Baiyao Group Co. Ltd., Class A	60,508	484,268
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	1,380,781
	Yunnan Copper Co. Ltd., Class A	274,200	1,028,136
	Yunnan Energy Investment Co. Ltd., Class A	202,100	341,591
*	Yunnan Energy New Material Group Co. Ltd., Class A	118,000	865,787
	Yunnan Tin Co. Ltd., Class A	202,400	1,136,183
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	857,429
	Zanyu Technology Group Co. Ltd., Class A	26,800	55,429

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZBOM Home Collection Co. Ltd., Class A	115,400	$162,720
	ZCZL Industrial Technology Group Co. Ltd., Class H	1,012,800	2,853,892
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	996,193
	Zhejiang Chint Electrics Co. Ltd., Class A	641,052	2,696,086
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	507,959
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	521,900	338,781
	Zhejiang Dafeng Industry Co. Ltd., Class A	111,800	232,610
	Zhejiang Dahua Technology Co. Ltd., Class A	514,923	1,403,693
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	357,500	793,816
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	221,800	402,432
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	53,800	138,127
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	319,450
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,363,432
	Zhejiang Hailide New Material Co. Ltd., Class A	49,400	52,567
	Zhejiang Hangmin Co. Ltd., Class A	477,181	523,602
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	422,385
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	513,152
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	54,100	126,090
	Shares	Value»
CHINA — (Continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A	330,031	$3,388,347
Zhejiang International Group Co. Ltd., Class A	72,600	130,559
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	430,300	732,402
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,800	775,169
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	56,551	138,032
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	558,362
Zhejiang Longsheng Group Co. Ltd., Class A	589,533	1,291,453
Zhejiang Medicine Co. Ltd., Class A	238,117	511,634
Zhejiang NHU Co. Ltd., Class A	48,976	196,503
Zhejiang Orient Holdings Group Co. Ltd., Class A	845,600	786,526
Zhejiang Runtu Co. Ltd., Class A	347,530	628,846
Zhejiang Semir Garment Co. Ltd., Class A	747,199	596,024
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	293,275
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	282,149
Zhejiang Taihua New Material Group Co. Ltd., Class A	230,500	307,574
Zhejiang Wanliyang Co. Ltd., Class A	192,341	274,301
Zhejiang Wanma Co. Ltd., Class A	242,300	580,428
Zhejiang Wansheng Co. Ltd., Class A	126,752	221,373
Zhejiang Weiming Environment Protection Co. Ltd., Class A	202,500	802,153

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	231,800	$306,181
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	264,528	491,032
	Zhejiang Xinao Textiles, Inc., Class A	182,940	243,633
	Zhejiang Xinhua Chemical Co. Ltd., Class A	10,500	43,560
	Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	204,690
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	155,984
	Zheshang Securities Co. Ltd., Class A	479,500	738,235
	Zhewen Interactive Group Co. Ltd., Class A	365,000	685,553
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	104,200	222,106
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	484,500	738,576
	Zhongsheng Group Holdings Ltd.	2,789,000	4,155,031
	Zhongtai Securities Co. Ltd., Class A	941,000	865,368
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongtong Bus Holding Co. Ltd., Class A	85,500	142,226
	ZhongYeDa Electric Co. Ltd., Class A	139,300	195,714
	Zhongyuan Environment-Protection Co. Ltd., Class A	187,400	233,614
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,008,500	631,663
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	320,973
	Zhuhai Port Co. Ltd., Class A	167,900	132,604
		Shares	Value»
CHINA — (Continued)
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,184,200	$6,474,904
	Zhuzhou Kibing Group Co. Ltd., Class A	833,546	840,951
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	449,644
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	420,462
#Ω	ZJLD Group, Inc.	118,200	136,734
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	269,839
#*	Zonqing Environmental Ltd.	506,000	86,475
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	4,762,748
#	ZTE Corp., Class H	1,121,200	4,056,227
	ZTO Express Cayman, Inc. (2057 HK)	1,240,500	27,390,413
TOTAL CHINA			3,779,400,343
COLOMBIA — (0.1%)
	Almacenes Exito SA	22,549	31,107
	Cementos Argos SA	121,799	455,318
*	Corp. Financiera Colombiana SA	87,009	475,422
	Grupo Argos SA	1,065,910	5,403,232
	Grupo de Inversiones Suramericana SA	276,811	4,679,795
	Mineros SA	55,817	289,587
TOTAL COLOMBIA			11,334,461
CZECH REPUBLIC — (0.1%)
	CEZ AS	13,293	764,345
	Komercni Banka AS	277,089	16,790,772
Ω	Moneta Money Bank AS	177,519	1,781,643
TOTAL CZECH REPUBLIC			19,336,760
GREECE — (0.6%)
	Alpha Bank SA	6,758,535	32,352,832
	Bank of Greece	19,140	390,287
#	ElvalHalcor SA	35,785	196,161
	Fourlis Holdings SA	7,021	36,649
	GEK Terna SA	28,810	1,134,011
	Helleniq Energy Holdings SA	350,372	3,770,790
#	Intracom Holdings SA	250,421	1,045,708

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	LAMDA Development SA	7,628	$64,045
	Motor Oil Hellas Corinth Refineries SA	134,321	5,408,162
	Piraeus Bank SA	3,886,723	39,206,637
	Titan SA (TITC GA)	25,711	1,725,244
TOTAL GREECE			85,330,526
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	4,554,000	598,196
HUNGARY — (0.1%)
	MOL Hungarian Oil & Gas PLC	1,820,667	22,235,704
	Richter Gedeon Nyrt	645	21,580
TOTAL HUNGARY			22,257,284
INDIA — (14.7%)
	Aarti Drugs Ltd.	39,251	162,347
	Aarti Industries Ltd.	141,901	574,264
	Aarti Pharmalabs Ltd.	5,407	44,682
	ACC Ltd.	235,967	4,215,541
*	Adani Power Ltd.	403,425	595,999
*	Aditya Birla Capital Ltd.	1,653,183	6,130,366
*	Aditya Birla Fashion & Retail Ltd.	12,360	8,923
	Advanced Enzyme Technologies Ltd.	38,547	124,858
	AGI Greenpac Ltd.	55,009	374,205
	Alembic Ltd.	360,019	362,276
	Alembic Pharmaceuticals Ltd.	80,948	691,453
	Allcargo Global Ltd.	1,600,297	404,826
*	Allcargo Logistics Ltd.	1,005,949	113,581
	Amara Raja Energy & Mobility Ltd.	258,191	2,355,545
	Ambuja Cements Ltd.	1,346,803	7,477,123
	Andhra Sugars Ltd.	140,898	107,765
*Ω	Antony Waste Handling Cell Ltd.	8,251	50,053
	Apollo Pipes Ltd.	3,561	10,437
	Apollo Tyres Ltd.	1,851,897	9,915,339
*	Arman Financial Services Ltd.	1,487	26,254
	Arvind Ltd.	924,337	3,159,645
*	Ashoka Buildcon Ltd.	347,982	568,153
*	Asian Granito India Ltd.	15,257	11,470
	Associated Alcohols & Breweries Ltd.	1,364	12,514
	Aurobindo Pharma Ltd.	1,045,999	13,655,660
	Avanti Feeds Ltd.	37,839	329,155
		Shares	Value»
INDIA — (Continued)
	Axis Bank Ltd. (AXSB IN)	9,566,457	$142,360,681
*	Bajaj Consumer Care Ltd.	94,823	350,379
*	Bajaj Hindusthan Sugar Ltd.	1,123,232	201,166
	Bajaj Holdings & Investment Ltd.	151,285	17,754,175
	Balmer Lawrie & Co. Ltd.	410,440	768,568
	Balrampur Chini Mills Ltd.	709,419	3,230,087
	Banco Products India Ltd.	100,083	647,556
Ω	Bandhan Bank Ltd.	1,349,093	2,269,090
	Bank of Baroda	4,048,927	13,221,177
	Bank of India	1,684,055	3,006,884
	Bank of Maharashtra	2,670,903	1,904,136
	Bhansali Engineering Polymers Ltd.	175,389	158,383
	Bharat Bijlee Ltd.	6,801	207,870
	Bharat Heavy Electricals Ltd.	2,825,964	8,099,973
	Biocon Ltd.	750,486	2,998,261
	Birla Corp. Ltd.	160,444	1,834,471
	BirlaNu Ltd.	3,684	63,174
	Birlasoft Ltd.	289,141	1,312,570
	Bliss Gvs Pharma Ltd.	75,416	144,816
	Bombay Burmah Trading Co.	45,099	845,261
*	Brightcom Group Ltd.	588,706	59,178
	BSE Ltd.	55,041	1,661,427
*	Camlin Fine Sciences Ltd.	34,902	55,327
	Can Fin Homes Ltd.	202,155	2,069,799
	Canara Bank	6,645,835	10,654,244
*	Capacit'e Infraprojects Ltd.	104,168	251,747
	Caplin Point Laboratories Ltd.	2,700	50,905
*	Cartrade Tech Ltd.	20,299	583,416
	Ceat Ltd.	127,319	5,201,232
	Century Enka Ltd.	36,151	170,309
	Chambal Fertilisers & Chemicals Ltd.	899,019	4,338,689
	Cholamandalam Financial Holdings Ltd.	395,691	7,120,612
	CIE Automotive India Ltd.	400,706	1,830,590
	Cipla Ltd.	790,605	11,402,771
	City Union Bank Ltd.	1,272,397	4,153,476
	CMS Info Systems Ltd.	21,779	74,862
	Container Corp. of India Ltd.	410,423	2,246,350

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	9,978	$243,871
	Cosmo First Ltd.	22,877	148,562
*	CreditAccess Grameen Ltd.	8,842	126,457
*	CSB Bank Ltd.	102,214	483,857
	Cyient Ltd.	149,463	1,829,747
	Dalmia Bharat Ltd.	287,396	6,484,515
*	Dalmia Bharat Refractories Ltd.	799	0
	Dalmia Bharat Sugar & Industries Ltd.	13,737	41,158
	Datamatics Global Services Ltd.	1,829	13,976
	DB Corp. Ltd.	162,855	423,707
	DCB Bank Ltd.	991,236	2,158,992
	DCM Shriram Fine Chemicals Ltd.	4,862	3,202
	DCM Shriram Industries Ltd.	4,862	2,005
	DCM Shriram International Ltd.	4,862	3,202
	DCM Shriram Ltd.	200,326	2,574,417
	DCW Ltd.	355,964	177,930
	Deep Industries Ltd.	25,629	103,554
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	311,114	3,600,435
*	Delhivery Ltd.	82,038	380,444
	Delta Corp. Ltd.	336,051	236,643
*	Dhampur Sugar Mills Ltd.	95,710	121,581
*	Dhanlaxmi Bank Ltd.	119,029	31,325
*	Digitide Solutions Ltd.	45,222	56,458
Ω	Dilip Buildcon Ltd.	49,099	243,768
*	Dishman Carbogen Amcis Ltd.	326,616	771,599
	DLF Ltd.	621,310	4,296,967
	Dollar Industries Ltd.	5,707	19,589
#	Dr. Reddy's Laboratories Ltd., ADR	420,830	5,647,539
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	931,600	12,277,030
	eClerx Services Ltd.	507	25,690
	Edelweiss Financial Services Ltd.	730,629	849,306
*	EID Parry India Ltd.	507,826	5,092,216
	Electrosteel Castings Ltd.	999,250	773,002
	EPL Ltd.	271,090	568,312
*Ω	Equitas Small Finance Bank Ltd.	325,660	248,771
	Escorts Kubota Ltd.	31,899	1,168,959
*	Eureka Forbes Ltd.	49,543	294,916
	Exide Industries Ltd.	1,130,373	3,963,281
*	FDC Ltd.	121,626	489,794
		Shares	Value»
INDIA — (Continued)
*	Fedbank Financial Services Ltd.	12,058	$20,079
	Federal Bank Ltd.	8,795,361	27,534,740
*	Federal-Mogul Goetze India Ltd.	6,564	31,087
	FIEM Industries Ltd.	33,535	789,899
	Filatex India Ltd.	697,353	347,689
	Finolex Cables Ltd.	135,598	1,070,543
	Finolex Industries Ltd.	809,824	1,561,856
	Firstsource Solutions Ltd.	1,097,010	3,812,990
	Force Motors Ltd.	9,320	1,935,339
	Fortis Healthcare Ltd.	316,204	2,929,309
	G R Infraprojects Ltd.	6,898	73,383
	Gabriel India Ltd.	34,933	354,764
	GAIL India Ltd. (GAIL IN)	7,516,829	13,673,456
	Ganesh Housing Ltd.	2,599	20,865
	Garware Hi-Tech Films Ltd.	2,592	85,214
	Gateway Distriparks Ltd.	1,318,343	839,349
	Geojit Financial Services Ltd.	17,537	12,973
	GHCL Ltd.	310,660	1,800,536
	GHCL Textiles Ltd.	339,043	279,571
	GIC Housing Finance Ltd.	73,745	130,224
Ω	Gland Pharma Ltd.	1,886	37,556
	Glenmark Pharmaceuticals Ltd.	635,505	14,011,096
	Globus Spirits Ltd.	10,336	104,744
	GM Breweries Ltd.	955	10,171
	Godawari Power & Ispat Ltd.	382,430	1,033,008
	Godfrey Phillips India Ltd.	171,742	3,801,595
*	Godrej Industries Ltd.	18,014	190,168
*	Godrej Properties Ltd.	35,468	608,565
*	Gokaldas Exports Ltd.	4,031	24,327
	Goodluck India Ltd.	5,303	64,459
	Granules India Ltd.	613,784	3,823,241
	Graphite India Ltd.	99,552	661,091
	Grasim Industries Ltd.	890,461	27,299,601
	Grauer & Weil India Ltd.	69,439	53,977
	Great Eastern Shipping Co. Ltd.	503,782	6,571,998
	Greenpanel Industries Ltd.	29,507	70,491
	Gujarat Alkalies & Chemicals Ltd.	122,273	607,981
	Gujarat Ambuja Exports Ltd.	632,836	958,156

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	15,590	$518,048
	Gujarat Mineral Development Corp. Ltd.	382,949	2,389,619
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	402,037	2,037,063
	Gujarat Pipavav Port Ltd.	739,234	1,342,393
	Gujarat State Fertilizers & Chemicals Ltd.	1,172,501	2,353,801
	Gujarat State Petronet Ltd.	1,318,554	4,341,224
*	Hathway Cable & Datacom Ltd.	1,316,156	147,184
	HDFC Bank Ltd.	12,520,585	126,564,961
	HEG Ltd.	260,452	1,532,499
	HeidelbergCement India Ltd.	316,649	589,367
	Hero MotoCorp Ltd. (HMCL IN)	187,807	11,303,860
	HFCL Ltd.	306,547	226,193
	HG Infra Engineering Ltd.	16,921	118,863
	Hikal Ltd.	204,638	429,816
	Himadri Speciality Chemical Ltd.	166,768	835,158
	Himatsingka Seide Ltd.	132,863	149,177
	Hindalco Industries Ltd.	5,483,147	57,087,620
*	Hinduja Global Solutions Ltd.	88,566	404,539
	HPL Electric & Power Ltd.	11,375	41,108
	Huhtamaki India Ltd.	17,392	34,659
	ICICI Bank Ltd. (IBN US), Sponsored ADR	804,919	23,576,073
	IDFC First Bank Ltd.	14,791,456	13,445,019
*	IFCI Ltd.	102,183	61,154
	IIFL Capital Services Ltd.	812,695	2,940,339
	IIFL Finance Ltd.	753,486	4,323,588
*	India Cements Ltd.	178,846	893,462
	India Glycols Ltd.	151,544	1,436,880
	India Nippon Electricals Ltd.	6,634	50,836
	Indian Bank	606,492	6,019,716
	Indian Hume Pipe Co. Ltd.	1,970	8,153
	Indian Metals & Ferro Alloys Ltd.	10,223	129,795
		Shares	Value»
INDIA — (Continued)
	Indo Count Industries Ltd.	278,826	$713,036
*	Indus Towers Ltd.	4,384,006	21,184,745
*	IndusInd Bank Ltd.	1,470,462	14,285,237
*	Infibeam Avenues Ltd.	2,852,144	504,288
	Info Edge India Ltd.	691,742	9,419,507
*	Inox Green Energy Services Ltd.	104,736	194,764
*	Insecticides India Ltd.	6,527	41,857
	IOL Chemicals & Pharmaceuticals Ltd.	553,941	446,322
	Ipca Laboratories Ltd.	38,656	620,149
Ω	IRCON International Ltd.	616,627	1,103,111
	J Kumar Infraprojects Ltd.	207,810	1,297,271
	Jagran Prakashan Ltd.	363,170	262,706
	Jai Corp. Ltd.	50,855	62,545
*	Jain Irrigation Systems Ltd.	483,685	192,434
	Jammu & Kashmir Bank Ltd.	1,487,514	1,699,919
	Jindal Drilling & Industries Ltd.	14,230	74,432
	Jindal Poly Films Ltd.	54,978	235,233
	Jindal Saw Ltd.	1,587,925	3,017,795
	Jindal Stainless Ltd.	729,769	6,539,663
	Jindal Steel Ltd.	1,796,070	21,875,825
	Jio Financial Services Ltd.	9,844,822	27,211,147
	JK Lakshmi Cement Ltd.	252,895	2,135,525
	JK Paper Ltd.	431,544	1,545,059
	JK Tyre & Industries Ltd.	610,769	3,431,030
	JM Financial Ltd.	2,405,311	3,379,086
	JSW Energy Ltd.	673,885	3,355,520
	JSW Steel Ltd.	3,379,315	44,412,530
	JTL Industries Ltd.	20,971	16,262
	Jubilant Ingrevia Ltd.	64,520	448,853
	Jubilant Pharmova Ltd.	405,731	4,311,981
*	Just Dial Ltd.	58,503	425,970
	Kalpataru Projects International Ltd.	438,602	5,455,351
	Kalyani Steels Ltd.	92,366	713,225
	Kansai Nerolac Paints Ltd.	4,118	10,273
	Karnataka Bank Ltd.	1,019,469	2,022,171
	Karur Vysya Bank Ltd.	2,817,794	9,139,196
	Kaveri Seed Co. Ltd.	84,229	867,785
	KCP Ltd.	123,867	238,279
*	Kellton Tech Solutions Ltd.	617,102	104,398

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kirloskar Ferrous Industries Ltd.	22,923	$111,756
	Kirloskar Oil Engines Ltd.	247,039	3,152,223
	Kitex Garments Ltd.	86,430	161,298
	KNR Constructions Ltd.	633,622	1,024,133
*	Kolte-Patil Developers Ltd.	100,381	408,131
	Kotak Mahindra Bank Ltd.	1,590,130	7,048,394
	KRBL Ltd.	237,698	887,430
	Krsnaa Diagnostics Ltd.	12,690	98,576
	L&T Finance Ltd.	2,844,416	8,857,280
	Larsen & Toubro Ltd.	1,196,955	51,249,654
	Laxmi Organic Industries Ltd.	17,498	27,222
	LG Balakrishnan & Bros Ltd.	55,809	1,045,719
	LIC Housing Finance Ltd.	1,605,737	9,211,473
	Lloyds Enterprises Ltd.	18,660	11,850
	LT Foods Ltd.	782,092	3,155,965
	Lupin Ltd.	470,035	10,985,147
	LUX Industries Ltd.	4,466	44,725
	Maharashtra Seamless Ltd.	294,087	1,673,104
	Mahindra & Mahindra Financial Services Ltd.	2,664,511	10,762,977
	Mahindra & Mahindra Ltd.	1,840,661	68,980,071
	Mahindra Lifespace Developers Ltd.	23,325	95,170
	Maithan Alloys Ltd.	22,953	249,519
*	Man Industries India Ltd.	32,838	116,528
	Manali Petrochemicals Ltd.	16,892	10,672
	Manappuram Finance Ltd.	2,320,125	7,188,245
	Marksans Pharma Ltd.	979,023	1,742,244
	Maruti Suzuki India Ltd.	68,330	10,841,338
Ω	MAS Financial Services Ltd.	44,653	157,440
	Mastek Ltd.	24,822	555,782
*	Max Estates Ltd.	1,944	8,120
	Mayur Uniquoters Ltd.	31,030	173,168
*	Meghmani Organics Ltd.	522,288	344,350
	MM Forgings Ltd.	4,761	21,177
	MOIL Ltd.	328,793	1,316,025
		Shares	Value»
INDIA — (Continued)
	Monte Carlo Fashions Ltd.	36,005	$222,322
	Morepen Laboratories Ltd.	267,822	106,452
	MRF Ltd.	7,176	10,382,447
	Muthoot Finance Ltd.	102,035	4,239,013
	Natco Pharma Ltd.	133,104	1,209,024
	National Aluminium Co. Ltd.	3,840,493	15,901,070
	National Fertilizers Ltd.	473,637	428,174
	Nava Ltd.	659,778	4,022,182
	Navneet Education Ltd.	99,277	155,303
*	Nazara Technologies Ltd.	12,797	39,543
	NCC Ltd.	2,173,014	3,472,094
	NESCO Ltd.	31,071	385,570
	NIIT Learning Systems Ltd.	430,894	1,876,509
	NIIT Ltd.	427,275	346,135
	Nilkamal Ltd.	35,747	535,437
	NMDC Ltd.	10,397,661	9,135,536
*	NMDC Steel Ltd.	2,233,783	1,024,840
	NOCIL Ltd.	380,975	547,428
	NRB Bearings Ltd.	106,464	296,534
	Nucleus Software Exports Ltd.	20,834	206,117
*	Nuvoco Vistas Corp. Ltd.	14,581	54,635
	Oberoi Realty Ltd.	239,718	3,888,330
*	Onesource Specialty Pharma Ltd.	78,934	1,049,719
	Orient Cement Ltd.	418,372	714,006
*	Orient Green Power Co. Ltd.	1,505,524	170,204
	Paisalo Digital Ltd.	128,463	47,555
	Panama Petrochem Ltd.	61,017	193,774
Ω	Paradeep Phosphates Ltd.	37,089	56,106
Ω	Parag Milk Foods Ltd., Class F	88,474	242,680
*	Patel Engineering Ltd.	1,415,961	441,977
*	PC Jeweller Ltd.	611,488	71,053
	PCBL Chemical Ltd.	774,462	2,222,885
*	Pennar Industries Ltd.	110,596	207,343
	Petronet LNG Ltd.	3,739,500	11,779,624
*	Piramal Finance Ltd.	281,593	5,326,504
	Piramal Pharma Ltd.	1,576,843	2,656,452
Ω	PNB Housing Finance Ltd.	512,667	4,583,220
	PNC Infratech Ltd.	384,557	911,381
	Pokarna Ltd.	1,170	9,354
	Polyplex Corp. Ltd.	110,369	1,022,372
	Power Finance Corp. Ltd.	6,354,839	26,186,025

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Power Mech Projects Ltd.	13,818	$310,182
	Prakash Industries Ltd.	479,174	637,321
Ω	Prataap Snacks Ltd.	3,176	39,189
	Prestige Estates Projects Ltd.	350,276	5,566,121
*	PSP Projects Ltd.	6,351	51,983
*	PTC India Financial Services Ltd.	1,210,243	432,544
	PTC India Ltd.	1,137,852	2,130,032
	Punjab National Bank	6,093,734	8,301,426
*	PVR Inox Ltd.	38,760	412,059
Ω	Quess Corp. Ltd.	45,222	102,278
	Rain Industries Ltd.	816,742	1,374,587
*	Rajesh Exports Ltd.	4,952	8,763
	Rallis India Ltd.	358,676	1,073,877
	Ramco Cements Ltd.	92,093	1,115,977
	Ramco Industries Ltd.	94,039	322,526
*	Ramky Infrastructure Ltd.	13,676	70,783
	Rane Holdings Ltd.	4,370	62,182
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	1,454,807
*	Raymond Lifestyle Ltd.	133,014	1,506,843
*	Raymond Ltd.	166,268	697,269
*	Raymond Realty Ltd.	166,268	910,462
Ω	RBL Bank Ltd.	1,770,101	5,732,156
	REC Ltd.	7,352,254	29,171,219
	Redington Ltd.	3,478,812	10,290,352
	Redtape Ltd.	189,403	255,194
	Reliance Industries Ltd. (RIL IN)	21,851,121	332,406,786
*	Reliance Power Ltd.	8,487,744	2,614,847
	Repco Home Finance Ltd.	205,294	907,537
	Rhi Magnesita India Ltd.	13,368	63,993
	Rico Auto Industries Ltd.	203,415	258,020
	RITES Ltd.	119,262	296,489
	Rossari Biotech Ltd.	7,039	42,511
	Route Mobile Ltd.	4,340	28,098
*	RPSG Ventures Ltd.	5,503	43,505
	Sai Silks Kalamandir Ltd.	12,472	15,270
*	SAMHI Hotels Ltd.	9,911	18,348
*	Sammaan Capital Ltd.	139,053	227,635
	Samvardhana Motherson International Ltd.	12,595,117	15,432,443
	Sandhar Technologies Ltd.	23,759	126,597
	Sandur Manganese & Iron Ores Ltd.	31,329	74,723
	Sanghvi Movers Ltd.	22,253	72,863
		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	200,161	$1,071,340
	Sasken Technologies Ltd.	7,505	99,243
*	Satin Creditcare Network Ltd.	17,437	29,784
	Savita Oil Technologies Ltd.	19,237	73,065
	Seshasayee Paper & Boards Ltd.	83,170	206,023
Ω	SH Kelkar & Co. Ltd.	106,844	167,524
*	Shankara Buildpro Ltd.	8,436	68,873
	Sharda Cropchem Ltd.	63,237	701,597
*	Sheela Foam Ltd.	22,183	125,188
	Shilpa Medicare Ltd.	12,059	38,293
	Shipping Corp. of India Land & Assets Ltd.	839,608	411,912
	Shipping Corp. of India Ltd.	866,425	2,126,210
	Shriram Finance Ltd.	4,583,276	50,876,882
	Shriram Pistons & Rings Ltd.	1,349	40,655
	Shyam Metalics & Energy Ltd.	13,352	123,806
	Sigachi Industries Ltd.	68,812	14,914
	Siyaram Silk Mills Ltd.	37,678	212,466
	Sobha Ltd.	28,182	442,617
*	Solara Active Pharma Sciences Ltd.	1,748	9,567
	Somany Ceramics Ltd.	6,442	28,565
	South Indian Bank Ltd.	6,471,133	2,651,390
	SP Apparels Ltd.	2,423	17,906
*	Spandana Sphoorty Financial Ltd.	7,460	9,885
	Star Cement Ltd.	115,266	273,430
	State Bank of India (SBIN IN)	7,873,800	92,273,167
	State Bank of India (SBKFF US), GDR	19,590	2,319,456
	Steel Authority of India Ltd.	3,994,477	6,534,330
*	Sterlite Technologies Ltd.	28,950	33,241
	Strides Pharma Science Ltd.	316,572	3,021,974
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,617,777	28,068,841
	Sun TV Network Ltd.	346,963	2,098,327

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram-Clayton Ltd.	702	$9,524
	Sunflag Iron & Steel Co. Ltd.	59,174	157,916
	Sunteck Realty Ltd.	173,757	760,239
	Surya Roshni Ltd.	309,920	833,909
	TAJGVK Hotels & Resorts Ltd.	7,970	31,985
	Talbros Automotive Components Ltd.	13,193	37,656
	Tamil Nadu Newsprint & Papers Ltd.	49,367	71,195
	Tamilnad Mercantile Bank Ltd.	2,918	19,218
	Tanla Platforms Ltd.	8,103	44,982
	Tata Chemicals Ltd.	752,322	6,097,997
	Tata Consumer Products Ltd.	550,794	6,788,296
*	Tata Motors Ltd./new	4,118,422	20,482,979
	Tata Motors Passenger Vehicles Ltd.	4,118,422	15,658,945
	Tata Steel Ltd.	25,119,759	52,284,598
	Tech Mahindra Ltd.	12,491	235,930
	Techno Electric & Engineering Co. Ltd.	16,950	180,599
	Texmaco Rail & Engineering Ltd.	22,100	30,879
	Thirumalai Chemicals Ltd.	14,498	30,131
	Thomas Cook India Ltd.	56,275	75,310
	Time Technoplast Ltd.	1,385,626	2,731,039
	Tourism Finance Corp. of India Ltd.	230,580	162,110
	Transport Corp. of India Ltd.	126,919	1,469,096
	Trident Ltd.	465,215	131,923
	Triveni Engineering & Industries Ltd.	482,946	1,956,422
	TVS Srichakra Ltd.	7,893	348,689
	Uflex Ltd.	196,398	992,572
*	Ugro Capital Ltd.	12,338	19,722
*Ω	Ujjivan Small Finance Bank Ltd.	954,037	672,519
*	Unichem Laboratories Ltd.	148,098	609,104
	Union Bank of India Ltd.	1,395,941	2,736,322
	Universal Cables Ltd.	1,218	9,598
	UPL Ltd.	1,608,696	12,293,447
	Usha Martin Ltd.	393,840	1,747,853
	VA Tech Wabag Ltd.	162,394	1,906,889
	Vaibhav Global Ltd.	45,743	111,317
	Vardhman Textiles Ltd.	702,522	3,306,016
		Shares	Value»
INDIA — (Continued)
*	Vascon Engineers Ltd.	14,316	$6,455
	Vedanta Ltd.	1,348,542	9,950,855
	Veedol Corp. Ltd.	12,943	202,104
	Venky's India Ltd.	18,549	310,284
	Vindhya Telelinks Ltd.	23,855	315,468
	Vishnu Chemicals Ltd.	8,290	47,350
*	Vodafone Idea Ltd.	4,085,048	495,691
	Voltamp Transformers Ltd.	1,334	106,583
	Welspun Corp. Ltd.	591,274	4,668,685
	Welspun Enterprises Ltd.	384,525	1,984,757
	Welspun Living Ltd.	993,088	1,342,685
	West Coast Paper Mills Ltd.	150,784	655,627
	Wheels India Ltd.	3,350	27,873
	Wipro Ltd.	8,252,206	21,251,827
*	Wockhardt Ltd.	26,467	400,071
*	Yes Bank Ltd.	24,882,852	5,796,129
	Zee Entertainment Enterprises Ltd.	2,853,525	2,617,466
	Zensar Technologies Ltd.	308,505	2,180,819
	Zydus Lifesciences Ltd.	274,482	2,640,350
	Zydus Wellness Ltd.	121,410	593,973
TOTAL INDIA			2,063,871,642
INDONESIA — (1.2%)
	ABM Investama Tbk. PT	1,807,300	309,893
	Adi Sarana Armada Tbk. PT	4,537,700	322,500
*	Alam Sutera Realty Tbk. PT	17,144,400	160,024
	Alamtri Minerals Indonesia Tbk. PT	9,068,300	1,078,551
	Alamtri Resources Indonesia Tbk. PT	53,107,900	6,979,469
	Aneka Tambang Tbk. PT	28,082,400	6,913,446
	Aspirasi Hidup Indonesia Tbk. PT	29,822,600	710,185
	Astra Agro Lestari Tbk. PT	2,427,367	1,068,885
	Astra International Tbk. PT	81,295,400	30,824,877
	Astra Otoparts Tbk. PT	2,237,900	337,373
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	4,143,200	297,298

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Negara Indonesia Persero Tbk. PT	36,883,382	$9,899,680
	Bank OCBC Nisp Tbk. PT	6,499,200	558,079
	Bank Pan Indonesia Tbk. PT	43,342,301	2,774,965
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	13,220,784	634,511
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	14,974,500	495,933
	Bank Tabungan Negara Persero Tbk. PT	26,825,915	1,970,584
	BFI Finance Indonesia Tbk. PT	4,602,300	193,596
	BISI International Tbk. PT	9,253,500	486,278
	Blue Bird Tbk. PT	497,500	49,632
*	Buana Lintas Lautan Tbk. PT	55,297,900	1,625,797
*	Bukalapak.com Tbk. PT	99,162,800	857,886
	Bukit Asam Tbk. PT	19,826,900	2,935,976
*	Buma Internasional Grup Tbk. PT	16,397,000	304,772
*	Bumi Serpong Damai Tbk. PT	17,585,800	942,199
	Ciputra Development Tbk. PT	58,089,578	2,879,728
	Dayamitra Telekomunikasi PT	41,026,000	1,359,144
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,184,210
	Elang Mahkota Teknologi Tbk. PT	33,623,700	1,964,037
	Elnusa Tbk. PT	18,387,300	756,221
*	Energi Mega Persada Tbk. PT	31,375,000	2,449,874
	Erajaya Swasembada Tbk. PT	48,693,800	1,151,779
	ESSA Industries Indonesia Tbk. PT	17,637,800	689,498
	Gajah Tunggal Tbk. PT	8,135,800	521,559
	Gudang Garam Tbk. PT	1,830,000	1,707,013
*	Harum Energy Tbk. PT	5,184,100	325,649
	Indah Kiat Pulp & Paper Tbk. PT	13,754,900	7,490,168
	Indika Energy Tbk. PT	8,454,400	1,614,583
		Shares	Value»
INDONESIA — (Continued)
	Indo Tambangraya Megah Tbk. PT	2,257,000	$2,956,091
	Indocement Tunggal Prakarsa Tbk. PT	4,349,100	1,725,952
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,852,581
	Japfa Comfeed Indonesia Tbk. PT	26,384,750	4,359,704
	Jaya Real Property Tbk. PT	43,375,300	2,769,600
	Kawasan Industri Jababeka Tbk. PT	136,923,356	1,860,972
	Medco Energi Internasional Tbk. PT	37,057,632	3,375,538
*	Media Nusantara Citra Tbk. PT	32,455,300	484,102
*	Merdeka Battery Materials Tbk. PT	46,307,400	1,933,074
	Metrodata Electronics Tbk. PT	5,843,050	198,204
	Mitra Adiperkasa Tbk. PT	16,626,900	1,175,536
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	316,703
*	MNC Tourism Indonesia Tbk. PT	3,540,700	39,504
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,827,100	2,116,846
	Pakuwon Jati Tbk. PT	33,525,200	719,140
*	Panin Financial Tbk. PT	65,508,700	1,040,333
*	Paninvest Tbk. PT	6,451,100	307,872
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	13,522,984	935,446
*	PP Persero Tbk. PT	11,622,400	245,772
	Puradelta Lestari Tbk. PT	5,891,800	49,149
	Salim Ivomas Pratama Tbk. PT	10,218,600	347,362
	Sampoerna Agro Tbk. PT	4,288,141	1,998,542
	Samudera Indonesia Tbk. PT	20,338,100	459,545
	Sarana Menara Nusantara Tbk. PT	19,479,300	606,926
	Sawit Sumbermas Sarana Tbk. PT	640,500	64,109
	Semen Indonesia Persero Tbk. PT	13,105,351	1,921,490
*	Siloam International Hospitals Tbk. PT	253,400	41,711
	Sumber Tani Agung Resources Tbk. PT	725,000	52,439

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk. PT	48,526,600	$1,145,545
	Surya Citra Media Tbk. PT	14,986,100	223,425
	Surya Semesta Internusa Tbk. PT	28,281,600	2,644,369
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,147,300	184,615
	Timah Tbk. PT	5,056,000	977,050
	Trimegah Bangun Persada Tbk. PT	13,249,100	1,079,307
	Triputra Agro Persada PT	5,288,700	471,842
	Tunas Baru Lampung Tbk. PT	12,439,500	485,874
	Unggul Indah Cahaya Tbk. PT	288,335	166,985
	United Tractors Tbk. PT	8,116,500	12,644,344
	Vale Indonesia Tbk. PT	9,732,019	3,752,189
*††	Waskita Karya Persero Tbk. PT	25,152,582	56,764
*††	Wijaya Karya Persero Tbk. PT	11,988,700	54,640
*	Wir Asia Tbk. PT	31,503,900	163,544
	XLSMART Telecom Sejahtera Tbk. PT	22,028,403	4,339,710
TOTAL INDONESIA			167,170,298
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	3,414,725	2,324,737
*	Acico Industries Co. KSC	755,748	1,024,478
	Agility Public Warehousing Co. KSCC	6,638,111	2,910,199
	Al Ahli Bank of Kuwait KSCP	2,652,514	2,552,736
††	Al-Eid Food KSC	408,269	215,368
	Arzan Financial Group for Financing & Investment KPSC	4,016,034	4,390,672
	Beyout Holding Co. KPSC	31,963	37,441
	Boubyan Petrochemicals Co. KSCP	1,627,525	2,999,479
	Burgan Bank SAK	2,957,356	1,919,055
	Combined Group Contracting Co. SAK	324,825	1,044,794
		Shares	Value»
KUWAIT — (Continued)
*	First Investment Co. KSCP	397,308	$148,840
	Gulf Bank KSCP	10,525,102	11,816,286
	Gulf Cables & Electrical Industries Group Co. KSCP	207,464	1,353,689
	Heavy Engineering & Ship Building Co. KSCP	85,203	217,999
	Integrated Holding Co. KCSC	368,166	511,594
	KAMCO Investment Co. KSC	124,198	85,044
	Kuwait Cement Co. KSC	165,971	223,287
	Kuwait Financial Centre SAK	81,754	37,519
	Kuwait International Bank KSCP	4,703,736	4,166,077
	Kuwait Investment Co. SAK	445,629	307,552
	Mezzan Holding Co. KSCC	170,098	567,638
	Mobile Telecommunications Co. KSCP	8,618,229	14,359,973
*	Munshaat Real Estate Projects Co. KSCP	33,808	24,830
	National Bank of Kuwait SAKP	2,199,206	6,813,972
*	National Consumer Holding Co. SAK	1,139,133	378,206
	National Industries Group Holding SAK	6,624,807	5,694,443
	National Investments Co. KSCP	2,103,364	1,855,960
	Oula Fuel Marketing Co.	202,817	168,945
	Specialities Group Holding Co. KSCC	442,470	215,682
*	Warba Bank KSCP	11,095,382	10,240,702
TOTAL KUWAIT			78,607,197
MALAYSIA — (1.4%)
#	Aeon Co. M Bhd.	2,052,800	644,650
	AEON Credit Service M Bhd.	216,500	322,133
#*	AFFIN Bank Bhd.	8,166,049	5,544,441
	Alliance Bank Malaysia Bhd.	5,503,964	7,310,801
	Allianz Malaysia Bhd.	119,400	696,739
	AMMB Holdings Bhd. (AMM MK)	7,834,962	12,814,160
	Axiata Group Bhd.	5,873,900	3,424,746
#	Bank Islam Malaysia Bhd.	1,797,507	1,126,422

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd.	1,621,150	$7,955,514
*	Berjaya Corp. Bhd.	13,034,214	890,486
#*	Berjaya Land Bhd.	5,491,800	384,083
*	Bermaz Auto Bhd.	288,500	60,638
#*	Bumi Armada Bhd.	13,613,800	1,056,579
#	Cahya Mata Sarawak Bhd.	2,273,200	829,765
#	CIMB Group Holdings Bhd.	18,673,856	40,684,965
#	Dayang Enterprise Holdings Bhd.	1,038,400	473,520
#	DRB-Hicom Bhd.	3,558,500	974,840
#*	Eastern & Oriental Bhd.	1,848,300	344,166
#	Eco World Development Group Bhd.	2,973,400	1,682,553
#	Genting Bhd.	7,759,400	5,622,522
	Genting Malaysia Bhd.	9,599,300	4,822,070
#	Genting Plantations Bhd.	272,300	356,569
#	Guan Chong Bhd.	1,248,600	218,085
	HAP Seng Consolidated Bhd.	461,082	349,538
#*	Hartalega Holdings Bhd.	3,436,000	804,503
	Hibiscus Petroleum Bhd.	1,772,400	700,219
#	Hong Leong Financial Group Bhd.	1,273,634	7,223,774
	IGB Bhd.	3,022,296	2,735,666
#	IJM Corp. Bhd.	9,738,718	6,619,102
#	Insas Bhd.	1,544,300	356,339
#	IOI Properties Group Bhd.	5,148,525	4,164,297
#	Jaya Tiasa Holdings Bhd.	2,431,633	648,630
#	Keck Seng Malaysia Bhd.	740,900	1,038,354
#	Kossan Rubber Industries Bhd.	2,877,000	739,146
#	KSL Holdings Bhd.	1,401,565	1,085,276
	Kumpulan Fima Bhd.	552,500	360,172
	Land & General Bhd.	2,120,320	77,925
	LBS Bina Group Bhd.	3,741,134	384,486
#	Leong Hup International Bhd.	2,395,100	480,725
#	Magnum Bhd.	3,983,345	1,334,727
#	Mah Sing Group Bhd.	6,366,062	1,858,684
	Malayan Cement Bhd.	162,000	328,270
#	Malayan Flour Mills Bhd.	3,317,675	529,886
	Malaysian Resources Corp. Bhd.	5,165,647	459,516
		Shares	Value»
MALAYSIA — (Continued)
#	Matrix Concepts Holdings Bhd.	2,829,225	$1,029,486
	MBM Resources Bhd.	769,903	1,030,892
#	MBSB Bhd.	9,539,243	1,768,772
	Mega First Corp. Bhd.	972,400	803,192
#	MISC Bhd.	4,074,104	8,263,970
#	MKH Bhd.	1,443,578	374,813
	MKH Oil Palm East Kalimantan Bhd.	268,982	41,905
#	MNRB Holdings Bhd.	2,006,779	1,318,190
#	Muhibbah Engineering M Bhd.	1,999,300	277,350
#	OCK Group Bhd.	213,300	20,332
#	Oriental Holdings Bhd.	2,554,379	4,457,573
#	OSK Holdings Bhd.	9,186,208	3,912,206
#	Pantech Group Holdings Bhd.	2,076,194	344,006
#	Paramount Corp. Bhd.	1,435,655	382,533
#	Perak Transit Bhd.	2,001,500	134,593
#	Petron Malaysia Refining & Marketing Bhd.	234,000	244,876
#	Petronas Chemicals Group Bhd.	2,981,200	2,447,404
#	PPB Group Bhd.	1,925,439	5,509,864
	RHB Bank Bhd.	7,326,108	15,700,375
#	Sarawak Oil Palms Bhd.	1,145,500	1,113,180
	Scientex Bhd.	60,500	59,266
	Sime Darby Bhd.	12,569,600	6,884,181
#	Sime Darby Property Bhd.	7,330,900	2,793,092
	SP Setia Bhd. Group	6,527,473	1,628,686
#	Suria Capital Holdings Bhd.	793,880	300,422
#	Syarikat Takaful Malaysia Keluarga Bhd.	23,100	20,332
#	Ta Ann Holdings Bhd.	934,526	1,100,049
#	Top Glove Corp. Bhd.	7,045,300	1,089,619
#*	Tropicana Corp. Bhd.	2,525,361	760,703
#	TSH Resources Bhd.	807,000	252,514
#	UEM Sunrise Bhd.	2,788,045	463,390
	United Malacca Bhd.	740,500	1,099,196
#	UOA Development Bhd.	8,395,900	3,981,901
*	Vantris Energy Bhd.	1,985,485	186,371
	Velesto Energy Bhd.	16,539,528	1,276,300
#	VS Industry Bhd.	5,418,900	576,311
#*	WCT Holdings Bhd.	3,205,924	479,752
	Yinson Holdings Bhd.	1,554,025	930,401
#	YTL Corp. Bhd.	891,660	470,155
TOTAL MALAYSIA			204,047,835

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (2.6%)
#*	Alpek SAB de CV	8,767,826	$4,560,514
Ω	Banco del Bajio SA	1,665,034	4,871,434
	Becle SAB de CV	33,618	35,434
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	5,589,316
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	40,781,151
*	Controladora AXTEL SAB de CV	23,823,748	1,199,639
	Corp. Actinver SAB de CV	89,268	112,377
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,543	1,934,283
	Cydsa SAB de CV	5,874	5,748
*	Dine SAB de CV	993,273	1,168,272
	El Puerto de Liverpool SAB de CV, Class C1	488,179	2,944,270
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	368,705	3,847,604
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	57,676	6,019,067
	GCC SAB de CV	465,988	5,016,117
	Genomma Lab Internacional SAB de CV, Class B	2,013,027	1,915,578
	Gentera SAB de CV	3,451,192	9,591,691
#	Grupo Bimbo SAB de CV	616,356	2,142,222
#	Grupo Carso SAB de CV	1,989,141	13,532,214
#	Grupo Comercial Chedraui SA de CV	474,710	3,248,759
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	41,831,581
#	Grupo Financiero Inbursa SAB de CV, Class O	5,380,795	13,504,330
	Grupo Gigante SAB de CV	471,076	801,929
*	Grupo Industrial Saltillo SAB de CV	1,263,366	947,018
	Grupo Mexico SAB de CV	4,793,783	52,894,551
*	Grupo Posadas SAB de CV	71,236	111,688
*	Grupo Simec SAB de CV (SIMECB MM)	689,708	7,044,880
		Shares	Value»
MEXICO — (Continued)
#*Ω	Grupo Traxion SAB de CV	85,118	$67,409
*	Industrias CH SAB de CV	1,715,635	17,081,740
*	Industrias Penoles SAB de CV	505,357	29,293,124
	KUO SAB de CV	1,904,343	6,538,143
#	La Comer SAB de CV	2,669,742	5,721,094
	Megacable Holdings SAB de CV	1,737,445	6,099,351
*	Minera Frisco SAB de CV, Class A1	4,888,469	3,720,339
*Ω	Nemak SAB de CV	8,259,761	1,592,778
	Operadora De Sites Mexicanos SAB de CV, Class A-1	12,920	12,014
	Orbia Advance Corp. SAB de CV	3,675,652	3,899,439
	Organizacion Cultiba SAB de CV	106,882	67,887
#	Organizacion Soriana SAB de CV, Class B	13,553,166	27,763,982
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	8,987,157
	Regional SAB de CV	259,183	2,324,431
#	Sigma Foods SAB de CV	26,730,306	26,430,515
*	Vitro SAB de CV	734,035	248,655
TOTAL MEXICO			365,499,725
PHILIPPINES — (0.5%)
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	10,672,506	1,345,816
*	Atlas Consolidated Mining & Development Corp.	3,179,600	555,356
	Ayala Corp.	350,590	3,012,728
	Ayala Land, Inc.	12,162,800	4,385,539
	BDO Unibank, Inc.	1,523,371	3,491,470
	Belle Corp.	4,041,000	94,442
	Bloomberry Resorts Corp.	1,719,500	83,062
	China Banking Corp.	7,394,692	8,040,598
	Cosco Capital, Inc.	5,754,100	713,075
	DMCI Holdings, Inc.	9,189,700	1,690,620
	East West Banking Corp.	1,728,600	362,753
	Filinvest Development Corp.	358,400	26,975
	Filinvest Land, Inc.	40,964,978	568,675
	Filinvest REIT Corp.	5,519,576	277,333

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	3,175,100	$4,141,887
	GT Capital Holdings, Inc.	230,807	2,628,854
	JG Summit Holdings, Inc.	7,933,757	3,753,140
	LT Group, Inc.	6,699,200	1,817,256
	Megaworld Corp.	46,669,300	1,740,834
	Metropolitan Bank & Trust Co.	6,424,472	7,967,636
	Petron Corp.	10,153,900	465,565
	Philcomsat Holdings Corp.	497,957	904,653
	Philex Mining Corp.	2,636,300	504,167
	Philippine National Bank	2,767,885	3,011,704
*††	Philippine National Construction Corp.	398,900	0
	Philippine Savings Bank	1,667,589	1,645,581
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	16,685
	Puregold Price Club, Inc.	1,902,800	1,153,386
	RFM Corp.	762,400	67,635
	Rizal Commercial Banking Corp.	4,608,906	1,964,710
	Robinsons Land Corp.	11,928,908	3,676,827
	Robinsons Retail Holdings, Inc.	791,960	497,996
	San Miguel Corp.	3,781,566	5,140,693
	Security Bank Corp.	1,298,264	1,433,656
*	Top Frontier Investment Holdings, Inc.	352,912	363,832
	Union Bank of the Philippines	5,794,030	2,537,842
	Vista Land & Lifescapes, Inc.	11,841,968	237,949
TOTAL PHILIPPINES			70,320,930
POLAND — (1.4%)
	Agora SA	187,785	486,873
	Alior Bank SA	447,982	14,621,977
	Asseco Poland SA	82,811	5,042,858
	Bank Handlowy w Warszawie SA	5,468	177,572
	Bank Polska Kasa Opieki SA	53,479	3,252,485
	Boryszew SA	290,767	471,143
#*	Cyfrowy Polsat SA	505,270	1,899,742
	Develia SA	747,227	1,961,078
*	Enea SA	1,487,673	9,186,736
	Inter Cars SA	724	129,230
		Shares	Value»
POLAND — (Continued)
*	KGHM Polska Miedz SA	490,819	$45,541,412
	Mirbud SA	39,670	146,395
	ORLEN SA	2,718,241	82,614,358
*	PGE Polska Grupa Energetyczna SA	4,432,490	12,501,222
#*	PKP Cargo SA	43,828	168,925
	Stalexport Autostrady SA	176,122	139,905
*	Tauron Polska Energia SA	6,290,894	19,455,865
TOTAL POLAND			197,797,776
QATAR — (0.6%)
	Aamal Co.	8,521,592	2,011,732
	Al Khaleej Takaful Group QSC	713,723	460,989
	Al Rayan Bank	13,916,237	8,693,192
	Alijarah Holding Co. QPSC	2,051,022	401,701
*	Baladna	3,005,349	1,022,982
	Barwa Real Estate Co.	7,516,055	5,653,688
	Commercial Bank PSQC	9,096,503	11,889,829
	Doha Bank QPSC	9,287,581	7,044,767
	Doha Insurance Co. QSC	63,045	47,517
*	Estithmar Holding QPSC	1,307,539	1,447,099
	Gulf International Services QSC	5,507,630	4,221,930
	Gulf Warehousing Co.	1,206,489	830,027
	Lesha Bank LLC	935,316	481,009
*	Mazaya Real Estate Development QPSC	3,193,911	509,987
	Medicare Group	958,142	1,691,256
	Mesaieed Petrochemical Holding Co.	12,105,518	3,638,684
	Ooredoo QPSC	3,550,263	13,960,616
	Qatar Aluminum Manufacturing Co.	624,128	324,785
	Qatar Fuel QSC	345,105	1,469,414
	Qatar Industrial Manufacturing Co. QSC	47,636	30,301
	Qatar Insurance Co. SAQ	2,604,333	1,568,508
	Qatar National Cement Co. QSC	1,059,950	832,866
	Qatar Navigation QSC	2,435,486	7,566,360

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Salam International Investment Ltd. QSC	5,523,236	$1,163,284
	United Development Co. QSC	6,903,164	1,830,647
	Vodafone Qatar PQSC	4,233,163	2,965,564
TOTAL QATAR			81,758,734
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0
SAUDI ARABIA — (2.8%)
	Ades Holding Co.	168,480	863,256
	Al Babtain Power & Telecommunication Co.	103,077	1,923,887
	Al Hammadi Holding	36,020	266,729
	Al Hassan Ghazi Ibrahim Shaker Co.	119,714	579,326
	Al Jouf Agricultural Development Co.	63,001	839,202
*	Al Khaleej Training & Education Co.	14,576	80,768
	Alaseel Co.	161,001	158,961
	Al-Etihad Cooperative Insurance Co.	7,109	15,367
	AlJazira Takaful Ta'awuni Co.	143,755	467,073
*	Allianz Saudi Fransi Cooperative Insurance Co.	120,214	348,716
	Almarai Co. JSC	184,331	2,174,443
	Alujain Corp.	120,094	836,440
*	Amlak International Finance Co.	68,240	204,502
	Arab National Bank	3,318,001	20,137,772
*	Arabia Insurance Cooperative Co.	30,953	75,027
	Arabian Cement Co.	244,401	1,421,231
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Drilling Co.	112,773	$3,156,759
	Arabian Pipes Co.	210,756	292,252
*	Arabian Shield Cooperative Insurance Co.	20,416	64,599
	Arriyadh Development Co.	116,169	671,858
*	Bank Al-Jazira	2,485,865	8,303,083
	Banque Saudi Fransi	4,548,646	21,895,404
	Basic Chemical Industries Ltd.	60,464	424,337
*	Bawan Co.	4,179	54,291
	City Cement Co.	337,127	1,216,577
*	Dar Al Arkan Real Estate Development Co.	2,573,383	12,827,558
	Eastern Province Cement Co.	208,003	1,359,650
*	Emaar Economic City	198,823	522,246
	Etihad Etisalat Co.	1,461,878	27,509,774
	Gulf Insurance Group	13,606	87,691
*	Herfy Food Services Co.	97,524	412,607
*	Lumi Rental Co.	22,937	293,020
*	Malath Cooperative Insurance Co.	4,230	11,171
	Middle East Healthcare Co.	106,076	1,004,258
*	Middle East Paper Co.	113,485	625,616
	Middle East Specialized Cables Co.	32,538	197,940
	Mobile Telecommunications Co. Saudi Arabia	2,157,276	6,364,887
*	Najran Cement Co.	363,613	648,368
*	National Agriculture Development Co.	503,953	2,655,897
	National Co. for Glass Industries	35,874	351,425
	Nayifat Finance Co.	235,016	754,764
	Northern Region Cement Co.	384,155	724,422
	Qassim Cement Co.	15,139	172,567
*	Rabigh Refining & Petrochemical Co.	1,278,654	2,426,338
	Riyad Bank	1,572,240	11,799,120
	Riyadh Cement Co.	166,839	1,102,825
	SABIC Agri-Nutrients Co.	77,396	2,578,606
	Sahara International Petrochemical Co.	1,388,118	5,671,686
	Saudi Awwal Bank	3,953,623	37,567,245
	Saudi Basic Industries Corp.	2,142,470	32,470,568
	Saudi Ceramic Co.	178,072	1,319,387

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Chemical Co. Holding	677,493	$1,380,407
	Saudi Industrial Investment Group	544,525	1,816,829
	Saudi Investment Bank	2,400,795	8,960,265
*	Saudi Kayan Petrochemical Co.	2,666,015	3,483,200
*	Saudi Marketing Co.	92,570	346,517
	Saudi National Bank	9,151,089	109,404,698
*	Saudi Public Transport Co.	153,653	411,098
	Saudi Telecom Co.	1,816,219	21,559,940
*	Savola Group	387,886	2,471,100
*	Seera Group Holding	877,333	6,265,294
*	SHL Finance Co.	10,743	46,737
*	Sinad Holding Co.	263,423	629,707
	Southern Province Cement Co.	70,272	429,513
	Sumou Real Estate Co.	9,065	79,789
	Sustained Infrastructure Holding Co.	210,246	1,606,108
	Tabuk Cement Co.	183,055	438,930
	Tanmiah Food Co.	12,701	203,470
*	Umm Al-Qura Cement Co.	105,498	365,017
	United International Transportation Co.	135,472	2,187,262
*	Wataniya Insurance Co.	57,035	205,622
	Yamama Cement Co.	538,960	3,864,232
	Yanbu Cement Co.	250,774	1,042,683
	Yanbu National Petrochemical Co.	855,217	6,159,929
TOTAL SAUDI ARABIA			391,289,843
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	2,859,706	45,061,987
	AECI Ltd.	460,300	2,700,487
	African Rainbow Minerals Ltd.	369,555	5,408,016
	Alexander Forbes Group Holdings Ltd.	699,133	371,765
	Altron Ltd., Class A	161,302	193,178
	Aspen Pharmacare Holdings Ltd.	488,318	3,248,896
	Astral Foods Ltd.	163,738	2,782,549
	Bidvest Group Ltd.	149,892	2,168,888
#*	Blu Label Unlimited Group Ltd.	1,958,622	1,166,790
#*	Brait PLC	10,619,119	1,451,011
	Caxton & CTP Publishers & Printers Ltd.	590,118	493,613
		Shares	Value»
SOUTH AFRICA — (Continued)
	DataTec Ltd.	3,745,966	$17,742,722
	Exxaro Resources Ltd.	883,630	10,072,884
	Foschini Group Ltd.	1,246,122	6,532,882
	Grindrod Ltd.	492,747	524,438
	Hudaco Industries Ltd.	154,136	1,937,273
	Impala Platinum Holdings Ltd.	2,150,899	40,091,119
#	Investec Ltd.	282,049	2,286,581
*	KAP Ltd.	9,234,021	1,268,619
	Kumba Iron Ore Ltd.	30,297	672,063
	Lewis Group Ltd.	516,221	3,067,082
	Life Healthcare Group Holdings Ltd.	1,659,467	1,143,055
	Merafe Resources Ltd.	3,474,365	244,210
*	Metair Investments Ltd.	741,679	213,217
	Momentum Group Ltd.	5,684,452	13,237,100
	Motus Holdings Ltd.	661,428	5,189,672
	Mpact Ltd.	1,493,018	2,050,554
	MTN Group Ltd.	6,222,257	69,095,514
	Naspers Ltd., Class N	462,565	28,320,655
	Nedbank Group Ltd.	1,601,161	26,220,856
	Netcare Ltd.	4,590,704	4,403,973
	Northam Platinum Holdings Ltd.	158,972	3,787,578
	Oceana Group Ltd.	287,158	959,161
	Old Mutual Ltd. (OMU SJ)	15,151,064	14,540,970
	Omnia Holdings Ltd.	1,095,565	5,717,674
Ω	Pepkor Holdings Ltd.	8,496,017	13,882,274
*	Pick n Pay Stores Ltd.	863,868	1,277,392
	PPC Ltd.	5,215,660	1,984,869
	Raubex Group Ltd.	1,103,796	3,539,921
	RCL Foods Ltd.	159,113	95,656
	Reunert Ltd.	620,037	2,368,476
	RFG Holdings Ltd.	23,326	37,217
	Sanlam Ltd.	1,172,999	7,348,411
#	Sappi Ltd.	2,332,005	2,575,142
*	Sasol Ltd. (SOL SJ)	1,896,082	13,392,560
*	Sibanye Stillwater Ltd. (SSW SJ)	462,281	2,012,035
	Southern Sun Ltd.	750,345	468,370
	Standard Bank Group Ltd.	2,767,483	50,860,722
	Super Group Ltd.	1,300,939	1,395,913
	Telkom SA SOC Ltd.	1,057,072	3,847,031
#	Thungela Resources Ltd. (TGA SJ)	406,589	2,493,959
	Tsogo Sun Ltd.	47,126	23,235
	Valterra Platinum Ltd.	560	50,315
	Wilson Bayly Holmes-Ovcon Ltd.	78,538	841,825

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Zeda Ltd.	737,511	$627,957
TOTAL SOUTH AFRICA			433,490,312
SOUTH KOREA — (14.4%)
#	Advanced Process Systems Corp.	29,135	432,481
#	Aekyung Chemical Co. Ltd.	35,104	226,785
*	AeroSpace Technology of Korea, Inc.	26,598	11,263
	AJ Networks Co. Ltd.	19,835	72,680
#*	Ajin Industrial Co. Ltd.	125,293	301,628
#*	ALUKO Co. Ltd.	161,056	255,671
#	Amorepacific Corp.	46,110	4,438,376
#	Amorepacific Holdings Corp.	74,083	1,472,661
	ANIPLUS, Inc.	38,468	80,352
	Asia Cement Co. Ltd.	85,939	747,036
#	ASIA Holdings Co. Ltd.	4,148	831,191
#	Asia Paper Manufacturing Co. Ltd.	115,900	626,350
	Avaco Co. Ltd.	20,766	219,727
	BGF Co. Ltd.	29,884	83,585
	BGF retail Co. Ltd.	4,627	389,664
#*	BH Co. Ltd.	78,558	993,828
	Binggrae Co. Ltd.	3,604	186,797
	BNK Financial Group, Inc.	867,778	9,999,500
	Boditech Med, Inc.	13,361	120,652
#	Bookook Securities Co. Ltd.	12,625	629,955
	Boryung	62,316	399,766
*	BYC Co. Ltd.	7,520	217,602
	Byucksan Corp.	59,308	69,605
	C&G Hi Tech Co. Ltd.	14,567	181,042
	Cape Industries Ltd.	13,130	107,978
	Cheil Worldwide, Inc.	20,609	313,879
#*	Choil Aluminum Co. Ltd.	101,672	94,020
#*	Chong Kun Dang Pharmaceutical Corp.	11,740	695,954
	Chongkundang Holdings Corp.	5,145	178,319
*	CJ CGV Co. Ltd.	61,968	259,923
	CJ CheilJedang Corp.	31,866	4,712,546
	CJ Corp.	53,104	8,020,248
*	CJ ENM Co. Ltd.	36,562	1,894,112
#	CJ Freshway Corp.	15,663	303,956
	CJ Logistics Corp.	29,674	2,134,757
*	CLIO Cosmetics Co. Ltd.	6,809	62,652
	CR Holdings Co. Ltd.	54,324	178,184
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Creative & Innovative System	70,819	$650,065
	CS Wind Corp.	9,590	270,316
#	Cuckoo Holdings Co. Ltd.	11,840	222,897
#	Cuckoo Homesys Co. Ltd.	14,358	234,835
*	Cymechs, Inc.	11,741	146,508
	Dae Won Kang Up Co. Ltd.	215,821	625,521
	Daechang Forging Co. Ltd.	28,870	134,000
#	Daedong Corp.	57,366	392,413
	Daeduck Co. Ltd.	57,090	435,041
#	Daehan Flour Mill Co. Ltd.	3,860	388,369
#	Daehan Steel Co. Ltd.	116,066	845,864
*	Daeho AL Co. Ltd.	23,705	22,854
#	Daesang Corp.	80,012	1,204,402
#	Daesang Holdings Co. Ltd.	52,211	350,705
#*	Daesung Industrial Co. Ltd.	24,260	123,879
*	Daewon Pharmaceutical Co. Ltd.	1,767	14,202
#	Daewon San Up Co. Ltd.	30,729	276,773
#*	Daewoo Engineering & Construction Co. Ltd.	761,988	2,617,085
#	Daewoong Co. Ltd.	43,049	715,388
*	Daeyang Electric Co. Ltd.	5,767	116,959
*††	Dahaam E-Tec Co. Ltd.	3,535	0
	Daihan Pharmaceutical Co. Ltd.	14,948	301,475
	Daishin Securities Co. Ltd.	99,927	2,168,134
	Daol Investment & Securities Co. Ltd.	180,886	512,184
*	Daou Data Corp.	46,022	892,261
	Daou Technology, Inc.	131,192	4,828,127
	DB HiTek Co. Ltd.	57,471	4,193,132
	DB Insurance Co. Ltd.	87,724	8,660,942
	DB Securities Co. Ltd.	147,006	1,377,639
*	DB, Inc.	127,067	161,533
*	DE&T Co. Ltd.	40,354	156,990
	Dentium Co. Ltd.	8,880	296,140
*	Deutsch Motors, Inc.	71,085	217,341
	DI Dong Il Corp.	21,338	297,118

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	DIT Corp.	21,233	$321,150
#	DL E&C Co. Ltd.	119,640	3,673,044
#	DL Holdings Co. Ltd.	44,359	1,271,422
††	DMS Co. Ltd.	73,474	121,181
#	DN Automotive Corp.	61,594	1,074,764
	DNF Co. Ltd.	3,472	46,763
#	Dong-A Socio Holdings Co. Ltd.	10,196	768,432
	Dongbang Transport Logistics Co. Ltd.	54,569	100,167
*	Dongkoo Bio & Pharma Co. Ltd.	32,498	119,645
*	DongKook Pharmaceutical Co. Ltd.	46,767	608,209
#	Dongkuk CM Co. Ltd.	97,951	359,098
#	Dongkuk Holdings Co. Ltd.	61,326	323,020
	Dongkuk Industries Co. Ltd.	30,871	61,098
#	Dongkuk Steel Mill Co. Ltd.	177,472	1,086,064
#	Dongsung Chemical Co. Ltd.	121,425	369,386
*	Dongwha Enterprise Co. Ltd.	4,866	36,233
	Dongwha Pharm Co. Ltd.	71,510	301,143
	Dongwon Industries Co. Ltd.	21,096	607,311
	Dongwon Systems Corp.	658	12,701
	Dongyang E&P, Inc.	28,974	630,654
#	Doosan Bobcat, Inc.	233,044	9,487,676
#	DoubleUGames Co. Ltd.	22,113	820,506
*	Dreamtech Co. Ltd.	25,169	137,792
	DS Dansuk Co. Ltd.	11,886	160,921
*	Duksan Hi-Metal Co. Ltd.	48,118	296,271
	DY POWER Corp.	24,508	222,975
	Easy Holdings Co. Ltd.	121,416	439,171
	Ecoplastic Corp.	53,258	117,924
*	Elentec Co. Ltd.	18,116	130,851
	E-MART, Inc.	53,453	3,373,900
	ENF Technology Co. Ltd.	3,358	136,044
#	Eugene Investment & Securities Co. Ltd.	231,320	685,493
#	Eusu Holdings Co. Ltd.	38,014	155,417
#*	Exem Co. Ltd.	108,160	168,203
	F&F Holdings Co. Ltd.	3,441	49,657
#	Fursys, Inc.	20,360	597,707
*	GAEASOFT	10,822	59,004
		Shares	Value»
SOUTH KOREA — (Continued)
	Geumhwa PSC Co. Ltd.	3,910	$89,936
	GOLFZON Co. Ltd.	8,495	357,671
	Golfzon Holdings Co. Ltd.	65,288	213,156
#	Green Cross Corp.	9,905	1,131,286
	Green Cross Holdings Corp.	19,860	215,026
	GS Engineering & Construction Corp.	120,178	1,560,149
#	GS Global Corp.	174,395	280,844
	GS Holdings Corp. (078930 KS)	187,901	8,949,876
#*	GS P&L Co. Ltd.	28,396	1,010,381
	GS Retail Co. Ltd.	124,714	1,916,651
#	Gwangju Shinsegae Co. Ltd.	14,145	308,550
#	HAESUNG DS Co. Ltd.	18,434	817,906
	Hana Financial Group, Inc.	1,077,892	74,894,164
	Handsome Co. Ltd.	40,463	521,181
#	Hanil Cement Co. Ltd.	28,820	341,858
#	Hanil Holdings Co. Ltd.	81,808	887,023
#	Hanjin Logistics Corp.	29,653	408,515
	Hankook Tire & Technology Co. Ltd.	280,055	12,386,498
*	Hanla IMS Co. Ltd.	2,916	32,251
#	HanmiGlobal Co. Ltd.	9,087	118,063
*	Hanon Systems	719,311	1,634,857
#	Hansae Co. Ltd.	33,562	325,539
	Hanshin Construction Co. Ltd.	6,416	44,427
	Hansol Holdings Co. Ltd.	23,087	51,146
#	Hansol Paper Co. Ltd.	63,422	370,220
	Hansol Technics Co. Ltd.	101,580	420,657
	Hanwha Corp.	9,875	784,025
*	Hanwha Galleria Corp.	68,751	87,144
*	Hanwha General Insurance Co. Ltd.	155,536	653,999
*	Hanwha Investment & Securities Co. Ltd.	200,945	890,006
#*	Hanwha Life Insurance Co. Ltd.	758,873	1,834,768
#	Hanwha Solutions Corp.	275,205	5,254,395
#	Hanyang Eng Co. Ltd.	48,501	1,052,827
	Hanyang Securities Co. Ltd.	49,973	707,381

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Harim Co. Ltd.	45,170	$95,691
#	Harim Holdings Co. Ltd.	212,519	2,116,461
#	HB SOLUTION Co. Ltd.	118,924	188,288
	HD Construction Equipment Co. Ltd.	132,653	9,985,923
	HD Hyundai Co. Ltd.	125,115	20,304,637
	HDC Holdings Co. Ltd.	44,476	585,115
	HDC Hyundai Development Co-Engineering & Construction	139,507	1,990,597
#*	Hecto Innovation Co. Ltd.	12,889	173,112
#*	HFR, Inc.	14,451	137,932
#	Hite Jinro Co. Ltd.	23,303	284,403
	HK inno N Corp.	47,389	1,847,690
	HL Holdings Corp.	18,900	598,577
#	HL Mando Co. Ltd.	111,497	4,940,310
#	HMM Co. Ltd.	812,530	11,262,205
	HS Hyosung Advanced Materials Corp.	5,705	933,822
#*	HS Hyosung Corp.	2,375	102,098
#	HS Industries Co. Ltd.	82,216	189,905
	Huons Co. Ltd.	5,785	110,361
#	Huons Global Co. Ltd.	4,017	141,492
#	Hwa Shin Co. Ltd.	74,932	484,205
#	Hwaseung Enterprise Co. Ltd.	42,838	149,867
	Hy-Lok Corp.	38,182	890,415
#	Hyosung Corp.	13,733	1,449,984
#	Hyosung TNC Corp.	6,812	1,775,265
#	Hyundai BNG Steel Co. Ltd.	23,894	222,954
#	HYUNDAI Corp.	27,560	432,480
#	Hyundai Department Store Co. Ltd.	47,900	3,112,847
	Hyundai Engineering & Construction Co. Ltd.	203,254	14,427,484
	HYUNDAI EVERDIGM Corp.	7,017	39,913
	Hyundai Futurenet Co. Ltd.	68,828	154,173
#	Hyundai GF Holdings	110,569	710,459
#	Hyundai Glovis Co. Ltd.	98,719	16,643,946
	Hyundai Green Food	30,373	322,058
	Hyundai Home Shopping Network Corp.	13,094	526,434
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hyundai Marine & Fire Insurance Co. Ltd.	154,473	$3,011,666
	Hyundai Mobis Co. Ltd.	119,829	37,441,383
	Hyundai Motor Co.	472,375	164,436,317
	Hyundai Motor Securities Co. Ltd.	94,830	625,352
	Hyundai Steel Co.	219,869	4,771,872
	Hyundai Wia Corp.	66,478	3,969,250
	HyVision System, Inc.	12,909	156,424
#*	IlDong Holdings Co. Ltd.	7,271	60,522
#*	Iljin Holdings Co. Ltd.	73,029	395,095
	Iljin Power Co. Ltd.	7,136	76,191
	Ilshin Spinning Co. Ltd.	52,768	481,888
	iM Financial Group Co. Ltd.	564,908	6,074,230
	iMarketKorea, Inc.	72,189	390,822
#	InBody Co. Ltd.	10,241	232,009
	Industrial Bank of Korea	982,569	15,096,096
	Infinitt Healthcare Co. Ltd.	2,389	11,650
	Innocean Worldwide, Inc.	57,407	757,126
*	InnoWireless Co. Ltd.	6,951	142,730
#	Innox Advanced Materials Co. Ltd.	29,917	674,570
*	Insun ENT Co. Ltd.	9,964	30,230
*	Interflex Co. Ltd.	27,804	239,121
#	INTOPS Co. Ltd.	41,391	634,877
	IS Dongseo Co. Ltd.	47,984	783,374
*	Jahwa Electronics Co. Ltd.	34,278	711,930
#	JB Financial Group Co. Ltd.	490,101	8,551,171
*	Jeil Pharmaceutical Co. Ltd.	7,250	73,153
#	Jinsung T.E.C.	21,307	211,444
	JS Corp.	3,664	30,532
	JVM Co. Ltd.	12,424	218,365
	JW Life Science Corp.	4,923	44,095
#	Kangnam Jevisco Co. Ltd.	39,626	467,838
#	Kangwon Land, Inc.	203,625	2,462,744
#	KB Financial Group, Inc. (KB US), ADR	1,713,853	161,050,675
#	KC Co. Ltd.	36,032	834,332
	KC Tech Co. Ltd.	8,327	269,810
#	KCC Corp.	16,239	5,491,788
	KCC Glass Corp.	32,352	603,923
#	KCTC	37,124	173,690
	KEPCO Plant Service & Engineering Co. Ltd.	7,532	291,976
#	KG Chemical Corp.	127,333	522,618

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	KG Dongbusteel	72,423	$282,367
#	KG Eco Solution Co. Ltd.	36,361	166,337
*	KG Mobility Co.	22,066	59,440
#	Kginicis Co. Ltd.	41,834	334,708
*	KH Vatec Co. Ltd.	40,843	541,595
	Kia Corp.	1,095,769	116,593,266
#	KISCO Corp.	58,802	382,395
#	KISCO Holdings Co. Ltd.	32,652	545,262
	KISWIRE Ltd.	63,149	948,229
#	KIWOOM Securities Co. Ltd.	42,594	13,092,515
	Kolmar BNH Co. Ltd.	5,156	53,270
	Kolmar Holdings Co. Ltd.	7,486	52,254
	Kolmar Korea Co. Ltd.	884	42,804
#	Kolon Industries, Inc.	71,525	2,717,662
#	Korea Alcohol Industrial Co. Ltd.	60,283	471,288
#	Korea Asset In Trust Co. Ltd.	234,166	423,441
*	Korea Circuit Co. Ltd.	30,564	1,479,867
	Korea Electric Terminal Co. Ltd.	30,031	1,557,448
*	Korea Fuel-Tech Corp.	13,522	73,506
	Korea Information Certificate Authority, Inc.	35,813	165,904
	Korea Investment Holdings Co. Ltd.	140,224	20,976,758
*	Korea Line Corp.	575,587	778,932
#	Korea Movenex Co. Ltd.	107,809	434,230
#	Korea Petrochemical Ind Co. Ltd.	12,030	1,305,154
	Korea Petroleum Industries Co.	10,822	119,857
#*	Korea Real Estate Investment & Trust Co. Ltd.	185,093	156,653
#	Korea United Pharm, Inc.	26,987	356,853
	Korean Air Lines Co. Ltd.	585,473	9,439,659
	Korean Reinsurance Co.	771,847	6,305,689
	KPX Chemical Co. Ltd.	9,063	303,095
*	KPX Electrochem Co. Ltd.	10,070	62,110
*	Krafton, Inc.	5,608	984,518
	KSS LINE Ltd.	65,693	442,145
	KT Skylife Co. Ltd.	81,278	275,305
	KT&G Corp.	9,135	976,971
		Shares	Value»
SOUTH KOREA — (Continued)
#	Kumho Petrochemical Co. Ltd.	35,266	$3,522,382
#*	Kumho Tire Co., Inc.	294,889	1,231,086
	Kwang Dong Pharmaceutical Co. Ltd.	87,828	367,919
#	Kyeryong Construction Industrial Co. Ltd.	27,579	412,439
#	Kyobo Securities Co. Ltd.	71,114	586,873
*	Kyung Dong Navien Co. Ltd.	9,684	386,878
#	Kyungbang Co. Ltd.	28,974	188,218
	KZ Precision Corp.	31,617	307,609
*	LB Semicon, Inc.	100,299	325,439
	Lee Ku Industrial Co. Ltd.	17,157	70,559
	LF Corp.	53,268	710,325
	LG Chem Ltd.	122,341	26,269,218
	LG Corp.	216,383	13,735,631
*	LG Display Co. Ltd. (LPL US), ADR	2,319,696	9,209,193
	LG Electronics, Inc.	423,223	29,017,743
#	LG H&H Co. Ltd.	16,842	3,060,373
*	LG HelloVision Co. Ltd.	100,960	162,329
	LG Innotek Co. Ltd.	43,308	7,353,762
	LG Uplus Corp.	902,742	10,029,149
*	LOT Vacuum Co. Ltd.	4,203	40,093
#	Lotte Chemical Corp.	47,413	2,736,291
	Lotte Chilsung Beverage Co. Ltd.	13,758	1,273,287
#	Lotte Corp.	68,750	1,493,885
*	Lotte Data Communication Co.	423	6,231
	LOTTE Fine Chemical Co. Ltd.	59,578	1,957,725
	Lotte Rental Co. Ltd.	24,380	521,581
#	Lotte Shopping Co. Ltd.	31,584	1,843,031
#	Lotte Wellfood Co. Ltd.	9,108	733,995
#	LS Corp.	55,731	8,788,482
#*	LVMC Holdings	331,306	341,278
	LX Hausys Ltd.	23,104	464,300
#	LX Holdings Corp.	160,312	968,095
#	LX International Corp.	115,136	3,056,228
#	LX Semicon Co. Ltd.	25,222	956,601
	Maeil Dairies Co. Ltd.	5,683	139,161
	Mcnex Co. Ltd.	6,121	129,137
#*	MDS Tech, Inc.	179,788	182,639
*	ME2ON Co. Ltd.	17,175	53,723
	Mecaro Co. Ltd.	3,969	69,917
#	MegaStudy Co. Ltd.	26,278	202,528
	MegaStudyEdu Co. Ltd.	2,788	90,058
#	META BIOMED Co. Ltd.	83,042	280,801

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mgame Corp.	23,404	$93,250
	Mi Chang Oil Industrial Co. Ltd.	4,014	339,730
*	Mirae Asset Life Insurance Co. Ltd.	222,091	1,448,867
#	Mirae Asset Securities Co. Ltd.	357,988	10,612,738
	Misto Holdings Corp.	52,116	1,697,066
#*	MK Electron Co. Ltd.	71,417	496,053
*	MONAYONGPYONG	36,482	80,032
*	Motrex Co. Ltd.	1,841	12,353
	mPlus Corp.	3,026	26,228
	Myoung Shin Industrial Co. Ltd.	88,076	560,786
	Namhae Chemical Corp.	23,278	110,707
	Namuga Co. Ltd.	4,511	78,236
#	Namyang Dairy Products Co. Ltd.	13,344	443,243
	Nature Holdings Co. Ltd.	14,970	83,375
	NAVER Corp.	88,181	16,761,591
	NCSoft Corp.	7,758	1,261,610
*	Neowiz	24,241	512,405
	Neowiz Holdings Corp.	11,651	237,694
*	Nepes Ark Corp.	2,549	32,614
*	Neptune Co.	21,278	79,407
Ω	Netmarble Corp.	37,956	1,388,442
	New Power Plasma Co. Ltd.	63,019	267,714
	Nexen Corp.	79,539	330,218
#	Nexen Tire Corp.	94,980	530,386
#	Nexteel Co. Ltd.	12,200	94,966
#	NH Investment & Securities Co. Ltd.	487,810	9,145,650
	NHN Corp.	6,471	144,759
	NICE Holdings Co. Ltd.	47,084	455,397
	Nice Information & Telecommunication, Inc.	10,760	181,624
	Nong Shim Holdings Co. Ltd.	9,266	567,726
#	NongShim Co. Ltd.	11,140	3,140,174
	NOROO Paint & Coatings Co. Ltd.	43,552	250,492
#	NOVAREX Co. Ltd.	25,081	243,981
*	Novatech Co. Ltd.	3,859	80,414
	NPC	66,175	174,653
#*	OCI Co. Ltd.	17,992	878,434
	Orion Corp.	38,496	3,133,599
#	Orion Holdings Corp.	86,841	1,257,248
#*	Osung Advanced Materials Co. Ltd.	259,746	274,527
#	Otoki Corp.	4,775	1,277,573
	Pan Ocean Co. Ltd.	868,292	2,828,590
#	Paradise Co. Ltd.	153,883	1,890,404
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Partron Co. Ltd.	149,811	$746,000
	People & Technology, Inc.	3,293	120,484
	PHA Co. Ltd.	33,179	271,603
	PI Advanced Materials Co. Ltd.	5,499	61,829
*	PKC Co. Ltd.	16,280	68,651
	Poongsan Corp.	79,221	7,223,442
#	Poongsan Holdings Corp.	42,592	1,226,204
	POSCO Holdings, Inc. (005490 KS)	58,373	14,007,392
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	505,096	29,962,295
#	POSCO Steeleon Co. Ltd.	6,325	178,688
	Protec Co. Ltd.	8,879	312,139
*	Refine Co. Ltd.	14,212	119,378
	Rorze Systems Corp.	2,303	15,592
*	Sajo Industries Co. Ltd.	1,771	71,754
#*	Sajodaerim Corp.	10,562	266,483
#	Sam Young Electronics Co. Ltd.	31,048	244,504
#	SAMHWA Paints Industrial Co. Ltd.	40,166	193,975
*	Samji Electronics Co. Ltd.	22,565	356,218
	Samjin Pharmaceutical Co. Ltd.	2,486	33,288
	Sammok S-Form Co. Ltd.	26,629	365,433
#	SAMPYO Cement Co. Ltd.	125,487	731,162
	Samsung C&T Corp.	169,373	35,306,573
	Samsung Card Co. Ltd. (029780 KS)	89,930	3,545,218
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	492,241,403
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	7,245	19,944,908
	Samsung Engineering Co. Ltd.	44,475	946,708
	Samsung Life Insurance Co. Ltd.	108,391	14,113,106
#	Samsung SDI Co. Ltd.	114,145	30,725,110
	Samsung SDS Co. Ltd.	51,302	6,151,737
	Samsung Securities Co. Ltd.	161,578	10,141,954
*	SAMT Co. Ltd.	178,062	568,036

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samwha Capacitor Co. Ltd.	19,504	$426,486
#*	Samyang Biopharmaceuticals Corp.	20,367	1,352,706
	Samyang Corp.	9,248	305,070
#	Samyang Holdings Corp.	19,161	807,819
	Samyang Tongsang Co. Ltd.	2,690	106,561
*	Sang-A Frontec Co. Ltd.	3,846	46,729
#	SeAH Besteel Holdings Corp.	58,805	2,990,276
	SeAH Holdings Corp.	4,354	488,482
	SeAH Steel Corp.	5,976	500,908
#	SeAH Steel Holdings Corp.	8,221	775,364
	Sebang Co. Ltd.	49,883	501,503
#	Sebang Global Battery Co. Ltd.	30,660	1,354,622
	Seegene, Inc.	8,227	162,750
	Segyung Hitech Co. Ltd.	48,078	166,933
	Sejong Industrial Co. Ltd.	19,312	142,643
*††	Seohee Construction Co. Ltd.	67,983	57,479
*	Seoul Semiconductor Co. Ltd.	114,916	618,294
#	Seoyon Co. Ltd.	38,356	283,928
#	Seoyon E-Hwa Co. Ltd.	77,705	816,438
	SFA Engineering Corp.	4,010	93,614
#	SGC Energy Co. Ltd.	22,681	342,460
#*	Shin Heung Energy & Electronics Co. Ltd.	65,020	293,488
	Shindaeyang Paper Co. Ltd.	33,740	277,216
	Shinhan Financial Group Co. Ltd. (055550 KS)	640,452	37,430,391
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	933,505	54,451,346
#	Shinsegae Information & Communication Co. Ltd.	20,938	265,322
	Shinsegae International, Inc.	44,241	373,801
	Shinsegae, Inc.	25,513	5,652,336
*	Shinsung E&G Co. Ltd.	106,478	131,252
	Shinyoung Securities Co. Ltd.	4,594	561,382
	Silla Co. Ltd.	23,707	151,119
		Shares	Value»
SOUTH KOREA — (Continued)
	SIMPAC, Inc.	103,324	$355,678
	Sindoh Co. Ltd.	2,750	90,113
#	SK Chemicals Co. Ltd.	10,773	500,665
#	SK Discovery Co. Ltd.	54,122	2,172,853
*	SK Eternix Co. Ltd.	9,412	132,371
#	SK Gas Ltd.	7,256	1,171,175
#*Ω	SK IE Technology Co. Ltd.	6,408	121,106
#	SK Innovation Co. Ltd.	110,636	8,583,481
	SK Networks Co. Ltd.	455,894	1,769,432
	SK, Inc.	87,974	20,315,987
#	SL Corp.	64,890	2,498,759
#	SNT Holdings Co. Ltd.	35,428	1,331,287
#	SNT Motiv Co. Ltd.	82,476	2,007,257
#*	S-Oil Corp.	115,208	8,463,762
	Solid, Inc.	23,835	140,373
#	Songwon Industrial Co. Ltd.	48,578	305,744
	Soosan Industries Co. Ltd.	6,845	117,647
	Soulbrain Holdings Co. Ltd.	20,947	852,016
*	Spigen Korea Co. Ltd.	5,048	79,095
*	Studio Dragon Corp.	1,420	48,493
	Suheung Co. Ltd.	17,846	267,771
*	Sung Kwang Bend Co. Ltd.	1,473	33,205
#*	Sungshin Cement Co. Ltd.	71,955	490,998
#	Sungwoo Hitech Co. Ltd.	264,620	1,468,451
*	Sunjin Co. Ltd.	27,861	217,216
#*	Suprema, Inc.	12,078	365,415
*	Systems Technology, Inc.	10,938	284,973
#	Tae Kyung Industrial Co. Ltd.	64,197	208,986
#	Taekwang Industrial Co. Ltd.	1,110	670,655
#*	Taewoong Co. Ltd.	26,328	556,686
#	Telechips, Inc.	20,651	222,970
#*	TEMC Co. Ltd.	30,935	213,224
	TK Corp.	35,503	697,930
	TKG Huchems Co. Ltd.	22,732	315,177
*	Tongyang Life Insurance Co. Ltd.	83,184	397,060
#	Tovis Co. Ltd.	25,905	280,101
#	TS Corp.	230,626	445,110
#	TYM Corp.	72,457	356,056
	Uju Electronics Co. Ltd.	6,134	134,183
	Unid Co. Ltd.	15,727	869,763

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Union Semiconductor Equipment & Materials Co. Ltd.	53,546	$423,476
#*	Unitrontech Co. Ltd.	41,767	196,954
	Value Added Technology Co. Ltd.	17,279	247,355
	Vieworks Co. Ltd.	5,130	100,650
	Vitzro Tech Co. Ltd.	11,962	89,413
#	Webzen, Inc.	27,614	330,954
#	Whanin Pharmaceutical Co. Ltd.	37,952	282,220
*	Wonik Holdings Co. Ltd.	37,025	1,078,547
	Wonik Materials Co. Ltd.	21,064	581,001
#	Wonik QnC Corp.	39,530	775,575
	Woori Financial Group, Inc. (316140 KS)	2,136,473	44,692,581
#	Worldex Industry & Trading Co. Ltd.	20,895	373,456
	Y G-1 Co. Ltd.	57,779	359,945
*	YMT Co. Ltd.	4,967	38,590
#	Young Poong Corp.	16,577	744,424
#	Youngone Corp.	114,742	7,247,593
	Youngone Holdings Co. Ltd.	26,845	3,855,948
	Yuanta Securities Korea Co. Ltd.	301,613	965,914
#	YuHwa Securities Co. Ltd.	79,076	161,478
*	Zeus Co. Ltd.	9,154	124,200
#	Zinus, Inc.	31,743	276,785
TOTAL SOUTH KOREA			2,029,486,075
TAIWAN — (20.5%)
	91APP, Inc.	28,000	58,818
	Aaeon Technology, Inc.	3,000	12,053
	ABC Taiwan Electronics Corp.	53,000	50,349
	Abico Avy Co. Ltd.	542,735	803,287
#	Ability Enterprise Co. Ltd.	862,612	2,307,645
#	AcBel Polytech, Inc.	2,583,000	4,035,189
#	Acer E-Enabling Service Business, Inc.	18,000	117,366
#	Acer, Inc.	7,764,109	6,169,538
#	ACES Electronic Co. Ltd.	564,778	1,149,133
*	Acon Holding, Inc.	173,000	39,466
#	Acter Group Corp. Ltd.	96,000	1,910,705
		Shares	Value»
TAIWAN — (Continued)
#	Action Electronics Co. Ltd.	718,000	$240,091
#	Actron Technology Corp.	151,000	619,960
	ADATA Technology Co. Ltd.	918,757	10,398,614
	Adlink Technology, Inc.	68,000	133,787
#	Advanced Ceramic X Corp.	34,000	166,481
	Advanced International Multitech Co. Ltd.	455,000	1,021,454
#	Advanced Power Electronics Corp.	164,000	476,816
	Advanced Wireless Semiconductor Co.	24,000	84,831
#	Advancetek Enterprise Co. Ltd.	744,000	702,485
	Advantech Co. Ltd.	86,000	811,599
#	AGV Products Corp.	1,869,211	628,719
#	AIC, Inc.	77,000	920,384
#	Airoha Technology Corp.	23,000	316,350
	Airtac International Group	165,000	5,971,449
	Allied Circuit Co. Ltd.	11,863	82,389
#	Allied Supreme Corp.	96,000	732,824
	Alltek Technology Corp.	585,120	614,348
#	Alltop Technology Co. Ltd.	35,000	275,491
#	Alpha Networks, Inc.	1,039,086	1,082,682
#	Altek Corp.	1,722,080	2,130,913
	Amazing Microelectronic Corp.	55,000	146,609
	Ambassador Hotel	1,232,000	1,696,453
	AMPACS Corp.	38,000	33,372
	Ampak Technology, Inc.	16,000	31,857
	Ampire Co. Ltd.	59,000	49,827
#	AMPOC Far-East Co. Ltd.	331,292	1,130,190
#	AmTRAN Technology Co. Ltd.	1,974,756	1,269,248
#	Anji Technology Co. Ltd.	159,000	171,996
	Anpec Electronics Corp.	7,000	57,579
#	Apacer Technology, Inc.	489,210	1,889,372
#	APAQ Technology Co. Ltd.	45,000	234,019
	Apex Biotechnology Corp.	211,000	195,061

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Apex International Co. Ltd.	640,794	$644,794
	Apex Science & Engineering	328,633	119,262
	ARBOR Technology Corp.	39,000	51,371
	Arcadyan Technology Corp.	570,000	3,237,085
	Ardentec Corp.	2,214,058	11,151,047
	ARES International Corp.	24,000	38,495
#	Argosy Research, Inc.	167,000	826,714
	Arizon RFID Technology Cayman Co. Ltd.	13,000	44,468
	ASE Technology Holding Co. Ltd.	13,730,000	127,649,318
	Asia Cement Corp.	7,757,589	8,655,985
#	Asia Electronic Material Co. Ltd.	91,000	107,307
#	Asia Optical Co., Inc.	736,000	3,777,162
#	Asia Polymer Corp.	2,007,530	882,355
#	Asia Tech Image, Inc.	120,000	289,741
#	ASMedia Technology, Inc.	74,000	3,017,895
	ASROCK, Inc.	141,000	958,492
#	Asustek Computer, Inc.	2,160,000	33,933,107
#	ATE Energy International Co. Ltd.	201,000	173,815
	Aten International Co. Ltd.	7,000	13,399
	Audix Corp.	399,332	842,932
	AUO Corp. (AUOTY US), Sponsored ADR	2,987,442	12,696,628
#	Avalue Technology, Inc.	166,000	471,155
#	Axiomtek Co. Ltd.	267,000	700,807
#	Azurewave Technologies, Inc.	221,000	412,073
#	Bank of Kaohsiung Co. Ltd.	4,188,320	1,595,847
#	Baotek Industrial Materials Ltd.	68,000	202,782
	Basso Industry Corp.	452,000	491,088
#	BenQ Materials Corp.	647,000	399,573
*	BES Engineering Corp.	7,748,528	3,360,419
#*	Bin Chuan Enterprise Co. Ltd.	239,000	391,452
#*	Biostar Microtech International Corp.	668,055	490,700
#	Bioteque Corp.	39,000	148,718
#	Bizlink Holding, Inc.	504,505	20,488,586
		Shares	Value»
TAIWAN — (Continued)
	Bonny Worldwide Ltd.	8,000	$46,468
#	Bora Pharmaceuticals Co. Ltd.	81,000	1,548,866
#	Bright Led Electronics Corp.	479,000	305,006
#	Brightek Optoelectronic Co. Ltd.	68,000	81,987
#	Brighton-Best International Taiwan, Inc.	359,000	392,371
	Brillian Network & Automation Integrated System Co. Ltd.	79,000	779,833
#	Brogent Technologies, Inc.	30,195	99,037
*	Cameo Communications, Inc.	107,712	33,507
	Capital Futures Corp.	209,766	341,841
	Capital Securities Corp.	7,557,158	7,094,562
#	Castles Technology Co. Ltd.	157,000	282,768
#	Caswell, Inc.	116,000	310,067
#	Catcher Technology Co. Ltd.	1,187,000	7,580,936
#	Cathay Chemical Works	272,000	414,806
	Cathay Consolidated, Inc.	14,000	41,403
	Cathay Financial Holding Co. Ltd.	26,941,201	64,186,923
	Cathay Real Estate Development Co. Ltd.	2,926,694	2,048,068
*	CCP Contact Probes Co. Ltd.	42,334	79,628
#	Celxpert Energy Corp.	334,304	397,112
	Cenra, Inc.	621,632	669,898
	Central Reinsurance Co. Ltd.	1,172,148	990,799
#	Century Iron & Steel Industrial Co. Ltd.	539,000	2,315,081
	Chailease Holding Co. Ltd.	4,532,019	14,936,772
*	ChainQui Construction Development Co. Ltd.	469,393	219,384
	Champion Building Materials Co. Ltd.	1,207,445	343,033
#	Champion Microelectronic Corp.	34,000	70,844

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	17,626,698	$11,409,825
#	Chang Wah Electromaterials, Inc.	735,000	1,071,302
#	Chang Wah Technology Co. Ltd.	212,000	387,806
#	Channel Well Technology Co. Ltd.	511,000	1,013,559
#	Charoen Pokphand Enterprise	659,600	3,109,479
#	CHC Healthcare Group	486,000	522,923
	CHC Resources Corp.	63,000	140,242
#	Chen Full International Co. Ltd.	303,000	392,851
	Cheng Fwa Industrial Co. Ltd.	35,000	21,718
	Cheng Loong Corp.	4,390,659	2,468,709
#*	Cheng Mei Materials Technology Corp.	715,880	302,906
#	Cheng Shin Rubber Industry Co. Ltd.	6,263,000	6,072,501
#	Cheng Uei Precision Industry Co. Ltd.	793,178	975,161
#	Chenming Electronic Technology Corp.	189,000	672,147
	Chia Chang Co. Ltd.	481,000	572,673
	Chia Hsin Cement Corp.	2,597,114	1,170,264
#	Chicony Electronics Co. Ltd.	1,331,000	4,920,513
#	Chicony Power Technology Co. Ltd.	520,000	1,334,086
	Chien Kuo Construction Co. Ltd.	712,637	731,685
	Chien Shing Harbour Service Co. Ltd.	24,496	33,516
	China Airlines Ltd.	13,107,353	9,220,886
	China Bills Finance Corp.	3,423,000	1,767,983
	China Ecotek Corp.	53,000	87,729
	China Electric Manufacturing Corp.	414,432	171,164
#	China General Plastics Corp.	693,585	273,737
#	China Glaze Co. Ltd.	346,799	273,179
#*	China Man-Made Fiber Corp.	5,668,014	1,263,956
#	China Metal Products	1,365,969	1,056,015
		Shares	Value»
TAIWAN — (Continued)
	China Motor Corp.	916,099	$1,611,438
#*	China Petrochemical Development Corp.	10,445,068	2,644,695
#	China Steel Chemical Corp.	322,000	757,283
#	China Steel Corp.	26,230,320	17,258,110
	China Steel Structure Co. Ltd.	7,000	9,564
	China Wire & Cable Co. Ltd.	444,600	578,528
#	Chinese Maritime Transport Ltd.	357,270	699,421
	Ching Feng Home Fashions Co. Ltd.	126,752	79,927
#	Chin-Poon Industrial Co. Ltd.	1,541,815	1,861,441
	Chipbond Technology Corp.	2,188,000	3,796,616
	ChipMOS Technologies, Inc. (8150 TT)	2,151,085	4,048,159
	ChipMOS Technologies, Inc. (IMOS US), ADR	16,133	599,009
#	Chlitina Holding Ltd.	128,000	419,172
	Chong Hong Construction Co. Ltd.	585,000	1,436,088
	Chun YU Works & Co. Ltd.	848,750	470,895
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,591,560
#	Chung Hwa Chemical Industrial Works Ltd.	134,000	183,249
#*	Chung Hwa Pulp Corp.	1,144,353	448,945
*††	Chung Shing Textile Co.	600	0
	Chung Tai Resource Technology Corp.	30,000	90,173
	Chung-Hsin Electric & Machinery Manufacturing Corp.	963,000	5,146,585
	Chyang Sheng Texing Co. Ltd.	146,000	80,726
#	Cleanaway Co. Ltd. (8422 TT)	2,420,000	2,827,679
	Clevo Co.	1,285,000	1,514,580
#	CMC Magnetics Corp.	1,961,019	667,265
	Collins Co. Ltd.	483,224	191,946
#	Compal Electronics, Inc.	16,160,332	16,678,550

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compeq Manufacturing Co. Ltd.	4,826,000	$25,731,148
	Complex Micro Interconnection Co. Ltd.	33,000	39,031
	Compucase Enterprise	236,000	542,012
	Concord Securities Co. Ltd.	2,445,244	1,294,323
#	Continental Holdings Corp.	2,097,540	1,508,204
#	Contrel Technology Co. Ltd.	515,000	864,358
	Coremax Corp.	233,112	499,524
#	Coretronic Corp.	854,800	2,367,613
#	Creative Sensor, Inc.	161,000	312,256
#	Crowell Development Corp.	165,150	143,633
	Cryomax Cooling System Corp.	44,926	65,115
	CTBC Financial Holding Co. Ltd.	57,326,073	92,360,576
#	CTCI Corp.	2,228,775	2,183,029
#	CviLux Corp.	238,000	646,417
	Cyberlink Corp.	141,000	372,072
	CyberPower Systems, Inc.	156,000	895,905
#*	CyberTAN Technology, Inc.	799,000	653,241
	DA CIN Construction Co. Ltd.	1,306,063	2,852,763
	Da-Li Development Co. Ltd.	881,392	1,312,059
#	Darfon Electronics Corp.	698,000	687,009
	Darwin Precisions Corp.	1,195,671	484,437
	De Licacy Industrial Co. Ltd.	174,222	62,151
	Delpha Construction Co. Ltd.	340,000	283,206
#	Depo Auto Parts Ind Co. Ltd.	538,000	2,571,163
*	DER PAO Construction	312,146	0
#	DFI, Inc.	62,000	117,228
#	Dimerco Express Corp.	367,000	918,467
	Donpon Precision, Inc.	123,200	191,930
	Drewloong Precision, Inc.	45,331	208,406
	Dyaco International, Inc.	20,000	12,605
#	Dynamic Holding Co. Ltd.	950,763	4,254,691
		Shares	Value»
TAIWAN — (Continued)
#	Dynapack International Technology Corp.	530,000	$5,624,720
#	E Ink Holdings, Inc.	951,000	5,286,762
	E.Sun Financial Holding Co. Ltd.	28,071,982	29,726,373
#	Eastech Holding Ltd.	158,000	488,983
	Eastern Media International Corp.	873,090	567,587
#	Eclat Textile Co. Ltd.	362,000	4,528,630
	eCloudvalley Digital Technology Co. Ltd.	36,000	68,323
	ECOVE Environment Corp.	11,000	103,235
#	Edison Opto Corp.	353,250	215,407
#*	Edom Technology Co. Ltd.	988,350	1,222,149
#	Elan Microelectronics Corp.	632,000	2,336,457
	E-Lead Electronic Co. Ltd.	106,000	169,214
#	Elitegroup Computer Systems Co. Ltd.	842,395	715,145
	Emerging Display Technologies Corp.	407,000	302,244
††	ENG Electric Co. Ltd.	11,999	52
#	Ennoconn Corp.	386,599	3,456,714
	Ennostar, Inc.	1,877,210	2,080,965
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,026,544
#*	Epileds Technologies, Inc.	83,000	61,118
#	Episil-Precision, Inc.	86,000	172,669
	Eris Technology Corp.	10,000	47,397
	Eson Precision Ind Co. Ltd.	435,000	1,158,941
#	Eternal Materials Co. Ltd.	2,553,487	4,960,687
#	Eurocharm Holdings Co. Ltd.	73,000	323,961
	Eva Airways Corp.	11,359,355	13,445,352
*	Everest Textile Co. Ltd.	1,630,813	344,382
#	Evergreen Aviation Technologies Corp.	356,000	1,812,912
	Evergreen International Storage & Transport Corp.	1,294,500	2,314,851
#	Evergreen Marine Corp. Taiwan Ltd.	3,648,658	21,549,684
	EVERGREEN Steel Corp.	693,000	2,252,256
#	Everlight Chemical Industrial Corp.	1,197,950	788,517

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co. Ltd.	2,218,000	$3,906,538
#	Evertop Wire Cable Corp.	545,000	500,133
#	Excelsior Medical Co. Ltd.	678,913	1,696,688
#	Far Eastern Department Stores Ltd.	4,119,445	2,874,335
	Far Eastern International Bank	14,059,848	5,572,912
	Far Eastern New Century Corp.	13,016,528	11,460,849
	Far EasTone Telecommunications Co. Ltd.	5,093,397	14,328,338
#	Farglory F T Z Investment Holding Co. Ltd.	499,655	732,284
	Farglory Land Development Co. Ltd.	1,375,264	2,898,536
	Feedback Technology Corp.	140,127	605,919
#	Feng Hsin Steel Co. Ltd.	415,000	852,439
#	Feng TAY Enterprise Co. Ltd.	669,000	2,039,312
	First Financial Holding Co. Ltd.	30,402,651	27,755,124
	First Hotel	974,857	397,089
#	First Insurance Co. Ltd.	1,400,064	1,202,695
*	First Steamship Co. Ltd.	2,874,042	503,241
	Fitipower Integrated Technology, Inc.	359,550	1,668,929
#	Flytech Technology Co. Ltd.	307,000	890,657
#	FocalTech Systems Co. Ltd.	636,000	1,076,380
#	Forcecon Tech Co. Ltd.	231,057	616,562
#	Forest Water Environment Engineering Co. Ltd.	150,052	174,293
#	Formosa Advanced Technologies Co. Ltd.	880,000	2,179,820
#	Formosa Chemicals & Fibre Corp.	7,606,000	10,181,948
#	Formosa Laboratories, Inc.	492,478	898,765
	Formosa Oilseed Processing Co. Ltd.	39,035	35,173
		Shares	Value»
TAIWAN — (Continued)
	Formosa Optical Technology Co. Ltd.	27,000	$83,969
	Formosa Petrochemical Corp.	2,453,000	4,167,815
#	Formosa Plastics Corp.	8,945,000	13,399,773
#	Formosa Sumco Technology Corp.	186,000	823,793
#	Formosa Taffeta Co. Ltd.	3,132,511	1,647,887
#	Formosan Rubber Group, Inc.	1,162,761	922,726
	Formosan Union Chemical Corp.	1,809,843	975,796
	Founding Construction & Development Co. Ltd.	626,418	283,122
	Foxconn Technology Co. Ltd.	1,729,142	3,128,102
#	Foxsemicon Integrated Technology, Inc.	291,000	2,584,811
#	Franbo Lines Corp.	600,392	385,207
	Froch Enterprise Co. Ltd.	1,037,734	572,158
#	FSP Technology, Inc.	810,292	1,325,408
	Fu Chun Shin Machinery Manufacture Co. Ltd.	248,097	208,933
#	Fu Hua Innovation Co. Ltd.	1,819,914	972,971
	Fubon Financial Holding Co. Ltd.	25,450,476	73,083,058
#	Fulgent Sun International Holding Co. Ltd.	517,623	1,546,216
	Fullerton Technology Co. Ltd.	402,200	305,212
#*	Fulltech Fiber Glass Corp.	1,327,306	3,843,738
	Fusheng Precision Co. Ltd.	300,000	2,553,194
#	Fwusow Industry Co. Ltd.	1,282,429	550,415
#	G Shank Enterprise Co. Ltd.	809,107	2,131,840
#	Gallant Precision Machining Co. Ltd.	68,000	187,836
#	Gamania Digital Entertainment Co. Ltd.	431,000	689,358
	GEM Services, Inc.	10,000	24,892

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	1,441,962	$1,301,140
#*	General Interface Solution GIS Holding Ltd.	953,000	1,172,423
#	Generalplus Technology, Inc.	213,000	272,033
#	Genesys Logic, Inc.	69,000	218,511
	Genius Electronic Optical Co. Ltd.	316,000	4,522,120
#	GeoVision, Inc.	95,000	144,032
	Getac Holdings Corp.	1,199,065	4,277,872
#	Giant Manufacturing Co. Ltd.	912,000	2,582,912
#*	Giantplus Technology Co. Ltd.	1,139,100	429,123
#	Gigabyte Technology Co. Ltd.	1,568,287	11,537,358
#	Global Brands Manufacture Ltd.	1,584,468	5,401,533
	Global Lighting Technologies, Inc.	167,000	210,764
#	Global Mixed Mode Technology, Inc.	176,000	1,348,397
	Global PMX Co. Ltd.	166,000	595,879
#	Global View Co. Ltd.	28,000	45,925
#	Globalwafers Co. Ltd.	722,000	11,351,731
#	Globe Union Industrial Corp.	919,126	294,366
#	Gloria Material Technology Corp.	1,886,116	2,040,754
#	GMI Technology, Inc.	66,143	83,081
	Golden Long Teng Development Co. Ltd.	93,000	85,870
	Goldsun Building Materials Co. Ltd.	4,517,171	5,052,872
	Good Will Instrument Co. Ltd.	269,746	424,943
#	Gordon Auto Body Parts	421,000	452,753
#	Gourmet Master Co. Ltd.	329,000	779,391
#	Grand Fortune Securities Co. Ltd.	1,169,929	558,551
#*	Grand Pacific Petrochemical	3,095,018	1,325,303
#	Grape King Bio Ltd.	294,000	1,130,063
	Great China Metal Industry	842,000	538,158
#	Great Tree Pharmacy Co. Ltd.	82,000	248,744
	Great Wall Enterprise Co. Ltd.	2,456,236	3,969,714
#	Greatek Electronics, Inc.	809,000	2,296,151
		Shares	Value»
TAIWAN — (Continued)
#	Group Up Industrial Co. Ltd.	113,000	$992,520
#	GTM Holdings Corp.	622,900	648,745
#	Hannstar Board Corp.	1,500,048	4,622,143
#*	HannStar Display Corp.	4,952,435	1,303,750
*	HannsTouch Holdings Co.	995,001	291,576
	Hanpin Electron Co. Ltd.	334,000	485,423
#*	Harvatek Corp.	770,553	503,063
	Heran Co. Ltd.	12,000	23,089
#	Hey Song Corp.	1,745,500	2,054,116
	Hi-Clearance, Inc.	4,296	18,647
	Highlight Tech Corp.	43,600	61,252
††	High-Tek Harness Enterprise Co. Ltd.	179,000	4,209
	Highwealth Construction Corp.	4,019,258	4,735,019
	Hi-Lai Foods Co. Ltd.	25,000	125,384
	HIM International Music, Inc.	4,000	11,920
#*	Hitron Technology, Inc.	219,000	207,121
	Hiwin Mikrosystem Corp.	20,000	73,086
	Hiwin Technologies Corp.	696,000	5,454,798
#	Hiyes International Co. Ltd.	159,651	388,993
#	Ho Tung Chemical Corp.	4,467,475	1,287,787
#	Hocheng Corp.	1,024,066	599,828
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	534,554
	Holiday Entertainment Co. Ltd.	23,000	43,583
*	Holtek Semiconductor, Inc.	50,000	74,009
#	Holy Stone Enterprise Co. Ltd.	432,800	1,424,924
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	40,490,192	279,885,183
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	741,003
	Hong TAI Electric Industrial	1,279,000	1,467,319
#	Horizon Securities Co. Ltd.	354,820	158,621
#	Hota Industrial Manufacturing Co. Ltd.	587,000	1,142,806
#	Hotai Finance Co. Ltd.	379,000	728,185

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hotai Motor Co. Ltd.	98,000	$1,689,303
	Hsin Kuang Steel Co. Ltd.	709,000	887,387
#	Hsing TA Cement Co.	862,614	422,789
	Hu Lane Associate, Inc.	327,626	1,210,369
#	HUA ENG Wire & Cable Co. Ltd.	362,000	434,592
	Hua Nan Financial Holdings Co. Ltd.	23,227,604	24,366,433
#	Hua Yu Lien Development Co. Ltd.	210,525	407,908
	Huaku Development Co. Ltd.	1,040,655	3,506,182
#	Huang Hsiang Construction Corp.	424,947	500,725
#	Hung Ching Development & Construction Co. Ltd.	857,468	785,454
#	Hung Sheng Construction Ltd.	1,724,269	1,098,021
	Huxen Corp.	173,281	255,129
#	Hwa Fong Rubber Industrial Co. Ltd.	455,000	215,211
#	Hwacom Systems, Inc.	414,000	783,516
#	Ibase Technology, Inc.	163,000	217,306
#	IBF Financial Holdings Co. Ltd.	13,768,262	7,290,227
#	Ichia Technologies, Inc.	1,160,260	1,929,975
	I-Chiun Precision Industry Co. Ltd.	27,000	108,843
#	IEI Integration Corp.	468,200	945,028
#	Infortrend Technology, Inc.	676,000	743,298
	Info-Tek Corp.	84,000	85,727
	Innodisk Corp.	169,311	4,238,965
#	Innolux Corp.	18,041,431	12,377,377
#	Inpaq Technology Co. Ltd.	348,930	928,964
#	Integrated Service Technology, Inc.	240,203	1,029,079
#	Interactive Digital Technologies, Inc.	40,000	100,175
#*	International CSRC Investment Holdings Co.	2,878,166	1,085,172
#	Inventec Corp.	7,876,277	11,180,401
#	Iron Force Industrial Co. Ltd.	190,420	579,155
#	ITE Technology, Inc.	437,479	1,660,288
#	ITEQ Corp.	711,000	2,382,795
#	Jarllytec Co. Ltd.	111,725	315,337
		Shares	Value»
TAIWAN — (Continued)
#	Jean Co. Ltd.	605,521	$407,313
	Jia Wei Lifestyle, Inc.	130,200	143,544
	Jih Lin Technology Co. Ltd.	7,000	12,044
#	Jiin Yeeh Ding Enterprise Co. Ltd.	231,000	721,210
#	Jinan Acetate Chemical Co. Ltd.	2,016,000	3,124,439
#	Jochu Technology Co. Ltd.	49,494	69,301
#	Johnson Health Tech Co. Ltd.	81,000	378,068
#	JPC connectivity, Inc.	173,000	771,705
#	JPP Holding Co. Ltd.	72,000	594,465
#	K Laser Technology, Inc.	716,601	372,696
#	Kaimei Electronic Corp.	351,400	1,008,493
	Kedge Construction Co. Ltd.	205,481	561,912
#	Kenda Rubber Industrial Co. Ltd.	1,507,409	944,718
	Kent Industrial Co. Ltd.	18,000	14,821
	Kerry TJ Logistics Co. Ltd.	206,000	213,616
#	Keystone Microtech Corp.	45,000	818,454
	KGI Financial Holding Co. Ltd.	52,866,127	30,229,130
#	KHGEARS International Ltd.	105,000	619,640
#	Kindom Development Co. Ltd.	2,075,700	2,034,218
	King Chou Marine Technology Co. Ltd.	301,100	497,406
	King Polytechnic Engineering Co. Ltd.	122,100	206,888
	King Yuan Electronics Co. Ltd.	2,959,805	27,423,087
#*	King's Town Construction Co. Ltd.	393,380	516,179
#*	Kinko Optical Co. Ltd.	442,756	910,179
#	Kinpo Electronics	5,886,375	4,895,011
#	Kinsus Interconnect Technology Corp.	1,359,000	10,794,032
#	KMC Kuei Meng International, Inc.	130,000	373,887
#	KS Terminals, Inc.	419,000	628,377
	Kuen Ling Machinery Refrigerating Co. Ltd.	8,000	10,446
#	Kung Long Batteries Industrial Co. Ltd.	119,000	466,760

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	2,211,875	$1,485,406
	Kuo Toong International Co. Ltd.	791,808	1,292,651
	Kwong Fong Industries Corp.	356,649	132,800
	Kwong Lung Enterprise Co. Ltd.	338,000	528,675
#	La Kaffa International Co. Ltd.	11,000	23,563
*	LAN FA Textile	985,713	371,447
#	Lanner Electronics, Inc.	337,000	720,685
#	Largan Precision Co. Ltd. (3008 TT)	329,000	25,075,480
#	Laser Tek Taiwan Co. Ltd.	129,000	221,249
	Laster Tech Co. Ltd.	367,172	257,144
	Leadtrend Technology Corp.	22,000	37,427
*	Lealea Enterprise Co. Ltd.	3,801,898	788,391
#	LEE CHI Enterprises Co. Ltd.	891,900	343,518
#	Lelon Electronics Corp.	395,000	1,346,001
#	Lemtech Holdings Co. Ltd.	132,300	372,464
	Leo Systems, Inc.	61,000	57,973
*	Leofoo Development Co. Ltd.	148,000	76,879
*	Li Peng Enterprise Co. Ltd.	2,274,381	397,812
#	Lian HWA Food Corp.	47,000	140,017
#	Lien Hwa Industrial Holdings Corp.	1,961,539	2,866,742
#	Lingsen Precision Industries Ltd.	1,375,480	1,185,121
	Lion Travel Service Co. Ltd.	251,000	1,344,415
	Lite-On Technology Corp.	6,635,738	34,108,874
#	Liton Technology Corp.	106,000	161,078
#	Long Da Construction & Development Corp.	501,000	489,997
*	Longchen Paper & Packaging Co. Ltd.	3,458,859	1,092,738
	Longwell Co.	670,000	3,315,892
	Lotes Co. Ltd.	109,000	4,909,073
	Lotus Pharmaceutical Co. Ltd.	558,000	6,386,391
	Loyalty Founder Enterprise Co. Ltd.	164,000	155,045
#	Lucky Cement Corp.	775,000	368,580
		Shares	Value»
TAIWAN — (Continued)
#	Lumax International Corp. Ltd.	215,000	$812,576
#*	Lung Yen Life Service Corp.	186,000	297,009
	Lungteh Shipbuilding Co. Ltd.	99,000	450,685
	M3 Technology, Inc.	6,000	16,189
#	Macauto Industrial Co. Ltd.	109,000	191,957
	Macnica Galaxy, Inc.	9,000	24,039
#*	Macronix International Co. Ltd.	5,258,605	15,128,218
	MacroWell OMG Digital Entertainment Co. Ltd.	9,000	22,211
	Magnate Technology Co. Ltd.	17,000	23,254
	Makalot Industrial Co. Ltd.	258,000	2,494,082
#	Marketech International Corp.	220,000	1,956,541
#	Materials Analysis Technology, Inc.	156,000	1,003,098
#	Mayer Steel Pipe Corp.	716,947	555,200
#	Maywufa Co. Ltd.	182,070	126,663
	MediaTek, Inc.	567,000	31,451,794
	Mega Financial Holding Co. Ltd.	20,752,717	25,518,564
#	Megaforce Co. Ltd.	152,000	183,544
#	Mercuries & Associates Holding Ltd.	2,248,771	1,066,998
#	Mercuries Data Systems Ltd.	141,000	113,791
*	Mercuries Life Insurance Co. Ltd.	3,940,589	978,830
	Merida Industry Co. Ltd.	665,000	1,778,450
	Merry Electronics Co. Ltd.	847,245	2,668,243
#	METAAGE Corp.	221,000	308,786
#	Micro-Star International Co. Ltd.	1,734,000	4,947,022
	Mildef Crete, Inc.	142,000	443,666
#	MIN AIK Technology Co. Ltd.	293,600	326,793
#	Mitac Holdings Corp.	2,813,450	6,996,774
#	Motech Industries, Inc.	998,000	738,370
	MSSCORPS Co. Ltd.	135,019	750,386
	Nak Sealing Technologies Corp.	92,000	330,294
#	Namchow Holdings Co. Ltd.	535,000	637,952

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nan Kang Rubber Tire Co. Ltd.	751,030	$848,375
#	Nan Pao Resins Chemical Co. Ltd.	183,000	1,798,029
	Nan Ya Plastics Corp.	11,318,000	27,056,555
	Nan Ya Printed Circuit Board Corp.	631,000	7,685,112
	Nang Kuang Pharmaceutical Co. Ltd.	171,000	198,251
#	Nantex Industry Co. Ltd.	508,000	381,490
*	Nanya Technology Corp.	3,078,000	31,157,777
#	National Aerospace Fasteners Corp.	82,064	280,974
#	Netronix, Inc.	47,000	159,525
*	New Asia Construction & Development Corp.	394,000	182,055
	Nextronics Engineering Corp.	11,000	34,788
#	Nichidenbo Corp.	589,000	1,724,919
	Nien Hsing Textile Co. Ltd.	470,061	264,581
#	Nien Made Enterprise Co. Ltd.	384,000	5,181,035
#	Niko Semiconductor Co. Ltd.	180,525	278,621
	Nishoku Technology, Inc.	201,000	724,698
	North-Star International Co. Ltd.	108,000	83,185
	Nova Technology Corp.	56,000	343,589
#	Novatek Microelectronics Corp.	570,000	6,763,398
#	Nuvoton Technology Corp.	213,000	418,680
	O-Bank Co. Ltd.	3,349,604	971,291
#	Optimax Technology Corp.	241,000	189,278
#	Orient Semiconductor Electronics Ltd.	1,115,670	2,034,445
*	Oriental Union Chemical Corp.	634,000	266,937
	O-TA Precision Industry Co. Ltd.	6,000	13,603
#	Pacific Construction Co.	1,552,452	444,991
	Paiho Shih Holdings Corp.	429,335	313,744
#	Pan German Universal Motors Ltd.	59,000	509,045
		Shares	Value»
TAIWAN — (Continued)
#	Pan Jit International, Inc.	1,024,100	$2,917,936
#	Pan-International Industrial Corp.	2,067,444	3,365,539
	Panion & BF Biotech, Inc.	5,000	10,360
#	Parade Technologies Ltd.	207,000	3,461,673
#	Parpro Corp.	28,000	56,166
#*	PChome Online, Inc.	564,061	504,603
#	PCL Technologies, Inc.	198,000	800,827
#	Pegatron Corp.	8,272,998	18,243,614
#	Pegavision Corp.	139,000	1,277,339
#	PharmaEngine, Inc.	172,000	363,752
*	Phihong Technology Co. Ltd.	78,000	71,336
#	Phison Electronics Corp.	279,000	20,690,817
	Phoenix Silicon International Corp.	257,000	1,365,900
	Phoenix Tours International, Inc.	49,350	78,876
#	Pixart Imaging, Inc.	422,000	2,662,438
	Podak Co. Ltd.	41,000	61,185
#	Posiflex Technology, Inc.	139,000	784,023
	Potens Semiconductor Corp.	10,000	27,039
	Pou Chen Corp.	8,449,550	8,167,190
*	Powerchip Semiconductor Manufacturing Corp.	2,930,000	6,286,517
	Powertech Technology, Inc.	2,538,000	20,097,287
	President Chain Store Corp.	127,000	862,352
#	President Securities Corp.	4,623,589	4,293,253
#	Primax Electronics Ltd.	1,899,000	4,736,618
	Prince Housing & Development Corp.	3,252,018	869,231
#	Promate Electronic Co. Ltd.	604,793	838,859
#	Prosperity Dielectrics Co. Ltd.	277,000	599,978
	Qisda Corp.	4,562,620	3,621,735
	QST International Corp.	210,858	292,862
#	Qualipoly Chemical Corp.	140,593	683,641
	Quang Viet Enterprise Co. Ltd.	35,410	76,829
#	Quanta Storage, Inc.	583,000	1,953,280

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Quintain Steel Co. Ltd.	1,325,247	$379,614
	Radiant Opto-Electronics Corp.	1,778,000	6,869,365
#	Radium Life Tech Co. Ltd.	2,218,543	753,487
	Raydium Semiconductor Corp.	196,000	1,437,498
#	Rechi Precision Co. Ltd.	1,099,000	887,135
#	Rexon Industrial Corp. Ltd.	370,000	310,686
#	Rich Development Co. Ltd.	2,050,175	515,752
*	Ritek Corp.	2,442,449	1,050,469
	Ruentex Development Co. Ltd.	3,663,900	3,348,344
#	Ruentex Industries Ltd.	742,385	1,187,754
	Run Long Construction Co. Ltd.	156,100	155,476
#	Sakura Development Co. Ltd.	361,600	541,402
	Sampo Corp.	1,886,340	1,443,281
#	San Fang Chemical Industry Co. Ltd.	341,000	341,109
	San Fu Chemical Co. Ltd.	26,000	102,392
	San Lien Technology Corp. Ltd.	22,000	57,670
	Sanyang Motor Co. Ltd.	1,694,624	3,216,405
	Savior Lifetec Corp.	580,000	380,694
#	ScinoPharm Taiwan Ltd.	370,000	287,977
#	SciVision Biotech, Inc.	57,000	141,106
	SDI Corp.	399,000	1,112,406
	Sea Sonic Electronics Co. Ltd.	71,000	145,468
	Senao International Co. Ltd.	33,000	30,282
#	Senao Networks, Inc.	76,000	324,390
	Sensortek Technology Corp.	23,000	133,948
#	Sercomm Corp.	792,000	2,140,707
#	Sesoda Corp.	787,279	832,865
	Shanghai Commercial & Savings Bank Ltd.	8,042,566	10,074,527
	Sharehope Medicine Co. Ltd.	271,191	205,303
#	Sheng Yu Steel Co. Ltd.	382,000	265,064
		Shares	Value»
TAIWAN — (Continued)
#	ShenMao Technology, Inc.	283,000	$1,001,211
#	Shieh Yih Machinery Industry Co. Ltd.	169,000	195,851
#	Shih Her Technologies, Inc.	279,069	1,574,193
*	Shih Wei Navigation Co. Ltd.	1,303,271	730,776
#	Shihlin Electric & Engineering Corp.	461,000	3,334,464
#	Shin Ruenn Development Co. Ltd.	162,776	242,747
#	Shin Zu Shing Co. Ltd.	445,517	2,943,394
	Shinkong Insurance Co. Ltd.	763,412	2,723,784
	Shinkong Synthetic Fibers Corp.	5,691,754	2,691,967
#	Shinkong Textile Co. Ltd.	163,000	384,285
	Shiny Chemical Industrial Co. Ltd.	101,000	457,209
#*	Shuttle, Inc.	1,074,015	550,978
	Sigurd Microelectronics Corp.	2,351,231	9,639,325
	Silergy Corp.	580,000	5,119,705
	Silitech Technology Corp.	33,000	34,878
	Simplo Technology Co. Ltd.	472,000	5,191,439
#	Sinbon Electronics Co. Ltd.	607,000	4,496,740
	Sincere Navigation Corp.	1,085,242	1,002,002
#	Singatron Enterprise Co. Ltd.	53,000	63,569
#	Sinmag Equipment Corp.	27,000	111,063
	Sino-American Silicon Products, Inc.	1,492,000	5,651,764
#	Sinon Corp.	1,847,877	2,662,914
	SinoPac Financial Holdings Co. Ltd.	48,999,196	44,382,682
#	Sinopower Semiconductor, Inc.	69,000	305,975
	Sinphar Pharmaceutical Co. Ltd.	385,682	381,198
	Sinyi Realty, Inc.	278,000	193,724
	Sirtec International Co. Ltd.	285,200	239,055
#	Sitronix Technology Corp.	303,000	1,868,811

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Siward Crystal Technology Co. Ltd.	740,875	$656,773
	Sixxon Tech Co. Ltd.	3,000	13,742
#	Soft-World International Corp.	136,000	439,716
	Solar Applied Materials Technology Corp.	1,884,000	3,799,948
#	Solteam, Inc.	215,742	342,035
	Song Shang Electronics Co. Ltd.	127,000	84,966
	Sonix Technology Co. Ltd.	13,000	14,980
#	Southeast Cement Co. Ltd.	901,700	464,862
*	Spectrum Electrics Corp.	19,000	16,872
#	Speed Tech Corp.	456,000	526,079
	Sporton International, Inc.	118,000	653,623
#	Sports Gear Co. Ltd.	85,000	272,284
#	St. Shine Optical Co. Ltd.	171,000	613,591
#	Standard Chemical & Pharmaceutical Co. Ltd.	306,000	593,576
#	Standard Foods Corp.	628,000	577,769
	Stark Technology, Inc.	16,000	70,087
#*	Starlux Airlines Co. Ltd.	1,894,000	1,381,328
	S-Tech Corp.	131,926	103,662
#	Sun Max Tech Ltd.	104,738	220,743
*	Sun Yad Construction Co. Ltd.	210,095	92,386
#	Sunny Friend Environmental Technology Co. Ltd.	55,000	133,881
	Sunonwealth Electric Machine Industry Co. Ltd.	660,000	2,968,306
	Sunplus Innovation Technology, Inc.	29,160	111,945
#*	Sunplus Technology Co. Ltd.	1,297,000	902,189
#	Sunrex Technology Corp.	473,108	564,501
#	Sunspring Metal Corp.	418,569	293,786
#	Superalloy Industrial Co. Ltd.	199,000	289,721
#	Supreme Electronics Co. Ltd.	1,975,507	5,248,299
#	Swancor Holding Co. Ltd.	182,000	668,915
		Shares	Value»
TAIWAN — (Continued)
	Sweeten Real Estate Development Co. Ltd.	1,036,476	$845,614
#	Symtek Automation Asia Co. Ltd.	54,158	250,078
#	Syncmold Enterprise Corp.	457,000	986,865
	Synmosa Biopharma Corp.	783,686	805,909
	Synnex Technology International Corp.	4,559,550	9,448,726
#	Syscom Computer Engineering Co.	122,000	215,294
	Systex Corp.	492,000	1,806,201
#	T3EX Global Holdings Corp.	420,000	866,376
#	TA Chen Stainless Pipe	5,154,033	6,398,315
#	Ta Ya Electric Wire & Cable	2,330,795	3,066,230
#	Tah Hsin Industrial Corp.	324,701	661,442
#	TA-I Technology Co. Ltd.	235,500	487,421
#	Tai Tung Communication Co. Ltd.	518,077	339,818
	Taichung Commercial Bank Co. Ltd.	24,982,368	15,863,716
	TaiDoc Technology Corp.	202,000	860,024
#	Taiflex Scientific Co. Ltd.	965,397	2,667,490
#	Taimide Tech, Inc.	272,000	533,825
	Tainan Enterprises Co. Ltd.	378,183	308,845
#	Tainan Spinning Co. Ltd.	5,615,485	2,422,217
#	Tai-Saw Technology Co. Ltd.	205,000	195,316
	TaiSol Electronics Co. Ltd.	15,000	24,184
#	Taisun Enterprise Co. Ltd.	647,000	374,984
#	Taita Chemical Co. Ltd.	607,394	234,477
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	1,089,348
#	Taiwan Acceptance Corp.	420,250	1,037,423
	Taiwan Business Bank	27,516,145	13,407,921
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	636,158
#	Taiwan Cogeneration Corp.	963,000	1,319,888

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cooperative Financial Holding Co. Ltd.	23,941,646	$17,892,680
	Taiwan Fertilizer Co. Ltd.	2,351,000	3,454,195
#	Taiwan Fire & Marine Insurance Co. Ltd.	903,000	1,405,640
	Taiwan FU Hsing Industrial Co. Ltd.	538,400	818,820
#*	Taiwan Glass Industry Corp.	4,278,982	6,466,844
#	Taiwan Hon Chuan Enterprise Co. Ltd.	1,116,704	4,241,189
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	911,093
††	Taiwan Land Development Corp.	4,185,322	66,830
	Taiwan Line Tek Electronic	18,000	13,877
#*	Taiwan Mask Corp.	455,000	563,422
#	Taiwan Mobile Co. Ltd.	1,541,000	5,167,023
#	Taiwan Navigation Co. Ltd.	1,063,000	1,046,881
#	Taiwan Paiho Ltd.	930,000	1,471,961
#	Taiwan PCB Techvest Co. Ltd.	901,946	1,010,242
	Taiwan Sakura Corp.	119,000	314,491
	Taiwan Secom Co. Ltd.	385,000	1,302,832
	Taiwan Semiconductor Co. Ltd.	763,000	1,533,834
#	Taiwan Shin Kong Security Co. Ltd.	460,390	596,347
	Taiwan Steel Union Co. Ltd.	8,000	27,142
	Taiwan Surface Mounting Technology Corp.	1,330,991	3,882,626
#*	Taiwan TEA Corp.	1,912,092	793,394
	Taiwan Union Technology Corp.	534,000	8,446,078
	Taiyen Biotech Co. Ltd.	582,217	583,166
#	Tatung Co. Ltd.	4,384,050	5,377,258
	Tatung System Technologies, Inc.	7,000	15,561
	TCC Group Holdings Co. Ltd.	18,560,110	15,528,832
	TCI Co. Ltd.	323,000	1,564,091
	Te Chang Construction Co. Ltd.	170,260	364,861
	Teco Electric & Machinery Co. Ltd.	4,616,725	11,775,649
		Shares	Value»
TAIWAN — (Continued)
#	Test Research, Inc.	480,000	$2,725,408
#	Test Rite International Co. Ltd.	1,078,266	694,031
*	Thermaltake Technology Co. Ltd.	150,000	148,891
#	Thinking Electronic Industrial Co. Ltd.	243,000	1,278,664
	Thye Ming Industrial Co. Ltd.	220,609	494,109
	Ton Yi Industrial Corp.	3,768,600	2,136,174
	Tong Hsing Electronic Industries Ltd.	650,480	2,881,089
#	Tong Yang Industry Co. Ltd.	1,842,000	6,384,097
#	Tong-Tai Machine & Tool Co. Ltd.	700,447	740,199
	Top Bright Holding Co. Ltd.	10,000	95,052
#	Top Union Electronics Corp.	220,029	204,154
	Topco Scientific Co. Ltd.	343,000	3,482,387
	Topco Technologies Corp.	18,000	35,566
	Topkey Corp.	239,000	1,201,150
	Topoint Technology Co. Ltd.	18,200	116,560
#	TPK Holding Co. Ltd.	1,108,000	1,360,113
	Transcend Information, Inc.	310,000	2,580,838
#	Trigold Holdings Ltd.	33,000	64,438
	Tripod Technology Corp.	1,589,000	18,726,864
#	TS Financial Holding Co. Ltd (2887 TT)	72,697,817	52,249,065
*	TS Financial Holding Co. Ltd (28871 TT)	6,373,667	1,885,510
	TSC Auto ID Technology Co. Ltd.	48,199	296,358
#	TSRC Corp.	1,185,000	572,082
	Ttet Union Corp.	6,000	27,827
	TTY Biopharm Co. Ltd.	406,000	1,098,845
#	Tung Ho Steel Enterprise Corp.	2,802,593	6,167,323
#	Tung Thih Electronic Co. Ltd.	202,592	362,995
#	TURVO International Co. Ltd.	122,000	1,112,166
#	TXC Corp.	1,017,000	2,781,783
#	TYC Brother Industrial Co. Ltd.	866,723	1,357,053
#	Tyntek Corp.	1,446,097	889,647

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ubright Optronics Corp.	80,000	$142,227
#	UDE Corp.	353,000	1,215,274
	Ultra Chip, Inc.	44,000	66,313
	U-Ming Marine Transport Corp.	1,886,000	3,707,485
#	Unic Technology Corp.	245,000	227,803
	Unimicron Technology Corp.	4,603,542	54,721,440
#	Union Bank of Taiwan	12,010,934	7,118,284
	Union Insurance Co. Ltd.	79,000	71,901
#	Uni-President Enterprises Corp.	11,170,000	25,412,002
#	Unitech Computer Co. Ltd.	477,739	618,871
#	Unitech Printed Circuit Board Corp.	3,357,400	5,478,314
#	United Alloy-Tech Co.	207,000	391,858
	United Microelectronics Corp. (2303 TT)	41,948,681	83,467,513
	United Orthopedic Corp.	321,000	1,090,203
	United Radiant Technology	38,000	29,654
*	United Renewable Energy Co. Ltd.	1,270,000	450,000
	Univacco Technology, Inc.	125,000	180,469
	Universal Cement Corp.	2,324,539	2,181,164
	Universal Vision Biotechnology Co. Ltd.	66,000	299,812
#	UPC Technology Corp.	2,651,598	937,666
#	Userjoy Technology Co. Ltd.	69,690	165,262
#	USI Corp.	2,966,827	1,134,811
*	Usun Technology Co. Ltd.	12,000	18,825
#	Utechzone Co. Ltd.	131,000	440,769
#	UVAT Technology Co. Ltd.	56,000	117,273
#	Vanguard International Semiconductor Corp.	2,674,201	12,122,420
	Ve Wong Corp.	912,806	1,142,137
#	Ventec International Group Co. Ltd.	189,000	536,263
#	Viking Tech Corp.	207,000	373,929
#	Visco Vision, Inc.	128,000	691,245
#	VisEra Technologies Co. Ltd.	279,000	2,492,602
	Vizionfocus, Inc.	24,000	133,505
		Shares	Value»
TAIWAN — (Continued)
#	VSO Electronics Co. Ltd.	41,000	$150,567
#*	Wafer Works Corp.	1,799,616	2,103,524
#	Waffer Technology Corp.	214,000	386,973
#	Wah Hong Industrial Corp.	205,516	270,400
	Wah Lee Industrial Corp.	862,100	3,378,086
#	Walsin Lihwa Corp.	9,140,143	12,509,310
#	Walsin Technology Corp.	1,067,000	4,579,045
#	Walton Advanced Engineering, Inc.	1,262,853	3,104,853
#	Wan Hai Lines Ltd.	2,470,000	5,784,732
*	We & Win Development Co. Ltd.	53,000	17,602
*	WEI Chih Steel Industrial Co. Ltd.	16,000	10,173
	Wei Chuan Foods Corp.	666,000	308,692
#	Weikeng Industrial Co. Ltd.	2,081,490	2,028,158
#	Well Shin Technology Co. Ltd.	450,080	729,760
#	Weltrend Semiconductor	161,000	265,294
#	Wendell Industrial Co. Ltd.	13,000	58,341
#	Wholetech System Hitech Ltd.	30,000	124,732
#	Win Semiconductors Corp.	1,257,000	9,294,858
*	Winbond Electronics Corp.	12,243,422	48,414,671
#	Winmate, Inc.	42,000	192,510
#	Winstek Semiconductor Co. Ltd.	207,000	913,202
*††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,543,364	3,454,139
#	Wistron Corp.	8,316,343	34,033,771
#	WITS Corp.	123,659	477,065
	WNC Corp.	1,041,474	6,073,696
#	Wonderful Hi-Tech Co. Ltd.	496,000	743,597
	Wowprime Corp.	43,000	290,366
	WPG Holdings Ltd.	5,323,284	10,826,520
	WT Microelectronics Co. Ltd.	2,255,104	11,133,260
#	WUS Printed Circuit Co. Ltd.	483,668	1,493,640
	XAC Automation Corp.	47,000	37,662
#	XinTec, Inc.	276,000	1,459,974

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Xxentria Technology Materials Corp.	429,906	$520,091
	Ya Horng Electronic Co. Ltd.	22,000	38,176
#	Yageo Corp.	5,931,524	51,784,444
#	Yang Ming Marine Transport Corp.	5,112,000	8,673,590
#	YC INOX Co. Ltd.	2,009,894	1,428,332
	Yea Shin International Development Co. Ltd.	1,036,512	810,508
#	Yem Chio Co. Ltd.	1,562,820	667,424
	Yen Sun Technology Corp.	58,000	92,990
	YFC-Boneagle Electric Co. Ltd.	20,449	18,308
#	YFY, Inc.	4,595,847	3,650,500
	Yi Jinn Industrial Co. Ltd.	1,197,149	579,703
*	Yieh Phui Enterprise Co. Ltd.	3,810,862	1,882,047
#	Young Fast Optoelectronics Co. Ltd.	283,000	573,954
*	Young Optics, Inc.	16,000	27,413
	Youngtek Electronics Corp.	557,047	1,259,903
	Yuanta Financial Holding Co. Ltd.	41,758,335	56,884,492
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	29,263
#	Yulon Motor Co. Ltd.	2,153,350	2,117,500
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	519,243
#	YungShin Global Holding Corp.	652,000	1,153,255
	Yusin Holding Corp.	45,643	99,583
	Zeng Hsing Industrial Co. Ltd.	214,358	652,252
#	Zenitron Corp.	940,000	1,363,253
#	Zero One Technology Co. Ltd.	438,391	1,545,759
	Zhen Ding Technology Holding Ltd.	3,357,000	20,687,885
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	466,985
	ZillTek Technology Corp.	31,000	180,530
	Zippy Technology Corp.	294,000	469,303
#	Zyxel Group Corp.	1,258,793	1,447,286
TOTAL TAIWAN			2,884,506,993
		Shares	Value»
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	795,647	$328,541
	Amata Corp. PCL	1,510,600	750,506
	AP Thailand PCL	10,762,130	3,093,643
#	Asset World Corp. PCL	17,236,900	1,189,516
	Bangchak Corp. PCL	3,895,000	3,745,893
	Bangkok Bank PCL (BBLF TB)	3,293,353	16,521,109
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,302,284
#	Bangkok Commercial Asset Management PCL	6,612,154	1,678,839
	Bangkok Land PCL	48,392,293	691,941
	Bangkok Life Assurance PCL, NVDR	752,200	509,082
	Banpu PCL	23,370,933	3,974,388
#	Berli Jucker PCL	3,688,100	1,689,704
	BKI Holdings PCL	153,028	1,464,421
*	BTS Group Holdings PCL	5,351,400	369,689
	Charoen Pokphand Foods PCL	13,969,400	9,150,640
#	CP Axtra PCL	2,635,668	1,236,935
*	Energy Absolute PCL	908,000	79,104
#	GFPT PCL	2,125,200	647,265
	Global Green Chemicals PCL	30,900	3,148
	Hana Microelectronics PCL	1,866,318	1,033,466
	ICC International PCL	3,556,709	2,792,226
	Indorama Ventures PCL	1,129,722	731,600
#	IRPC PCL	7,941,300	293,030
	Jaymart Group Holdings PCL	1,646,200	378,604
#	JMT Network Services PCL	1,721,200	463,286
	Kasikornbank PCL (KBANKF TB)	176,800	1,055,940
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	5,037,817
	Khon Kaen Sugar Industry PCL	7,579,607	295,569
	Kiatnakin Phatra Bank PCL	85,313	195,129
	Krung Thai Bank PCL	5,096,700	4,573,445
	Lalin Property PCL	204,200	30,603
#	Land & Houses PCL (LHF TB)	736,360	91,217
	LH Financial Group PCL	6,930,046	215,628
	Northeast Rubber PCL	1,123,088	170,493

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Polyplex Thailand PCL	1,641,925	$422,813
#	Precious Shipping PCL	2,582,050	521,862
*	Property Perfect PCL	28,297,735	44,526
	Pruksa Holding PCL	2,271,400	259,691
	PTT Exploration & Production PCL	2,477,100	9,683,528
	PTT Global Chemical PCL	5,667,841	4,446,995
	PTT PCL	44,568,100	48,110,650
	Quality Houses PCL	15,196,319	623,490
	Regional Container Lines PCL	1,324,800	1,158,981
	Rojana Industrial Park PCL	2,667,073	389,650
	S Hotels & Resorts PCL	3,085,840	163,452
	Saha Pathana Inter-Holding PCL	3,372,150	4,514,057
	Saha Pathanapibul PCL	1,052,533	1,917,058
	Saha-Union PCL	1,568,500	1,356,365
#	Sansiri PCL	51,399,366	2,240,462
#	SC Asset Corp. PCL	7,576,230	411,552
#	SCG Packaging PCL	1,699,400	1,074,622
#	SCGJWD Logistics PCL	63,200	13,961
	Siam Cement PCL	1,195,300	7,804,503
*	Singer Thailand PCL	495,500	74,816
	Somboon Advance Technology PCL	1,029,700	484,101
	SPCG PCL	1,695,800	517,086
#	Sri Trang Agro-Industry PCL	3,194,858	1,300,480
#	Sri Trang Gloves Thailand PCL	3,255,548	926,746
	Star Petroleum Refining PCL	3,606,623	776,139
#*	Stecon Group PCL	2,688,278	676,330
*	STP & I PCL	70,600	10,257
#	Supalai PCL	3,850,700	2,225,446
*	Super Energy Corp. PCL	72,819,209	251,642
	Thai Oil PCL	2,961,174	4,027,391
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	1,029,664
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	115,618
	Thai Wacoal PCL	55,700	29,949
	Thanachart Capital PCL	690,300	1,293,836
	Thoresen Thai Agencies PCL	5,424,076	727,808
		Shares	Value»
THAILAND — (Continued)
#	TMBThanachart Bank PCL	56,586,596	$3,627,558
	TPI Polene PCL	24,462,140	568,076
	TPI Polene Power PCL	9,522,050	553,971
	VGI PCL	725,200	19,793
*	Xspring Capital PCL	13,093,567	191,343
TOTAL THAILAND			170,370,969
TURKEY — (0.7%)
*	Adese Gayrimenkul Yatirim AS	19,148,470	581,366
	Afyon Cimento Sanayi TAS	231,737	78,110
	Akcansa Cimento AS	13,846	62,005
*	Akfen Yenilenebilir Enerji AS	420,021	180,614
*	Aksa Enerji Uretim AS	607,373	1,030,995
	Alarko Holding AS	553,546	1,379,120
	Albaraka Turk Katilim Bankasi AS	6,251,810	1,330,917
	Anadolu Efes Biracilik Ve Malt Sanayii AS	652,170	288,557
#*	Arcelik AS	61,949	162,797
	Aygaz AS	135,111	745,445
*	Bera Holding AS	2,615,315	1,084,623
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	798,288	263,145
	Bursa Cimento Fabrikasi AS	2,315,698	370,917
*	Can2 Termik AS	20,506,507	987,157
	Cemtas Celik Makina Sanayi Ve Ticaret AS	252,392	71,146
*	Deva Holding AS	96,554	148,349
#	Dogan Sirketler Grubu Holding AS	3,901,181	1,948,371
	Dogu Aras Enerji Yatirimlari AS	45,627	86,087
	Dogus Otomotiv Servis ve Ticaret AS	352,047	1,858,975
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	323,905	887,837
#	Enka Insaat ve Sanayi AS	3,002,571	6,746,519
	Eregli Demir ve Celik Fabrikalari TAS	8,743,943	5,660,471
*	Esenboga Elektrik Uretim AS	545,473	49,544

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,133	$30,855
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	48,015	394,300
*	GSD Holding AS	4,401,973	511,534
*	Izmir Demir Celik Sanayi AS	483,230	81,125
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	553,530	360,072
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,677,749	2,466,382
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	7,692,586	521,224
*	Kayseri Seker Fabrikasi AS	1,267,542	142,829
#	KOC Holding AS	2,566,231	12,273,813
	Lila Kagit Sanayi ve Ticaret AS	205,732	151,238
*	Loras Holding AS	1,375,773	135,500
*	Marmara Holding AS	851,409	50,222
	Migros Ticaret AS	20,353	298,111
*	NET Holding AS	498,232	550,630
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,042,015	404,611
*	Parsan Makina Parcalari Sanayii AS	55,901	128,088
#*	Pegasus Hava Tasimaciligi AS	535,796	2,515,821
*	Polisan Holding AS	214,103	89,654
#*	Sasa Polyester Sanayi AS	9,091,507	533,390
	Sekerbank Turk AS	2,587,623	543,772
*	Sok Marketler Ticaret AS	369,932	552,707
*	TAV Havalimanlari Holding AS	91,491	732,631
#	Tekfen Holding AS	582,506	1,028,230
*	Tukas Gida Sanayi ve Ticaret AS	11,762,076	785,550
	Turcas Holding AS	72,783	78,444
#	Turk Hava Yollari AO	2,065,083	14,444,459
#*	Turk Telekomunikasyon AS	1,066,250	1,624,275
		Shares	Value»
TURKEY — (Continued)
#	Turkcell Iletisim Hizmetleri AS	2,463,328	$6,638,916
#	Turkiye Petrol Rafinerileri AS	2,091,507	11,785,805
*	Turkiye Sinai Kalkinma Bankasi AS	1,980,439	642,408
	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,665,111
*	Turkiye Vakiflar Bankasi TAO, Class D	2,657,236	2,241,647
#	Ulker Biskuvi Sanayi AS	485,080	1,513,498
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	476,715	526,477
*	Yayla Agro Gida Sanayi VE Nakliyat AS	181,420	53,479
TOTAL TURKEY			94,499,875
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	7,707,419	31,969,577
	Abu Dhabi National Hotels	8,370,289	997,333
*	Abu Dhabi Ports Co. PJSC	2,765,179	3,888,066
	Agility Global PLC	13,665,886	5,024,030
	Agthia Group PJSC	559,550	564,022
*	AL Seer Marine Supplies & Equipment Co. LLC	211,673	141,866
	Alpha Dhabi Holding PJSC	57,754	140,392
	Amanat Holdings PJSC	3,784,922	1,329,112
*	Amlak Finance PJSC	739,419	356,366
	Dana Gas PJSC	21,713,693	5,523,384
	Deyaar Development PJSC	5,729,570	1,592,689
	Dubai Investments PJSC	8,473,620	9,235,136
	Emaar Properties PJSC	24,987,553	102,216,408
	Emirates NBD Bank PJSC	4,113,220	34,835,687
*	EMSTEEL Building Materials PJSC	3,195,254	1,010,639
	First Abu Dhabi Bank PJSC	113,568	575,419
*	Ghitha Holding PJSC	44,430	203,873
*	Modon Holding PSC	3,395,635	3,127,943

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Central Cooling Co. PJSC	23,020	$18,816
	NMDC Group PJSC	10,207	57,163
*	RAK Properties PJSC	5,527,350	1,957,736
	Ras Al Khaimah Ceramics PJSC	1,273,784	881,231
*	Two Point Zero Group PJSC	10,520,092	6,465,226
*	Union Properties PJSC	3,928,839	931,210
TOTAL UNITED ARAB EMIRATES			213,043,324
TOTAL COMMON STOCKS			13,789,398,707
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.4%)
	Banco ABC Brasil SA, 9.667%	491,054	2,502,507
Ω	Banco BMG SA, 10.786%	153,565	146,190
	Banco Bradesco SA, 6.739%	3,986,902	16,143,819
	Banco do Estado do Rio Grande do Sul SA, 8.900%	855,951	2,929,206
	Cia de Ferro Ligas da Bahia FERBASA, 8.707%	31,508	50,171
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	163,525	874,681
	Eucatex SA Industria e Comercio, 5.357%	181,029	722,362
	Gerdau SA, 2.765%	191,173	814,422
	Petroleo Brasileiro SA - Petrobras, 7.682%	4,974,535	35,692,070
*	Raizen SA	2,985,699	584,346
	Randoncorp SA, 0.726%	707,218	865,419
	Schulz SA, 11.852%	15,547	15,775
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	344,363	412,234
TOTAL BRAZIL			61,753,202
	Shares	Value»

COLOMBIA — (0.1%)
Grupo Argos SA, 4.719%	445,052	$1,755,221
Grupo de Inversiones Suramericana SA, 2.879%	667,822	9,411,567
TOTAL COLOMBIA		11,166,788
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	514,708	309,014
TOTAL PREFERRED STOCKS		73,229,004
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Banco BMG SA Rights 03/02/2026	12,671	1,926
MALAYSIA — (0.0%)
* Berjaya Corp. Bhd. Warrants 01/06/2031	4,301,290	87,292
TAIWAN — (0.0%)
* Kinsus Interconnect Technology Corp. Rights 01/26/2026	156,147	530,910
* Speed Tech Corp. Rights 01/15/2026	46,003	5,116
TOTAL TAIWAN		536,026
TOTAL RIGHTS/WARRANTS		625,244
TOTAL INVESTMENT SECURITIES (Cost $8,243,960,513)		13,863,252,955

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	18,091,365	209,262,814
TOTAL INVESTMENTS — (100.0%)
(Cost $8,453,223,183)^^			$14,072,515,769

Dimensional Emerging Markets Value Fund
CONTINUED
As of January 31, 2026, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	275	03/20/26	$95,572,592	$95,779,063	$206,471
Total Futures Contracts			$95,572,592	$95,779,063	$206,471
As of January 31, 2026, the value of Rule 144A securities amounted to $196,884,065 or 1.4% of net assets.
Summary of the Fund's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$346,647,161	$165,438	—	$346,812,599
Chile	1,433,529	77,133,481	—	78,567,010
China	218,520,892	3,560,443,782	$435,669	3,779,400,343
Colombia	10,879,143	455,318	—	11,334,461
Czech Republic	—	19,336,760	—	19,336,760
Greece	39,206,637	46,123,889	—	85,330,526
Hong Kong	—	598,196	—	598,196
Hungary	—	22,257,284	—	22,257,284
India	36,938,445	2,026,933,197	—	2,063,871,642
Indonesia	—	167,058,894	111,404	167,170,298
Kuwait	—	78,391,829	215,368	78,607,197
Malaysia	—	204,047,835	—	204,047,835
Mexico	356,518,661	8,981,064	—	365,499,725
Philippines	—	70,304,245	16,685	70,320,930
Poland	—	197,797,776	—	197,797,776
Qatar	—	81,758,734	—	81,758,734
Saudi Arabia	346,517	390,943,326	—	391,289,843
South Africa	—	433,490,312	—	433,490,312
South Korea	256,026,215	1,773,281,200	178,660	2,029,486,075
Taiwan	13,295,637	2,871,140,265	71,091	2,884,506,993
Thailand	—	170,370,969	—	170,370,969
Turkey	—	94,499,875	—	94,499,875
United Arab Emirates	—	213,043,324	—	213,043,324
Preferred Stocks
Brazil	61,753,202	—	—	61,753,202
Colombia	11,166,788	—	—	11,166,788
Philippines	—	309,014	—	309,014
Rights/Warrants
Brazil	—	1,926	—	1,926
Malaysia	—	87,292	—	87,292
Taiwan	—	536,026	—	536,026
Securities Lending Collateral	—	209,262,814	—	209,262,814
Total Investments in Securities	$1,352,732,827	$12,718,754,065	$1,028,877˂˃	$14,072,515,769
Financial Instruments
Assets
Futures Contracts**	206,471	—	—	206,471
Total Financial Instruments	$206,471	—	—	$206,471
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional Emerging Markets Value Fund
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was $8,964,554 for the Dimensional Emerging Markets Value Fund.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.